MassMutual Total Return Bond Fund — Portfolio of Investments

June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 99.4%
Bank Loans — 1.8%
Advertising — 0.0%
Advantage Sales & Marketing, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.250%
8.789% VRN 10/28/27 (a)	$54,496	$45,241
Aerospace & Defense — 0.0%
HDI Aerospace Intermediate Holding III Corp., Term Loan B
0.000% 2/11/32 (b)	52,000	52,000
TransDigm, Inc.
2023 Term Loan J, 3 mo. USD Term SOFR + 2.500%
6.796% VRN 2/28/31 (a)	11,880	11,900
2024 Term Loan I, 3 mo. USD Term SOFR + 2.750%
7.046% VRN 8/24/28 (a)	49,937	50,098
		113,998
Apparel — 0.0%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 12/21/28 (a)	43,990	43,932
Auto Parts & Equipment — 0.0%
First Brands Group LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 5.000%
9.541% VRN 3/30/27 (a)	81,453	76,815
Beverages — 0.0%
Celsius Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
7.492% VRN 4/01/32 (a)	46,155	46,375
Naked Juice LLC
Term Loan, 3 mo. USD Term SOFR + 3.250%
7.646% VRN 1/24/29 (a) (c)	307,781	104,646
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6,000%
10.396% FRN 1/24/30 (a)	68,440	15,969
2025 FLTO Term Loan, 3 mo. USD Term SOFR + 6.000%
10.396% VRN 1/24/30 (a)	317	146
Primo Brands Corp., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.546% VRN 3/31/28 (a)	11,991	12,029
		179,165
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 8/18/28 (a)	71,917	71,647
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500%
6.927% VRN 5/06/27 (a)	44,374	43,931
		115,578

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.1%
Albion Financing 3 SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.321% VRN 8/16/29 (a)	$14,240	$14,249
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.049% VRN 10/16/31 (a)	48,046	48,213
Boost Newco Borrower LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.296% VRN 1/31/31 (a)	54,516	54,629
CCRR Parent, Inc.
US Acquisition Facility, 3 mo. USD Term SOFR + 4.250%
8.683% VRN 3/06/28 (a)	76,898	31,836
Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.697% VRN 3/06/28 (a)	27,359	10,807
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
8.046% VRN 7/06/29 (a)	32,291	32,317
TruGreen LP, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000%
8.427% VRN 11/02/27 (a)	70,924	67,157
		259,208
Computers — 0.1%
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.316% VRN 3/01/29 (a)	11,506	11,158
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.177% VRN 2/01/28 (a)	80,846	71,170
Twitter, Inc.
2025 Fixed Term Loan,
9.500% 10/26/29	26,730	25,973
Term Loan, 1 mo. USD Term SOFR + 6.500%
10.927% VRN 10/26/29 (a)	72,730	70,980
		179,281
Cosmetics & Personal Care — 0.0%
Opal Bidco SAS, USD Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.575% VRN 4/28/32 (a)	43,809	43,960
Distribution & Wholesale — 0.0%
BCPE Empire Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 12/11/30 (a)	22,244	22,094
Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
6.071% VRN 6/24/30 (a)	356,013	356,166
Blackhawk Network Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
8.327% VRN 3/12/29 (a)	51,903	52,147
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.046% VRN 4/09/27 (a)	137,340	133,235
GC Ferry Acquisition I, Inc., Term Loan
0.000% 6/04/32 (b)	51,020	50,063

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Guggenheim Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.796% VRN 11/26/31 (a)	$37,742	$37,876
Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.000%
6.333% VRN 12/15/31 (a)	75,884	75,787
		705,274
Electric — 0.2%
Alpha Generation LLC
Term Loan B
0.000% 9/30/31 (b)	94,382	94,186
2025 Term Loan B
0.000% 9/30/31 (b)	94,620	94,423
Calpine Corp.
2024 Term Loan B10, 1 mo. USD Term SOFR + 1.750%
6.077% VRN 1/31/31 (a) (b)	122,415	122,323
2024 Term Loan B5, 1 mo. USD Term SOFR + 1.750%
6.077% VRN 2/15/32 (a)	84,692	84,653
EFS Cogen Holdings I LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.796% VRN 10/03/31 (a)	66,539	66,747
Kestrel Acquisition LLC, 2024 Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 2.500%, 3 mo. USD Term SOFR + 3.500%
7.796% - 10.000% VRN 11/06/31 (a)	40,023	39,937
Potomac Energy Center LLC, Term Loan, 3 mo. USD Term SOFR + 6.000%
10.557% VRN 11/12/26 (a)	42,558	42,558
South Field LLC
2025 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 8/29/31 (a)	31,809	31,928
2025 Term Loan C, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 8/29/31 (a)	2,046	2,053
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.750%
6.077% VRN 12/20/30 (a)	106,533	106,747
		685,555
Electrical Components & Equipment — 0.0%
Pelican Products, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.250%
8.807% VRN 12/29/28 (a)	62,728	54,652
Electronics — 0.0%
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.580% VRN 10/24/31 (a)	74,813	74,813
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.796% VRN 2/15/31 (a)	91,809	76,556
Entertainment — 0.1%
DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.066% VRN 3/04/32 (a)	31,275	31,158
Flutter Financing BV, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.296% VRN 6/04/32 (a)	65,128	65,047

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GVC Holdings (Gibraltar) Ltd., 2024 USD Term Loan B3, 6 mo. USD Term SOFR + 2.750%
7.016% VRN 10/31/29 (a)	$31,152	$31,246
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
9.074% VRN 8/13/31 (a)	119,980	120,880
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.571% VRN 11/21/31 (a)	27,807	27,898
Voyager Parent LLC, Term Loan B
0.000% 5/09/32 (b)	84,631	83,667
		359,896
Food — 0.1%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 3 mo. U.S. (Fed) Prime Rate + 2.750%
10.250% VRN 10/01/25 (a)	16,997	16,976
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000%, 3 mo. U.S. (Fed) Prime Rate + 3.000%
8.441% - 10.500% VRN 6/09/28 (a)	67,082	66,075
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750%
9.077% VRN 5/01/31 (a)	108,807	109,351
		192,402
Health Care - Products — 0.0%
Antylia Scientific, Term Loan, 3 mo. USD Term SOFR + 4.000%
8.318% VRN 5/27/32 (a)	41,986	40,814
Health Care - Services — 0.1%
IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 1.750%
6.046% VRN 1/02/31 (a)	86,755	87,053
Modivcare, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.046% VRN 7/01/31 (a)	320,539	232,926
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.296% VRN 9/27/30 (a)	18,880	18,686
		338,665
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.324% VRN 7/31/28 (a)	34,002	33,931
Insurance — 0.0%
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 1/30/32 (a)	55,294	55,304
Asurion LLC, 2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.691% VRN 1/20/29 (a)	36,698	33,974
		89,278
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.677% VRN 12/06/27 (a)	63,261	62,414
Barracuda Networks, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.780% VRN 8/15/29 (a)	42,579	35,224

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Delivery Hero SE, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.300% VRN 12/12/29 (a)	$93,030	$93,670
Magnite, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 2/06/31 (a)	67,308	67,392
MH Sub I LLC
2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 5/03/28 (a)	26,024	24,390
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 12/31/31 (a)	108,738	94,240
Plano HoldCo, Inc., Term Loan B
0.000% 10/02/31 (b)	16,958	16,067
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.750%
9.077% VRN 3/15/30 (a)	40,209	38,935
Red Ventures LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 3/04/30 (a) (b)	52,516	44,433
Research Now Group, Inc., 2024 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 5.500%
10.086% VRN 10/15/28 (a)	49,007	43,106
TripAdvisor, Inc., Term Loan, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 7/08/31 (a)	44,446	44,279
		564,150
Leisure Time — 0.0%
Sabre GLBL, Inc.
2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.427% VRN 6/30/28 (a)	34,956	34,606
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.000%
10.427% VRN 11/15/29 (a)	25,329	25,215
		59,821
Lodging — 0.1%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750%
6.069% VRN 11/08/30 (a)	239,333	240,044
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 3/14/31 (a)	23,922	23,951
		263,995
Machinery - Construction & Mining — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250%
6.574% VRN 1/27/31 (a) (b)	42,726	42,722
Machinery - Diversified — 0.0%
Oregon Tool, Inc., 2025 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
8.586% VRN 10/15/29 (a)	104,363	84,230
Media — 0.1%
Charter Communications Operating LLC, 2024 Term Loan B5, 3 mo. USD Term SOFR + 2.250%
6.548% VRN 12/15/31 (a)	99,080	99,216
NEP Group, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.250%, PIK 1.500%, Cash,
7.844% VRN 8/19/26 (a) (d)	46,122	42,403

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
6.426% VRN 4/30/28 (a)	$65,220	$63,699
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500%
6.926% VRN 1/31/28 (a)	171,605	169,228
		374,546
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.000%, 6 mo. USD Term SOFR + 4.000%
8.217% - 8.296% VRN 11/17/29 (a)	39,413	37,947
Packaging & Containers — 0.0%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.030% VRN 10/18/31 (a)	58,708	53,425
Pharmaceuticals — 0.0%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.396% VRN 10/01/27 (a)	116,028	111,590
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 5/05/28 (a)	51,624	51,822
		163,412
Real Estate Investment Trusts (REITS) — 0.4%
Healthpeak Properties, Inc.
2024 Term Loan A3, 3 mo. USD Term SOFR + 0.850%
5.146% VRN 3/01/29 (a)	460,173	446,367
Term Loan A2, 1 mo. USD Term SOFR + 0.840%
5.267% VRN 2/22/27 (a)	228,010	224,020
Term Loan A1, 1 mo. USD Term SOFR + 0.840%
5.267% VRN 8/20/27 (a)	228,010	224,019
Invitation Homes Operating Partnership LP, 2024 Term Loan, 1 mo. USD Term SOFR + 0.850%
5.261% VRN 9/09/28 (a)	628,736	616,162
		1,510,568
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
6.077% VRN 9/20/30 (a)	54,811	54,514
Dave & Buster’s, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.563% VRN 11/01/31 (a)	66,192	63,023
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.179% VRN 3/15/28 (a)	99,059	99,461
Peer Holding III BV, 2025 USD Term Loan B5B
0.000% 7/01/31 (b)	104,269	104,738
		321,736
Software — 0.1%
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
8.077% VRN 12/29/28 (a)	31,653	29,878

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Castle US Holding Corp., 2025 USD FLSO Term Loan B1, 3 mo. USD Term SOFR + 4.512%
8.842% VRN 5/31/30 (a)	$28,062	$15,189
Cloud Software Group, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.796% VRN 3/29/29 (a)	42,633	42,662
Cotiviti Corp., 2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.750%
7.074% VRN 3/26/32 (a)	34,054	33,856
DTI Holdco, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
8.327% VRN 4/26/29 (a)	29,104	28,714
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 6.500%
11.065% VRN 8/14/25 (a)	268,233	260,521
ECI Macola Max Holding LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 5/09/30 (a)	29,722	29,852
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.827% VRN 1/30/32 (a)	31,396	31,373
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.500%
8.780% VRN 7/01/31 (a)	17,223	16,556
Renaissance Holding Corp., 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
8.280% VRN 4/05/30 (a) (b)	92,854	84,105
		572,706
Telecommunications — 0.0%
Frontier Communications Corp., 2025 Term Loan B, 6 mo. USD Term SOFR + 2.500%
6.792% VRN 7/01/31 (a)	25,827	25,795
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
7.441% VRN 3/09/27 (a)	116,658	110,732
		136,527
TOTAL BANK LOANS (Cost $8,333,449)		7,916,893
Corporate Debt — 17.3%
Aerospace & Defense — 0.0%
Lockheed Martin Corp.
4.500% 5/15/36	110,000	105,737
4.800% 8/15/34	35,000	34,880
		140,617
Agriculture — 0.3%
Imperial Brands Finance PLC
3.875% 7/26/29 (f)	50,000	48,444
6.125% 7/27/27 (f)	690,000	712,162
Japan Tobacco, Inc.
5.250% 6/15/30 (f)	665,000	684,377
		1,444,983

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Manufacturers — 0.3%
Volkswagen Financial Services AG
3.875% 11/19/31 EUR (e) (f)	$500,000	$591,881
Volkswagen Group of America Finance LLC
5.650% 3/25/32 (f)	65,000	66,075
5.800% 3/27/35 (f)	120,000	120,876
Volkswagen International Finance NV 9 yr. EUR Swap + 4.783%
7.875% VRN EUR (a) (e) (f) (g)	200,000	266,176
		1,045,008
Banks — 5.1%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31 (a)	120,000	104,650
1 day USD SOFR + 1.060% 2.087% VRN 6/14/29 (a)	1,135,000	1,063,870
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28 (a)	2,311,000	2,246,042
1 day USD SOFR + 2.150% 2.592% VRN 4/29/31 (a)	290,000	265,118
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28 (a)	2,564,000	2,541,654
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29 (a)	920,000	909,822
Citibank NA
4.914% 5/29/30	485,000	494,312
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32 (a)	210,000	186,043
1 day USD SOFR + 1.351% 3.057% VRN 1/25/33 (a)	345,000	308,330
1 day USD SOFR + 1.465% 5.333% VRN 3/27/36 (a) (h)	330,000	332,589
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27 (a)	2,475,000	2,421,535
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27 (a)	485,000	468,271
1 day USD SOFR + 0.913% 1.948% VRN 10/21/27 (a)	1,550,000	1,500,806
1 day USD SOFR + 1.420% 5.016% VRN 10/23/35 (a)	100,000	98,790
1 day USD SOFR + 1.380% 5.536% VRN 1/28/36 (a)	90,000	92,294
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 0.695% 1.040% VRN 2/04/27 (a)	50,000	48,969
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27 (a)	1,320,000	1,289,410
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29 (a)	885,000	830,063
1 day USD SOFR + 1.180% 2.545% VRN 11/08/32 (a)	345,000	303,719
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (a)	540,000	503,518
1 day USD SOFR + 1.340% 4.946% VRN 10/22/35 (a)	75,000	74,214
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30 (a)	315,000	320,814
1 day USD SOFR + 1.315% 5.502% VRN 1/24/36 (a)	155,000	159,650
Morgan Stanley
1 day USD SOFR + 0.879% 1.593% VRN 5/04/27 (a)	910,000	888,025
1 day USD SOFR + 1.200% 2.511% VRN 10/20/32 (a)	365,000	319,634
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33 (a)	205,000	182,961
1 day USD SOFR + 1.418% 5.587% VRN 1/18/36 (a)	610,000	626,174
PNC Financial Services Group, Inc. 1 day USD SOFR + 2.284%
6.875% VRN 10/20/34 (a)	60,000	67,074
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26 (a)	295,000	293,639
1 day USD SOFR + 1.220% 2.469% VRN 1/11/28 (a)	195,000	188,792
US Bancorp 1 day USD SOFR + 1.600%
4.839% VRN 2/01/34 (a)	210,000	207,358
Wells Fargo & Co.
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28 (a)	1,280,000	1,233,171
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33 (a)	180,000	164,385
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33 (a)	545,000	545,106
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29 (a)	1,000,000	1,032,558
		22,313,360

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.3%
Anheuser-Busch InBev SA
3.950% 3/22/44 EUR (e) (f)	$310,000	$357,901
Constellation Brands, Inc.
2.250% 8/01/31	795,000	688,711
Davide Campari-Milano NV, Convertible,
2.375% 1/17/29 EUR (e) (f)	200,000	226,153
		1,272,765
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (f)	85,000	80,076
2.300% 11/01/30 (f)	860,000	760,024
		840,100
Commercial Services — 0.2%
AA Bond Co. Ltd.
8.450% 7/31/50 GBP (e) (f)	130,000	189,982
Grand Canyon University
5.125% 10/01/28	70,000	67,890
Worldline SA
Convertible, 0.000% 7/30/25 EUR (e) (f)	60,000	82,470
Convertible, 0.000% 7/30/26 EUR (e) (f)	370,000	398,842
		739,184
Diversified Financial Services — 0.6%
Air Lease Corp.
5.850% 12/15/27	505,000	522,301
American Express Co. 1 day USD SOFR + 1.790%
5.667% VRN 4/25/36 (a)	440,000	455,633
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (f)	859,000	816,552
Blackrock, Inc.
3.750% 7/18/35 EUR (e)	415,000	498,841
Visa, Inc.
3.875% 5/15/44 EUR (e)	135,000	158,578
		2,451,905
Electric — 1.4%
AEP Transmission Co. LLC
5.375% 6/15/35	155,000	158,373
Amprion GmbH
0.625% 9/23/33 EUR (e) (f)	100,000	93,624
4.000% 5/21/44 EUR (e) (f)	200,000	226,842

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
E.ON SE
3.500% 4/16/33 EUR (e) (f)	$345,000	$410,389
4.000% 1/16/40 EUR (e) (f)	25,000	29,397
Elia Group SA
3.875% 6/11/31 EUR (e) (f)	200,000	240,004
Eurogrid GmbH
0.741% 4/21/33 EUR (e) (f)	300,000	286,991
Eversource Energy
4.600% 7/01/27	735,000	738,469
FirstEnergy Transmission LLC
2.866% 9/15/28 (f)	1,401,000	1,334,781
Florida Power & Light Co.
5.700% 3/15/55	390,000	394,459
MVM Energetika Zrt
6.500% 3/13/31 (f)	250,000	258,511
Northern States Power Co.
5.050% 5/15/35	445,000	449,446
Southwestern Electric Power Co.
3.250% 11/01/51	175,000	113,072
TenneT Holding BV
2.750% 5/17/42 EUR (e) (f)	230,000	243,892
Wisconsin Power & Light Co.
4.950% 4/01/33	1,000,000	1,001,056
		5,979,306
Engineering & Construction — 0.1%
Heathrow Funding Ltd.
1.125% 10/08/32 EUR (e) (f)	235,000	248,558
3.875% 1/16/38 EUR (e) (f)	225,000	261,687
		510,245
Entertainment — 0.2%
FDJ UNITED
3.375% 11/21/33 EUR (e) (f)	200,000	232,504
Great Canadian Gaming Corp./Raptor LLC
8.750% 11/15/29 (f)	75,000	73,412
Voyager Parent LLC
9.250% 7/01/32 (f)	98,000	101,962
Warnermedia Holdings, Inc.
4.279% 3/15/32	387,000	287,831
5.050% 3/15/42	300,000	202,125
5.141% 3/15/52	80,000	49,400
		947,234
Food — 0.5%
ELO SACA
6.000% 3/22/29 EUR (e) (f)	300,000	329,090
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500% 12/01/52	650,000	674,400
6.750% 3/15/34	598,000	652,816
Pilgrim’s Pride Corp.
3.500% 3/01/32 (f)	500,000	450,126
		2,106,432
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375% 6/01/28 (f)	110,000	113,425

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KeySpan Gas East Corp.
5.819% 4/01/41 (f)	$1,337,000	$1,288,703
National Gas Transmission PLC
4.250% 4/05/30 EUR (e) (f)	475,000	584,269
Venture Global Plaquemines LNG LLC
7.750% 5/01/35 (f)	59,000	63,863
		2,050,260
Health Care - Products — 0.3%
American Medical Systems Europe BV
3.000% 3/08/31 EUR (e)	520,000	611,545
Sartorius Finance BV
4.500% 9/14/32 EUR (e) (f)	100,000	123,402
Stryker Corp.
3.375% 9/11/32 EUR (e)	195,000	230,740
Thermo Fisher Scientific Finance I BV
1.625% 10/18/41 EUR (e)	115,000	97,443
Thermo Fisher Scientific, Inc.
1.875% 10/01/49 EUR (e)	260,000	197,988
		1,261,118
Health Care - Services — 0.6%
Elevance Health, Inc.
5.200% 2/15/35	310,000	313,245
5.375% 6/15/34	190,000	194,199
Fortrea Holdings, Inc.
7.500% 7/01/30 (f) (h)	50,000	45,259
Humana, Inc.
5.550% 5/01/35	690,000	693,859
Kedrion SpA
6.500% 9/01/29 (f)	200,000	191,407
ModivCare, Inc. PIK 10.000%, Cash
5.000% 10/01/29 (d) (f)	895,650	250,782
Molina Healthcare, Inc.
6.250% 1/15/33 (f)	45,000	45,806
Tenet Healthcare Corp.
4.375% 1/15/30	75,000	72,600
UnitedHealth Group, Inc.
5.150% 7/15/34 (h)	435,000	439,392
5.300% 6/15/35	430,000	438,266
		2,684,815
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	22,014
Spectrum Brands, Inc.
3.875% 3/15/31 (f)	65,000	52,139
		74,153
Insurance — 0.7%
Athene Global Funding
3.205% 3/08/27 (f)	445,000	433,135
Farmers Exchange Capital II 3 mo. USD Term SOFR + 4.006%
6.151% VRN 11/01/53 (a) (f)	350,000	333,944
Farmers Exchange Capital III 3 mo. USD Term SOFR + 3.454%
5.454% VRN 10/15/54 (a) (f)	2,540,000	2,296,379
		3,063,458

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.0%
Getty Images, Inc.
11.250% 2/21/30 (f)	$19,778	$19,630
Snap, Inc.
6.875% 3/01/33 (f)	100,000	102,612
		122,242
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% 6/15/30	620,000	579,760
Lodging — 0.1%
Las Vegas Sands Corp.
6.000% 6/14/30	450,000	464,253
Machinery - Diversified — 0.0%
Oregon Tool Lux LP
7.875% 10/15/29 (f)	99,450	56,810
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	120,000	79,933
3.900% 6/01/52	19,000	13,040
4.908% 7/23/25	255,000	254,981
5.375% 4/01/38	5,000	4,712
CSC Holdings LLC
5.750% 1/15/30 (f)	239,000	118,206
6.500% 2/01/29 (f)	312,000	253,686
11.750% 1/31/29 (f)	461,000	438,483
DISH Network Corp.
11.750% 11/15/27 (f)	42,000	43,295
Sirius XM Radio LLC
5.000% 8/01/27 (f)	36,000	35,692
Time Warner Cable LLC
5.500% 9/01/41	725,000	659,220
5.875% 11/15/40	360,000	345,622
VZ Secured Financing BV
5.000% 1/15/32 (f)	25,000	22,240
		2,269,110
Office & Business Equipment — 0.0%
Xerox Corp.
10.250% 10/15/30 (f)	135,000	141,337
Oil & Gas — 0.3%
Ecopetrol SA
8.875% 1/13/33	100,000	103,161
Occidental Petroleum Corp.
4.500% 7/15/44	400,000	292,556
Pertamina Persero PT
3.100% 8/27/30 (f)	175,000	160,592
Petroleos Mexicanos
6.625% 6/15/35	700,000	589,945
Transocean, Inc.
8.750% 2/15/30 (f)	36,000	37,020
		1,183,274

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 9/01/27	$95,000	$95,191
Packaging & Containers — 0.7%
Amcor UK Finance PLC
3.950% 5/29/32 EUR (e)	400,000	478,587
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (f) (h)	120,000	112,664
5.250% 8/15/27 (f) (h)	600,000	267,558
Berry Global, Inc.
1.650% 1/15/27	85,000	81,530
4.875% 7/15/26 (f)	273,000	272,645
5.500% 4/15/28	310,000	318,028
5.650% 1/15/34	320,000	330,234
Sealed Air Corp.
1.573% 10/15/26 (f)	1,200,000	1,148,461
		3,009,707
Pharmaceuticals — 0.9%
1261229 BC Ltd.
10.000% 4/15/32 (f)	135,000	136,184
Bayer US Finance II LLC
4.375% 12/15/28 (f)	166,000	164,454
4.400% 7/15/44 (f)	536,000	417,190
4.625% 6/25/38 (f)	1,310,000	1,158,812
CVS Health Corp.
4.780% 3/25/38	150,000	137,659
5.050% 3/25/48	250,000	215,862
5.125% 7/20/45	260,000	230,260
5.700% 6/01/34	15,000	15,444
5.875% 6/01/53	345,000	329,639
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (a)	250,000	250,545
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (a)	395,000	407,407
Grifols SA
4.750% 10/15/28 (f)	105,000	100,939
7.500% 5/01/30 EUR (e) (f)	100,000	123,186
Teva Pharmaceutical Finance Netherlands II BV
4.125% 6/01/31 EUR (e)	250,000	295,206
Teva Pharmaceutical Finance Netherlands III BV
6.000% 12/01/32	44,000	44,934
Teva Pharmaceutical Finance Netherlands IV BV
5.750% 12/01/30	44,000	44,789
		4,072,510
Pipelines — 0.1%
TransCanada PipeLines Ltd.
5.850% 3/15/36	50,000	51,557
Venture Global LNG, Inc.
8.125% 6/01/28 (f)	38,000	39,275
5 yr. CMT + 5.440% 9.000% VRN (a) (f) (g)	42,000	40,832
9.875% 2/01/32 (f)	200,000	215,993
Venture Global Plaquemines LNG LLC
6.750% 1/15/36 (i)	22,000	22,000
		369,657

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings SARL
1.000% 5/04/28 EUR (e) (f)	$125,000	$138,926
LEG Immobilien SE
1.500% 1/17/34 EUR (e) (f)	100,000	96,933
Vonovia SE
0.750% 9/01/32 EUR (e) (f)	200,000	193,436
2.250% 4/07/30 EUR (e) (f)	100,000	113,627
		542,922
Real Estate Investment Trusts (REITS) — 1.4%
American Assets Trust LP
3.375% 2/01/31	865,000	774,594
American Homes 4 Rent LP
2.375% 7/15/31	330,000	287,354
Crown Castle, Inc.
2.100% 4/01/31	777,000	666,639
Equinix Europe 2 Financing Corp. LLC
3.625% 11/22/34 EUR (e)	280,000	321,045
Extra Space Storage LP
3.900% 4/01/29	670,000	656,070
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	380,000	358,170
5.375% 4/15/26	715,000	715,156
Healthcare Realty Holdings LP
3.100% 2/15/30	195,000	180,853
3.625% 1/15/28	157,000	153,174
Hudson Pacific Properties LP
4.650% 4/01/29 (h)	332,000	298,290
5.950% 2/15/28	15,000	14,621
LXP Industrial Trust
6.750% 11/15/28	230,000	243,473
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (e)	710,000	832,150
Realty Income Corp.
4.875% 7/06/30 EUR (e)	395,000	499,022
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (f)	190,000	183,798
4.125% 8/15/30 (f)	50,000	47,991
5.750% 2/01/27 (f)	10,000	10,138
		6,242,538
Retail — 0.6%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.500% 7/01/32 (i)	65,000	66,493
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% 4/01/29 (f)	708,000	655,020
McDonald’s Corp.
4.950% 3/03/35	435,000	434,744
Michaels Cos., Inc.
5.250% 5/01/28 (f)	643,000	514,080
7.875% 5/01/29 (f)	79,000	51,745
Starbucks Corp.
5.400% 5/15/35	895,000	911,943
		2,634,025

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.2%
Foundry JV Holdco LLC
5.500% 1/25/31 (f)	$90,000	$92,313
Intel Corp.
3.050% 8/12/51	158,000	93,866
3.734% 12/08/47	610,000	430,343
5.600% 2/21/54	112,000	102,749
5.700% 2/10/53	110,000	102,370
		821,641
Software — 0.2%
Fiserv Funding ULC
4.000% 6/15/36 EUR (e)	135,000	158,549
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.750% 5/01/29 (f)	72,000	74,063
Open Text Corp.
6.900% 12/01/27 (f)	125,000	129,413
Oracle Corp.
4.800% 8/03/28	385,000	391,326
		753,351
Telecommunications — 0.5%
Altice Financing SA
5.000% 1/15/28 (f)	35,000	26,330
5.750% 8/15/29 (f)	69,000	50,383
9.625% 7/15/27 (f)	50,000	43,000
Consolidated Communications, Inc.
6.500% 10/01/28 (f)	96,000	97,707
EchoStar Corp.
10.750% 11/30/29	23,000	23,690
Global Switch Finance BV
1.375% 10/07/30 EUR (e) (f)	240,000	264,734
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% 9/20/29 (f)	1,108,250	1,115,848
T-Mobile USA, Inc.
5.125% 5/15/32	690,000	703,657
		2,325,349
Water — 0.3%
Holding d’Infrastructures des Metiers de l’Environnement
4.875% 10/24/29 EUR (e) (f)	140,000	170,834
Severn Trent Utilities Finance PLC
3.875% 8/04/35 EUR (e) (f)	250,000	296,229
Suez SACA
2.875% 5/24/34 EUR (e) (f)	400,000	440,722
United Utilities Water Finance PLC
3.750% 5/23/34 EUR (e) (f)	150,000	176,703
		1,084,488
TOTAL CORPORATE DEBT (Cost $76,284,442)		75,693,108

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Municipal Obligations — 0.8%
Florida — 0.1%
County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Series B,
2.707% 10/01/33	$375,000	$324,852
New York — 0.7%
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series F3, 5.130% 2/01/35	1,033,000	1,052,006
Revenue Bonds, Series F3, 5.150% 2/01/36	1,033,000	1,045,013
New York State Dormitory Authority, Revenue Bonds, Series F,
5.628% 3/15/39	860,000	884,627
		2,981,646
TOTAL MUNICIPAL OBLIGATIONS (Cost $3,344,851)		3,306,498
Non-U.S. Government Agency Obligations — 18.4%
Commercial Mortgage-Backed Securities — 3.4%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (a) (f) (j)	1,280,000	1,244,128
BX Commercial Mortgage Trust, Series 2024-KING, Class B, 1 mo. USD Term SOFR + 1.741%
6.053% FRN 5/15/34 (a) (f)	1,183,420	1,182,681
BX Trust
Series 2019-OC11, Class B, 3.605% 12/09/41 (f)	1,110,000	1,044,385
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (a) (f) (j)	700,000	639,085
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 5.892% FRN 1/15/39 (a) (f)	1,057,000	1,053,697
Series 2022-PSB, Class D, 1 mo. USD Term SOFR + 4.693% 9.005% FRN 8/15/39 (a) (f)	938,000	938,000
Century Plaza Towers
Series 2019-CPT, Class A, 2.865% 11/13/39 (f)	805,000	730,984
Series 2019-CPT, Class B, 3.097% VRN 11/13/39 (a) (f) (j)	1,000,000	898,132
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class D,
3.422% VRN 11/10/42 (a) (f) (j)	700,000	617,504
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (f)	860,000	792,041
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141%
6.452% FRN 5/15/41 (a) (f)	1,532,000	1,535,833
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A
3.228% 7/10/39 (f)	880,000	826,869
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (f)	900,000	843,109
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (f)	570,000	500,811
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (f)	1,085,000	986,110
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (a) (f) (j)	50,000	43,438
TTAN, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.514%
6.827% FRN 3/15/38 (a) (f)	1,038,210	1,038,859
		14,915,666

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 1.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1, 1 mo. USD Term SOFR + 0.849%
5.169% FRN 10/25/35 (a)	$490,142	$484,757
Countrywide Asset-Backed Certificates Trust, Series 2004-5, Class M1, 1 mo. USD Term SOFR + 0.969%
5.289% FRN 8/25/34 (a)	5,089	5,078
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694% 5.014% FRN 1/25/36 (a)	1,314,949	1,263,815
Series 2006-NC2, Class A2D, 1 mo. USD Term SOFR + 0.694% 5.014% FRN 2/25/36 (a)	448,907	446,369
Option One Mortgage Loan Trust, Series 2006-3, Class 1A1, 1 mo. USD Term SOFR + 0.394%
4.714% FRN 2/25/37 (a)	3,155,128	2,005,620
		4,205,639
Other Asset-Backed Securities — 5.3%
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 3 mo. USD Term SOFR + 1.130%
5.400% FRN 4/20/32 (a) (f)	1,359,034	1,357,978
AMMC CLO 15 Ltd., Series 2014-15A, Class AR3, 3 mo. USD Term SOFR + 1.382%
5.638% FRN 1/15/32 (a) (f)	86,164	86,171
AMMC CLO 30 Ltd., Series 2024-30A, Class A1, 3 mo. USD Term SOFR + 1.680%
5.936% FRN 1/15/37 (a) (f)	2,400,000	2,407,051
Barings CLO Ltd., Series 2019-3A, Class A1RR, 3 mo. USD Term SOFR + 1.140%
5.410% FRN 1/20/36 (a) (f)	1,800,000	1,801,440
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2
6.000% 5/20/55 (f)	400,000	412,077
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2
4.760% 3/22/49 (f)	2,270,000	2,238,835
DataBank Issuer LLC, Series 2021-2A, Class A2
2.400% 10/25/51 (f)	1,100,000	1,058,282
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650%
5.906% FRN 10/15/30 (a) (f)	1,850,000	1,850,594
LCM 37 Ltd., Series 37A, Class A1R, 3 mo. USD Term SOFR + 1.060%
5.316% FRN 4/15/34 (a) (f)	2,000,000	1,999,020
Progress Residential Trust
Series 2021-SFR8, Class C, 1.931% 10/17/38 (f)	2,500,000	2,419,653
Series 2021-SFR10, Class F, 4.608% 12/17/40 (f)	988,061	966,470
Rad CLO 4 Ltd., Series 2019-4A, Class AR, 3 mo. USD Term SOFR + 1.230%
5.512% FRN 4/25/32 (a) (f)	1,026,483	1,027,304
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130% 5.452% FRN 8/20/32 (a) (f)	3,146,165	3,144,529
Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.382% 5.651% FRN 4/20/34 (a) (f)	2,435,000	2,435,597
		23,205,001

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 0.9%
SLM Student Loan Trust, Series 2008-5, Class B, 90 day USD SOFR Average + 2.112%
6.475% FRN 7/25/73 (a)	$3,735,000	$3,815,442
Whole Loan Collateral Collateralized Mortgage Obligations — 7.8%
Ajax Mortgage Loan Trust
Series 2019-F, Class A1, 2.860% STEP 7/25/59 (f)	1,020,237	992,985
Series 2022-B, Class A1, 3.500% STEP 3/27/62 (f)	2,045,085	1,982,917
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD Term SOFR + 0.514%
4.834% FRN 3/25/46 (a)	1,165,760	1,062,047
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1,
5.168% VRN 5/25/35 (a) (j)	440,200	413,644
BINOM Securitization Trust, Series 2022-RPL1, Class A1,
3.000% VRN 2/25/61 (a) (f) (j)	2,055,832	1,910,171
CIM Trust, Series 2021-J3, Class A1,
2.500% VRN 6/25/51 (a) (f) (j)	3,170,995	2,584,608
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD Term SOFR + 0.614%
4.934% FRN 7/25/47 (a)	2,505,928	2,173,735
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
5.335% VRN 11/25/35 (a) (j)	889,043	777,864
GCAT Trust, Series 2025-INV2, Class A1,
6.000% VRN 5/25/55 (a) (f) (j)	1,697,109	1,713,086
HarborView Mortgage Loan Trust
Series 2007-6, Class 1A1A, 1 mo. USD Term SOFR + 0.314% 4.632% FRN 8/19/37 (a)	2,066,884	1,749,744
Series 2007-3, Class 2A1A, 1 mo. USD Term SOFR + 0.514% 4.832% FRN 5/19/37 (a)	2,262,042	2,075,914
Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514% 4.841% FRN 11/19/36 (a)	2,331,050	1,826,540
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD Term SOFR + 0.634%
4.954% FRN 1/25/36 (a)	1,067,477	1,040,401
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2,
5.188% VRN 8/25/35 (a) (j)	52,079	50,847
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
4.299% VRN 4/25/34 (a) (j)	310,876	273,068
OBX Trust, Series 2021-NQM4, Class A1,
1.957% VRN 10/25/61 (a) (f) (j)	3,187,169	2,707,379
PMT Loan Trust, Series 2025-INV6, Class A2,
6.000% VRN 6/25/56 (a) (f) (j)	1,500,000	1,515,059
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD Term SOFR + 0.484%
4.804% FRN 8/25/36 (a)	412,666	364,345
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	1,772,031	1,252,277
Sequoia Mortgage Trust, Series 2025-6, Class A5,
5.500% VRN 7/25/55 (a) (f) (j)	1,700,000	1,706,675
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 1 mo. USD Term SOFR + 0.574%
4.894% FRN 2/25/36 (a)	1,168,852	942,818
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR12, Class 1A4, 4.755% VRN 10/25/36 (a) (j)	3,148,950	2,845,854
Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.734% 5.054% FRN 1/25/45 (a)	305,984	300,162
Series 2005-7, Class 4CB, 7.000% 8/25/35	1,939,586	1,621,136
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
6.364% VRN 4/25/37 (a) (j)	$503,081	$443,673
		34,326,949
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $81,030,280)		80,468,697

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sovereign Debt Obligations — 0.5%
Brazilian Government International Bond
6.125% 3/15/34	$230,000	$227,599
Costa Rica Government International Bond
6.550% 4/03/34 (f)	300,000	311,700
Guatemala Government Bond
3.700% 10/07/33 (f)	300,000	252,750
Israel Government International Bond
5.375% 2/19/30	340,000	346,487
Mexico Government International Bond
2.659% 5/24/31	213,000	184,245
4.875% 5/19/33	200,000	188,640
Oman Government International Bond
6.750% 10/28/27 (f)	200,000	209,026
Panama Government International Bond
3.160% 1/23/30	225,000	202,697
Paraguay Government International Bond
4.950% 4/28/31 (f)	200,000	198,700
Republic of South Africa Government International Bond
5.875% 4/20/32	200,000	195,641
		2,317,485
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,328,673)		2,317,485
U.S. Government Agency Obligations and Instrumentalities (k) — 36.3%
Collateralized Mortgage Obligations — 0.9%
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	441,259	388,978
Series 2018-54, Class KA, 3.500% 1/25/47	205,476	202,800
Series 2018-38, Class PA, 3.500% 6/25/47	422,675	411,188
Government National Mortgage Association REMICS
Series 2015-8, Class LZ, 3.000% 11/16/44	751,468	660,038
Series 2018-124, Class NW, 3.500% 9/20/48	402,931	362,269
Series 2019-15, Class GT, 3.500% 2/20/49	439,338	394,101
Series 2024-97, Class FW, 30 day USD SOFR Average + 1.150% 5.452% FRN 6/20/54 (a)	1,432,822	1,429,910
		3,849,284

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 35.4%
Federal Home Loan Mortgage Corp.
Pool #SD8199 2.000% 3/01/52	$6,312,865	$5,009,482
Pool #QE0312 2.000% 4/01/52	816,752	648,122
Pool #SD8204 2.000% 4/01/52	1,550,788	1,230,605
Pool #SD8147 2.500% 5/01/51	2,813,062	2,349,976
Pool #SD8189 2.500% 1/01/52	1,996,557	1,662,269
Pool #SD8194 2.500% 2/01/52	2,494,739	2,075,480
Pool #G08710 3.000% 6/01/46	46,108	41,079
Pool #G08715 3.000% 8/01/46	991,173	883,059
Pool #G08721 3.000% 9/01/46	132,783	118,299
Pool #G08726 3.000% 10/01/46	1,791,166	1,594,112
Pool #G08732 3.000% 11/01/46	1,271,979	1,132,044
Pool #G08741 3.000% 1/01/47	863,145	768,187
Pool #SD3016 3.000% 6/01/52	1,821,685	1,585,027
Pool #G60038 3.500% 1/01/44	428,097	401,315
Pool #G07848 3.500% 4/01/44	3,225,595	3,026,766
Pool #G60138 3.500% 8/01/45	1,861,607	1,734,396
Pool #G08711 3.500% 6/01/46	752,537	695,085
Pool #G08716 3.500% 8/01/46	1,078,990	996,615
Pool #G08792 3.500% 12/01/47	915,018	841,730
Pool #G67707 3.500% 1/01/48	1,232,178	1,141,958
Pool #G67714 4.000% 7/01/48	1,203,808	1,145,929
Pool #G67717 4.000% 11/01/48	1,073,497	1,021,882
Pool #SD3246 4.000% 8/01/52	2,757,689	2,567,893
Pool #SD5202 4.000% 10/01/52	3,438,761	3,198,329
Pool #SD8265 4.000% 11/01/52	1,370,359	1,277,116
Pool #G08843 4.500% 10/01/48	391,925	380,794
Pool #SD8257 4.500% 10/01/52	4,699,030	4,509,772
Pool #G08826 5.000% 6/01/48	130,008	130,293
Pool #G08844 5.000% 10/01/48	45,084	45,183
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	676,609	584,939
Pool #MA4176 2.000% 11/01/40	1,790,879	1,545,741
Pool #MA4333 2.000% 5/01/41	556,985	478,778
Pool #MA4158 2.000% 10/01/50	2,529,600	2,021,556
Pool #BT9728 2.000% 10/01/51	4,437,902	3,525,793
Pool #BQ6913 2.000% 12/01/51	2,383,926	1,893,964
Pool #CB2767 2.000% 1/01/52	3,665,080	2,914,097
Pool #CB2766 2.000% 2/01/52	2,458,383	1,961,569
Pool #FS8274 2.000% 4/01/52	2,174,895	1,725,856
Pool #MA4548 2.500% 2/01/52	3,316,264	2,758,942
Pool #MA4563 2.500% 3/01/52	7,859,080	6,538,304
Pool #MA1607 3.000% 10/01/33	1,230,101	1,182,306
Pool #BN7755 3.000% 9/01/49	1,388,162	1,228,212
Pool #MA3811 3.000% 10/01/49	408,930	353,889
Pool #BO2259 3.000% 10/01/49	2,466,025	2,174,944
Pool #BV8526 3.000% 5/01/52	3,804,338	3,295,844
Pool #AB4262 3.500% 1/01/32	691,933	678,744
Pool #MA1148 3.500% 8/01/42	1,793,316	1,679,514
Pool #CA0996 3.500% 1/01/48	64,158	58,983
Pool #MA3276 3.500% 2/01/48	143,012	131,029
Pool #MA3305 3.500% 3/01/48	477,872	437,834
Pool #MA3332 3.500% 4/01/48	19,260	17,646
Pool #CA3633 3.500% 6/01/49	528,999	485,008
Pool #MA2995 4.000% 5/01/47	388,201	367,488
Pool #MA3027 4.000% 6/01/47	365,543	346,039
Pool #AS9830 4.000% 6/01/47	222,614	210,736

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS9972 4.000% 7/01/47	$204,795	$193,868
Pool #CB4121 4.000% 7/01/52	3,336,058	3,102,807
Pool #AL9106 4.500% 2/01/46	173,812	170,722
Pool #CA1710 4.500% 5/01/48	692,534	672,648
Pool #CA1711 4.500% 5/01/48	12,409	12,052
Pool #CA2208 4.500% 8/01/48	485,673	471,576
Pool #BW9897 4.500% 10/01/52	1,773,053	1,700,533
Pool #FS4233 4.500% 12/01/52	913,242	876,460
Pool #MA4840 4.500% 12/01/52	2,374,859	2,279,209
Pool #CB6854 4.500% 8/01/53	2,349,058	2,257,934
Pool #BY0545 5.000% 5/01/53	715,000	701,813
Pool #FS7252 5.000% 11/01/53	3,139,100	3,084,146
Pool #MA5107 5.500% 8/01/53	3,414,468	3,419,781
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,132,353	1,013,901
Pool #MA4836 3.000% 11/20/47	797,724	712,532
Pool #MA6209 3.000% 10/20/49	344,570	299,804
Pool #MA4127 3.500% 12/20/46	771,534	712,526
Pool #MA4382 3.500% 4/20/47	130,840	120,834
Pool #MA4719 3.500% 9/20/47	1,137,449	1,049,745
Pool #MA4837 3.500% 11/20/47	155,636	143,539
Pool #MA4962 3.500% 1/20/48	387,841	357,452
Pool #MA5019 3.500% 2/20/48	532,917	491,160
Pool #MA4838 4.000% 11/20/47	322,611	304,608
Pool #MA4901 4.000% 12/20/47	266,605	251,728
Pool #MA5078 4.000% 3/20/48	215,552	203,321
Pool #MA5466 4.000% 9/20/48	150,222	141,558
Pool #MA5528 4.000% 10/20/48	603,000	568,220
Pool #MB0023 4.000% 11/20/54 (i)	2,362,819	2,199,031
Pool #MA4264 4.500% 2/20/47	166,848	163,731
Pool #MA4512 4.500% 6/20/47	1,004,487	983,835
Pool #MA8347 4.500% 10/20/52	3,542,696	3,421,427
Pool #MA9963 4.500% 10/20/54	122,468	117,434
Pool #MA3666 5.000% 5/20/46	21,798	22,088
Pool #MA3806 5.000% 7/20/46	146,069	148,006
Pool #MA4072 5.000% 11/20/46	28,875	29,254
Pool #MA4454 5.000% 5/20/47	535,524	539,505
Government National Mortgage Association II, TBA
2.500% 7/20/54 (i)	5,300,000	4,504,320
4.000% 7/20/54 (i)	1,550,000	1,440,447
4.500% 7/20/54 (i)	1,800,000	1,722,182
5.000% 7/20/54 (i)	5,675,000	5,572,457
5.500% 7/20/54 (i)	3,450,000	3,453,427
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/54 (i)	2,325,000	1,839,656
2.500% 7/01/55 (i)	1,900,000	1,575,144
3.000% 7/01/54 (i)	2,825,000	2,442,744
3.500% 7/01/54 (i)	6,075,000	5,467,738
4.000% 7/01/54 (i)	1,950,000	1,812,668
4.500% 7/01/54 (i)	4,700,000	4,494,007
5.000% 7/01/54 (i)	3,600,000	3,527,718
5.500% 7/01/54 (i)	3,225,000	3,223,739
		154,825,587
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $164,915,627)		158,674,871

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Obligations — 24.3%
U.S. Treasury Bonds & Notes — 24.3%
U.S. Treasury Bonds
4.750% 5/15/55	$18,687,000	$18,576,132
5.000% 5/15/45	24,055,000	24,705,295
U.S. Treasury Inflation-Indexed Notes
2.125% 1/15/35	5,839,218	5,933,358
U.S. Treasury Notes
3.750% 6/30/27	640,000	640,400
3.875% 6/15/28	11,375,000	11,434,537
3.875% 6/30/30	24,196,000	24,288,591
4.000% 6/30/32	14,365,000	14,371,767
4.250% 5/15/35	6,001,000	6,008,525
		105,958,605
TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,744,792)		105,958,605
TOTAL BONDS & NOTES (Cost $440,982,114)		434,336,157
	Number of Shares
Equities — 0.2%
Common Stock — 0.2%
Communication Services — 0.2%
Intelsat SA (l)	16,791	717,815
TOTAL COMMON STOCK (Cost $1,575,355)		717,815
TOTAL EQUITIES (Cost $1,575,355)		717,815
TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $134,348)		224,523
TOTAL LONG-TERM INVESTMENTS (Cost $442,691,817)		435,278,495
Short-Term Investments — 10.2%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (m)	1,194,448	1,194,448
	Principal Amount
Repurchase Agreement — 8.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (n)	$38,858,069	38,858,069
U.S. Treasury Bill — 1.0%
U.S. Treasury Bills
4.278% 7/31/25 (o)	4,585,000	4,569,129
TOTAL SHORT-TERM INVESTMENTS (Cost $44,621,733)		44,621,646
TOTAL INVESTMENTS — 109.9% (Cost $487,313,550) (p)		479,900,141
Other Assets/(Liabilities) — (9.9)%		(43,044,786)
NET ASSETS — 100.0%		$436,855,355

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
PIK	Payment in kind
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2025, where the rate will be determined at time of settlement.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $104,646 or 0.02% of net assets.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $80,863,766 or 18.51% of net assets.
(g)	Security is perpetual and has no stated maturity date.
(h)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $1,502,651 or 0.34% of net assets. The Fund received $342,391 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(j)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.
(k)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(l)	Non-income producing security.
(m)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(n)	Maturity value of $38,861,037. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 6/30/27, and an aggregate market value, including accrued interest, of $39,635,362.
(o)	The rate shown represents yield-to-maturity.
(p)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
2-Year Interest Rate Swap, 1/5/28	Goldman Sachs International	12/31/25	3.86%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	11,405,000	$28,912	$34,215	$(5,303)
2-Year Interest Rate Swap, 1/5/28	Goldman Sachs International	12/31/25	4.09%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	11,435,000	14,134	34,305	(20,171)
5-Year Interest Rate Swap, 1/5/31	Goldman Sachs International	12/31/25	4.23%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	4,835,000	15,791	33,241	(17,450)
5-Year Interest Rate Swap, 1/5/31	JP Morgan Chase Bank N.A.	12/31/25	4.01%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	4,810,000	29,307	32,587	(3,280)
5-Year Interest Rate Swap, 1/5/31	JP Morgan Chase Bank N.A.	12/31/25	4.20%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	19,340,000	76,277	—	76,277
2-Year Interest Rate Swap, 1/5/28	Morgan Stanley Capital Services LLC	12/31/25	4.11%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	45,740,000	60,102	—	60,102
									$224,523	$134,348	$90,175

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	7/11/25	USD	10,167,121	EUR	9,366,000	$(872,100)
Citibank N.A.	7/11/25	EUR	544,265	USD	613,357	28,140
Goldman Sachs International	7/11/25	USD	181,416	GBP	140,000	(10,763)
Goldman Sachs International	7/11/25	USD	4,202,666	EUR	3,773,966	(245,513)
Goldman Sachs International	7/11/25	EUR	2,796,035	USD	3,196,513	99,030
						$(1,001,206)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/19/25	9	$1,022,063	$17,156
U.S. Treasury Ultra Bond	9/19/25	32	3,776,027	35,973
U.S. Treasury Note 2 Year	9/30/25	537	111,271,962	436,624
U.S. Treasury Note 5 Year	9/30/25	422	45,365,409	632,591
				$1,122,344
Short
Euro-BOBL	9/08/25	8	$(1,112,645)	$3,675
Euro-Bund	9/08/25	36	(5,551,399)	32,229
Euro-Buxl 30 Year Bond	9/08/25	11	(1,556,693)	18,125
U.S. Treasury Ultra 10 Year	9/19/25	9	(1,013,890)	(14,501)
				$39,528

##	Exercise Rate.

Currency Legend
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Diversified Value Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.8%
Common Stock — 97.8%
Communication Services — 8.5%
AT&T, Inc.	223,700	$6,473,878
Charter Communications, Inc. Class A (a)	4,694	1,918,954
Comcast Corp. Class A	115,900	4,136,471
Fox Corp. Class A	11,000	616,440
Interpublic Group of Cos., Inc.	11,800	288,864
Match Group, Inc.	8,100	250,209
News Corp. Class A	13,800	410,136
Verizon Communications, Inc.	153,700	6,650,599
Walt Disney Co.	60,700	7,527,407
		28,272,958
Consumer Discretionary — 6.1%
ADT, Inc.	25,300	214,291
AutoNation, Inc. (a)	2,700	536,355
BorgWarner, Inc.	7,400	247,752
CarMax, Inc. (a)	5,600	376,376
Dick’s Sporting Goods, Inc.	2,000	395,620
eBay, Inc.	16,800	1,250,928
Expedia Group, Inc.	4,400	742,192
Ford Motor Co.	142,400	1,545,040
Gap, Inc.	13,600	296,616
General Motors Co.	38,000	1,869,980
Genuine Parts Co.	4,600	558,026
H&R Block, Inc.	4,600	252,494
Hasbro, Inc.	4,300	317,426
Lithia Motors, Inc.	900	304,038
LKQ Corp.	9,400	347,894
Lowe’s Cos., Inc.	24,100	5,347,067
Lululemon Athletica, Inc. (a)	2,900	688,982
MGM Resorts International (a)	9,900	340,461
Murphy USA, Inc.	650	264,420
NVR, Inc. (a)	115	849,351
Penske Automotive Group, Inc.	2,400	412,344
PulteGroup, Inc.	8,700	917,502
Toll Brothers, Inc.	3,300	376,629
Ulta Beauty, Inc. (a)	1,652	772,839
Williams-Sonoma, Inc.	4,500	735,165
Wynn Resorts Ltd.	3,800	355,946
		20,315,734
Consumer Staples — 6.0%
Albertsons Cos., Inc.	20,600	443,106
Altria Group, Inc.	61,400	3,599,882
Coca-Cola Consolidated, Inc.	2,750	307,038
Dollar Tree, Inc. (a)	7,000	693,280

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hormel Foods Corp.	3,700	$111,925
Ingredion, Inc.	2,300	311,926
Kenvue, Inc.	47,200	987,896
Keurig Dr. Pepper, Inc.	49,500	1,636,470
Kimberly-Clark Corp.	12,100	1,559,932
Kraft Heinz Co.	39,400	1,017,308
Kroger Co.	24,300	1,743,039
Lamb Weston Holdings, Inc.	4,700	243,695
Molson Coors Beverage Co. Class B	6,900	331,821
Mondelez International, Inc. Class A	43,600	2,940,384
PepsiCo, Inc.	15,400	2,033,416
Sysco Corp.	17,700	1,340,598
Tyson Foods, Inc. Class A	10,400	581,776
		19,883,492
Energy — 5.3%
Antero Midstream Corp.	17,500	331,625
Baker Hughes Co.	36,100	1,384,074
Chevron Corp.	46,900	6,715,611
EOG Resources, Inc.	19,900	2,380,239
HF Sinclair Corp.	6,900	283,452
Kinder Morgan, Inc.	74,900	2,202,060
Ovintiv, Inc.	9,500	361,475
Phillips 66	14,900	1,777,570
Range Resources Corp.	8,700	353,829
TechnipFMC PLC	14,200	489,048
Valero Energy Corp.	11,400	1,532,388
		17,811,371
Financials — 32.1%
Aflac, Inc.	18,000	1,898,280
Ally Financial, Inc.	7,300	284,335
American Financial Group, Inc.	2,400	302,904
American International Group, Inc.	19,400	1,660,446
Ameriprise Financial, Inc.	3,140	1,675,912
Apollo Global Management, Inc.	15,400	2,184,798
Arch Capital Group Ltd.	10,100	919,605
Assurant, Inc.	1,700	335,733
Axis Capital Holdings Ltd.	2,700	280,314
Bank of America Corp.	198,300	9,383,556
Bank of New York Mellon Corp.	22,600	2,059,086
Carlyle Group, Inc.	11,900	611,660
Chubb Ltd.	13,100	3,795,332
Cincinnati Financial Corp.	5,100	759,492
Citigroup, Inc.	48,200	4,102,784
Citizens Financial Group, Inc.	12,200	545,950
Comerica, Inc.	2,800	167,020
Commerce Bancshares, Inc.	3,500	217,595
Corebridge Financial, Inc.	18,300	649,650
Corpay, Inc. (a)	2,000	663,640
Cullen/Frost Bankers, Inc.	1,400	179,956
East West Bancorp, Inc.	3,600	363,528
Equitable Holdings, Inc.	11,300	633,930
Everest Group Ltd.	1,500	509,775
Fidelity National Financial, Inc.	7,300	409,238
Fifth Third Bancorp	15,700	645,741
First Citizens BancShares, Inc. Class A	410	802,153

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
First Horizon Corp.	10,400	$220,480
Goldman Sachs Group, Inc.	9,650	6,829,787
Hartford Insurance Group, Inc.	9,300	1,179,891
Huntington Bancshares, Inc.	39,400	660,344
JP Morgan Chase & Co.	62,900	18,235,339
Loews Corp.	7,000	641,620
M&T Bank Corp.	3,900	756,561
Markel Group, Inc. (a)	350	699,076
MetLife, Inc.	23,100	1,857,702
Morgan Stanley	49,800	7,014,828
Northern Trust Corp.	6,400	811,456
Old Republic International Corp.	8,100	311,364
PayPal Holdings, Inc. (a)	32,500	2,415,400
PNC Financial Services Group, Inc.	10,800	2,013,336
Primerica, Inc.	1,100	301,037
Principal Financial Group, Inc.	7,400	587,782
Progressive Corp.	14,300	3,816,098
Prudential Financial, Inc.	10,200	1,095,888
Raymond James Financial, Inc.	6,700	1,027,579
Regions Financial Corp.	24,800	583,296
Reinsurance Group of America, Inc.	1,800	357,048
RenaissanceRe Holdings Ltd.	1,700	412,930
SEI Investments Co.	4,300	386,398
State Street Corp.	9,600	1,020,864
Stifel Financial Corp.	2,800	290,584
Synchrony Financial	12,900	860,946
T. Rowe Price Group, Inc.	6,200	598,300
Travelers Cos., Inc.	11,700	3,130,218
Truist Financial Corp.	26,800	1,152,132
Unum Group	5,500	444,180
US Bancorp	31,900	1,443,475
Voya Financial, Inc.	1,500	106,500
W. R. Berkley Corp.	12,600	925,722
Webster Financial Corp.	4,800	262,080
Wells Fargo & Co.	94,400	7,563,328
Willis Towers Watson PLC	2,900	888,850
Zions Bancorp NA	2,500	129,850
		107,074,682
Health Care — 15.0%
AbbVie, Inc.	27,800	5,160,236
Amgen, Inc.	17,100	4,774,491
Cardinal Health, Inc.	7,900	1,327,200
Cencora, Inc.	6,700	2,008,995
Cigna Group	9,700	3,206,626
CVS Health Corp.	41,400	2,855,772
DaVita, Inc. (a)	2,700	384,615
Exelixis, Inc. (a)	7,000	308,525
Gilead Sciences, Inc.	38,600	4,279,582
Halozyme Therapeutics, Inc. (a)	3,900	202,878
HCA Healthcare, Inc.	10,700	4,099,170
Henry Schein, Inc. (a)	4,400	321,420
Jazz Pharmaceuticals PLC (a)	2,100	222,852
Johnson & Johnson	79,300	12,113,075
Labcorp Holdings, Inc.	3,200	840,032
Medtronic PLC	46,700	4,070,839
Molina Healthcare, Inc. (a)	1,900	566,010
Quest Diagnostics, Inc.	4,700	844,261

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Roivant Sciences Ltd. (a)	24,800	$279,496
Tenet Healthcare Corp. (a)	3,400	598,400
United Therapeutics Corp. (a)	1,500	431,025
Universal Health Services, Inc. Class B	2,500	452,875
Zimmer Biomet Holdings, Inc.	7,200	656,712
		50,005,087
Industrials — 11.8%
3M Co.	17,800	2,709,872
Acuity, Inc.	1,000	298,340
AGCO Corp.	2,700	278,532
Allegion PLC	3,100	446,772
Allison Transmission Holdings, Inc.	2,900	275,471
CACI International, Inc. Class A (a)	800	381,360
Caterpillar, Inc.	17,100	6,638,391
CNH Industrial NV	45,600	590,976
CSX Corp.	68,500	2,235,155
Cummins, Inc.	4,600	1,506,500
Delta Air Lines, Inc.	20,200	993,436
Donaldson Co., Inc.	4,200	291,270
Dover Corp.	3,200	586,336
EMCOR Group, Inc.	1,513	809,288
Expeditors International of Washington, Inc.	5,000	571,250
General Dynamics Corp.	9,000	2,624,940
Genpact Ltd.	5,800	255,258
Huntington Ingalls Industries, Inc.	1,400	338,044
L3Harris Technologies, Inc.	6,100	1,530,124
Leidos Holdings, Inc.	4,700	741,472
Lockheed Martin Corp.	7,720	3,575,441
Masco Corp.	8,300	534,188
Middleby Corp. (a)	2,000	288,000
Mueller Industries, Inc.	4,000	317,880
Norfolk Southern Corp.	7,600	1,945,372
Oshkosh Corp.	2,100	238,434
Owens Corning	3,500	481,320
PACCAR, Inc.	19,100	1,815,646
Regal Rexnord Corp.	2,400	347,904
Snap-on, Inc.	1,900	591,242
Southwest Airlines Co. (b)	20,800	674,752
Textron, Inc.	7,500	602,175
U-Haul Holding Co. (UHAL US) (a) (b)	600	36,336
U-Haul Holding Co. (UHAL/B US)	6,500	353,405
UFP Industries, Inc.	2,100	208,656
United Airlines Holdings, Inc. (a)	11,900	947,597
United Rentals, Inc.	2,400	1,808,160
WESCO International, Inc.	1,800	333,360
		39,202,655
Information Technology — 5.9%
Cisco Systems, Inc.	122,700	8,512,926
Cognizant Technology Solutions Corp. Class A	18,000	1,404,540
Dell Technologies, Inc. Class C	12,400	1,520,240
Dropbox, Inc. Class A (a)	7,500	214,500
Gen Digital, Inc.	22,600	664,440
NetApp, Inc.	7,300	777,815
QUALCOMM, Inc.	40,000	6,370,400
TD SYNNEX Corp.	2,900	393,530
		19,858,391

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 3.7%
Axalta Coating Systems Ltd. (a)	7,200	$213,768
CF Industries Holdings, Inc.	5,900	542,800
Corteva, Inc.	22,900	1,706,737
CRH PLC	24,700	2,267,460
Crown Holdings, Inc.	4,600	473,708
Mosaic Co.	11,600	423,168
Newmont Corp. (NEM US)	40,600	2,365,356
Nucor Corp.	8,400	1,088,136
Packaging Corp. of America	3,300	621,885
PPG Industries, Inc.	8,300	944,125
Reliance, Inc.	2,100	659,190
Steel Dynamics, Inc.	7,100	908,871
		12,215,204
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	1,700	434,826
Utilities — 3.3%
DTE Energy Co.	7,600	1,006,696
Duke Energy Corp.	24,300	2,867,400
Evergy, Inc.	8,400	579,012
FirstEnergy Corp.	19,400	781,044
National Fuel Gas Co.	3,300	279,543
NRG Energy, Inc.	6,700	1,075,886
OGE Energy Corp.	6,300	279,594
PPL Corp.	27,000	915,030
Public Service Enterprise Group, Inc.	17,100	1,439,478
Southern Co.	15,400	1,414,182
WEC Energy Group, Inc.	4,500	468,900
		11,106,765
TOTAL COMMON STOCK (Cost $297,005,755)		326,181,165
TOTAL EQUITIES (Cost $297,005,755)		326,181,165
Exchange-Traded Funds — 1.7%
iShares Russell 1000 Value ETF (b)	30,000	5,826,900
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,745,219)		5,826,900
TOTAL LONG-TERM INVESTMENTS (Cost $302,750,974)		332,008,065
Short-Term Investments — 0.5%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	567,147	567,147

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$890,396	$890,396
TOTAL SHORT-TERM INVESTMENTS (Cost $1,457,543)		1,457,543
TOTAL INVESTMENTS — 100.0% (Cost $304,208,517) (e)		333,465,608
Other Assets/(Liabilities) — 0.0%		23,640
NET ASSETS — 100.0%		$333,489,248

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $1,418,260 or 0.43% of net assets. The Fund received $884,816 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)	Maturity value of $890,464. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $908,260.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500 Index Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Communication Services — 9.7%
Alphabet, Inc. Class A	245,447	$43,255,125
Alphabet, Inc. Class C	197,992	35,121,801
AT&T, Inc.	303,461	8,782,161
Charter Communications, Inc. Class A (a)	3,998	1,634,422
Comcast Corp. Class A	157,064	5,605,614
Electronic Arts, Inc.	9,675	1,545,097
Fox Corp. Class A	9,499	532,324
Fox Corp. Class B	5,669	292,690
Interpublic Group of Cos., Inc.	16,245	397,678
Live Nation Entertainment, Inc. (a)	6,497	982,866
Match Group, Inc.	11,209	346,246
Meta Platforms, Inc. Class A	91,564	67,582,473
Netflix, Inc. (a)	17,948	24,034,705
News Corp. Class A	16,469	489,459
News Corp. Class B	5,372	184,313
Omnicom Group, Inc.	7,770	558,974
Paramount Global Class B	27,083	349,371
T-Mobile US, Inc.	20,112	4,791,885
Take-Two Interactive Software, Inc. (a)	7,014	1,703,350
TKO Group Holdings, Inc.	2,995	544,940
Verizon Communications, Inc.	177,802	7,693,493
Walt Disney Co.	75,816	9,401,942
Warner Bros Discovery, Inc. (a)	92,462	1,059,615
		216,890,544
Consumer Discretionary — 10.3%
Airbnb, Inc. Class A (a)	18,202	2,408,853
Amazon.com, Inc. (a)	398,475	87,421,430
Aptiv PLC (a)	9,312	635,265
AutoZone, Inc. (a)	714	2,650,532
Best Buy Co., Inc.	7,812	524,420
Booking Holdings, Inc.	1,372	7,942,837
Caesars Entertainment, Inc. (a)	9,568	271,636
CarMax, Inc. (a)	6,813	457,902
Carnival Corp. (a)	43,844	1,232,893
Chipotle Mexican Grill, Inc. (a)	56,406	3,167,197
Darden Restaurants, Inc.	4,918	1,071,976
Deckers Outdoor Corp. (a)	6,085	627,181
Domino’s Pizza, Inc.	1,397	629,488
DoorDash, Inc., Class A (a)	14,477	3,568,725
DR Horton, Inc.	11,687	1,506,688
eBay, Inc.	19,509	1,452,640
Expedia Group, Inc.	5,140	867,015
Ford Motor Co.	167,285	1,815,042
Garmin Ltd.	6,479	1,352,297
General Motors Co.	39,920	1,964,463

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Genuine Parts Co.	6,117	$742,053
Hasbro, Inc.	5,136	379,140
Hilton Worldwide Holdings, Inc.	9,925	2,643,425
Home Depot, Inc.	41,917	15,368,449
Las Vegas Sands Corp.	13,834	601,917
Lennar Corp. Class A	9,874	1,092,163
LKQ Corp.	11,305	418,398
Lowe’s Cos., Inc.	23,605	5,237,241
Lululemon Athletica, Inc. (a)	4,516	1,072,911
Marriott International, Inc. Class A	9,658	2,638,662
McDonald’s Corp.	30,155	8,810,386
MGM Resorts International (a)	8,202	282,067
Mohawk Industries, Inc. (a)	2,418	253,503
NIKE, Inc. Class B	50,215	3,567,274
Norwegian Cruise Line Holdings Ltd. (a)	18,828	381,832
NVR, Inc. (a)	125	923,208
O’Reilly Automotive, Inc. (a)	36,051	3,249,277
Pool Corp.	1,497	436,346
PulteGroup, Inc.	8,397	885,548
Ralph Lauren Corp.	1,791	491,236
Ross Stores, Inc.	13,747	1,753,842
Royal Caribbean Cruises Ltd.	10,527	3,296,425
Starbucks Corp.	47,925	4,391,368
Tapestry, Inc.	8,487	745,243
Tesla, Inc. (a)	118,179	37,540,741
TJX Cos., Inc.	47,086	5,814,650
Tractor Supply Co.	22,320	1,177,826
Ulta Beauty, Inc. (a)	1,931	903,360
Williams-Sonoma, Inc.	5,098	832,860
Wynn Resorts Ltd.	3,962	371,121
Yum! Brands, Inc.	11,622	1,722,148
		229,593,100
Consumer Staples — 5.5%
Altria Group, Inc.	70,928	4,158,509
Archer-Daniels-Midland Co.	20,077	1,059,664
Brown-Forman Corp. Class B	8,057	216,814
Bunge Global SA	5,978	479,914
Campbell’s Co.	8,698	266,594
Church & Dwight Co., Inc.	10,161	976,574
Clorox Co.	5,477	657,623
Coca-Cola Co.	163,362	11,557,861
Colgate-Palmolive Co.	33,930	3,084,237
Conagra Brands, Inc.	21,169	433,329
Constellation Brands, Inc. Class A	6,519	1,060,511
Costco Wholesale Corp.	18,711	18,522,767
Dollar General Corp.	9,160	1,047,721
Dollar Tree, Inc. (a)	8,349	826,885
Estee Lauder Cos., Inc. Class A	9,552	771,802
General Mills, Inc.	23,568	1,221,058
Hershey Co.	6,196	1,028,226
Hormel Foods Corp.	12,850	388,713
J.M. Smucker Co.	4,635	455,157
Kellanova	11,050	878,806
Kenvue, Inc.	82,523	1,727,206
Keurig Dr. Pepper, Inc.	58,022	1,918,207
Kimberly-Clark Corp.	14,231	1,834,661
Kraft Heinz Co.	36,575	944,366

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kroger Co.	26,284	$1,885,351
Lamb Weston Holdings, Inc.	6,333	328,366
McCormick & Co., Inc.	10,204	773,667
Molson Coors Beverage Co. Class B	7,831	376,593
Mondelez International, Inc. Class A	54,581	3,680,943
Monster Beverage Corp. (a)	29,243	1,831,782
PepsiCo, Inc.	57,823	7,634,949
Philip Morris International, Inc.	65,643	11,955,560
Procter & Gamble Co.	98,877	15,753,084
Sysco Corp.	20,834	1,577,967
Target Corp.	19,162	1,890,331
Tyson Foods, Inc. Class A	12,564	702,830
Walgreens Boots Alliance, Inc.	32,817	376,739
Walmart, Inc.	182,208	17,816,298
		122,101,665
Energy — 3.0%
APA Corp.	16,397	299,901
Baker Hughes Co.	41,927	1,607,481
Chevron Corp.	68,495	9,807,799
ConocoPhillips	53,240	4,777,758
Coterra Energy, Inc.	30,513	774,420
Devon Energy Corp.	27,392	871,340
Diamondback Energy, Inc.	7,888	1,083,811
EOG Resources, Inc.	22,871	2,735,600
EQT Corp.	25,312	1,476,196
Expand Energy Corp.	8,830	1,032,580
Exxon Mobil Corp.	181,766	19,594,375
Halliburton Co.	35,918	732,009
Hess Corp.	11,805	1,635,465
Kinder Morgan, Inc.	81,192	2,387,045
Marathon Petroleum Corp.	13,181	2,189,496
Occidental Petroleum Corp.	28,696	1,205,519
ONEOK, Inc.	26,086	2,129,400
Phillips 66	17,165	2,047,785
Schlumberger NV	58,359	1,972,534
Targa Resources Corp.	9,309	1,620,511
Texas Pacific Land Corp.	796	840,886
Valero Energy Corp.	13,070	1,756,869
Williams Cos., Inc.	52,041	3,268,695
		65,847,475
Financials — 14.0%
Aflac, Inc.	20,631	2,175,745
Allstate Corp.	11,065	2,227,495
American Express Co.	23,341	7,445,312
American International Group, Inc.	24,728	2,116,470
Ameriprise Financial, Inc.	4,014	2,142,392
Aon PLC Class A	9,056	3,230,819
Apollo Global Management, Inc.	19,012	2,697,232
Arch Capital Group Ltd.	16,103	1,466,178
Arthur J Gallagher & Co.	10,717	3,430,726
Assurant, Inc.	1,976	390,240
Bank of America Corp.	276,349	13,076,835
Bank of New York Mellon Corp.	30,578	2,785,962
Berkshire Hathaway, Inc. Class B (a)	77,334	37,566,537
Blackrock, Inc.	6,142	6,444,494

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Blackstone, Inc.	30,711	$4,593,751
Brown & Brown, Inc.	11,739	1,301,503
Capital One Financial Corp.	26,975	5,739,201
Cboe Global Markets, Inc.	4,361	1,017,029
Charles Schwab Corp.	72,030	6,572,017
Chubb Ltd.	15,717	4,553,529
Cincinnati Financial Corp.	6,590	981,383
Citigroup, Inc.	78,769	6,704,817
Citizens Financial Group, Inc.	17,884	800,309
CME Group, Inc.	15,197	4,188,597
Coinbase Global, Inc. Class A (a)	8,916	3,124,969
Corpay, Inc. (a)	2,930	972,233
Erie Indemnity Co. Class A	1,091	378,348
Everest Group Ltd.	1,730	587,941
FactSet Research Systems, Inc.	1,540	688,811
Fidelity National Information Services, Inc.	22,052	1,795,253
Fifth Third Bancorp	27,945	1,149,378
Fiserv, Inc. (a)	23,382	4,031,291
Franklin Resources, Inc.	13,652	325,600
Global Payments, Inc.	10,228	818,649
Globe Life, Inc.	3,266	405,931
Goldman Sachs Group, Inc.	12,940	9,158,285
Hartford Insurance Group, Inc.	11,828	1,500,618
Huntington Bancshares, Inc.	60,432	1,012,840
Intercontinental Exchange, Inc.	24,192	4,438,506
Invesco Ltd.	19,071	300,750
Jack Henry & Associates, Inc.	3,268	588,796
JP Morgan Chase & Co.	117,203	33,978,322
KeyCorp.	40,455	704,726
KKR & Co., Inc.	28,447	3,784,304
Loews Corp.	7,090	649,869
M&T Bank Corp.	6,641	1,288,288
MarketAxess Holdings, Inc.	1,627	363,374
Marsh & McLennan Cos., Inc.	20,780	4,543,339
Mastercard, Inc. Class A	34,208	19,222,844
MetLife, Inc.	24,174	1,944,073
Moody’s Corp.	6,593	3,306,983
Morgan Stanley	52,097	7,338,383
MSCI, Inc.	3,246	1,872,098
Nasdaq, Inc.	17,727	1,585,148
Northern Trust Corp.	8,031	1,018,250
PayPal Holdings, Inc. (a)	40,830	3,034,486
PNC Financial Services Group, Inc.	16,548	3,084,878
Principal Financial Group, Inc.	8,423	669,039
Progressive Corp.	24,723	6,597,580
Prudential Financial, Inc.	15,193	1,632,336
Raymond James Financial, Inc.	7,821	1,199,507
Regions Financial Corp.	37,049	871,392
S&P Global, Inc.	13,238	6,980,265
State Street Corp.	12,232	1,300,751
Synchrony Financial	16,341	1,090,598
T. Rowe Price Group, Inc.	9,118	879,887
Travelers Cos., Inc.	9,631	2,576,678
Truist Financial Corp.	55,049	2,366,557
US Bancorp	65,707	2,973,242
Visa, Inc. Class A	72,158	25,619,698
W. R. Berkley Corp.	12,501	918,448
Wells Fargo & Co.	137,239	10,995,589
Willis Towers Watson PLC	4,216	1,292,204
		310,609,908

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 9.3%
Abbott Laboratories	73,374	9,979,598
AbbVie, Inc.	74,495	13,827,762
Agilent Technologies, Inc.	12,064	1,423,673
Align Technology, Inc. (a)	2,825	534,857
Amgen, Inc.	22,677	6,331,645
Baxter International, Inc.	20,851	631,368
Becton Dickinson & Co.	11,942	2,057,010
Bio-Techne Corp.	7,070	363,752
Biogen, Inc. (a)	6,032	757,559
Boston Scientific Corp. (a)	62,393	6,701,632
Bristol-Myers Squibb Co.	85,826	3,972,886
Cardinal Health, Inc.	9,902	1,663,536
Cencora, Inc.	7,241	2,171,214
Centene Corp. (a)	21,136	1,147,262
Charles River Laboratories International, Inc. (a)	1,931	292,991
Cigna Group	11,259	3,722,000
Cooper Cos., Inc. (a)	8,737	621,725
CVS Health Corp.	53,086	3,661,872
Danaher Corp.	26,862	5,306,319
DaVita, Inc. (a)	1,906	271,510
Dexcom, Inc. (a)	16,732	1,460,536
Edwards Lifesciences Corp. (a)	24,654	1,928,189
Elevance Health, Inc.	9,520	3,702,899
Eli Lilly & Co.	33,174	25,860,128
GE HealthCare Technologies, Inc. (a)	19,437	1,439,699
Gilead Sciences, Inc.	52,460	5,816,240
HCA Healthcare, Inc.	7,257	2,780,157
Henry Schein, Inc. (a)	4,797	350,421
Hologic, Inc. (a)	9,942	647,821
Humana, Inc.	5,089	1,244,159
IDEXX Laboratories, Inc. (a)	3,376	1,810,684
Incyte Corp. (a)	6,956	473,704
Insulet Corp. (a)	2,922	918,034
Intuitive Surgical, Inc. (a)	15,116	8,214,186
IQVIA Holdings, Inc. (a)	7,027	1,107,385
Johnson & Johnson	101,472	15,499,848
Labcorp Holdings, Inc.	3,493	916,947
McKesson Corp.	5,276	3,866,147
Medtronic PLC	53,951	4,702,909
Merck & Co., Inc.	105,898	8,382,886
Mettler-Toledo International, Inc. (a)	879	1,032,579
Moderna, Inc. (a)	15,146	417,878
Molina Healthcare, Inc. (a)	2,256	672,062
Pfizer, Inc.	239,769	5,812,001
Quest Diagnostics, Inc.	4,891	878,570
Regeneron Pharmaceuticals, Inc.	4,329	2,272,725
ResMed, Inc.	6,280	1,620,240
Revvity, Inc.	4,686	453,230
Solventum Corp. (a)	6,167	467,705
STERIS PLC	4,147	996,192
Stryker Corp.	14,505	5,738,613
Thermo Fisher Scientific, Inc.	15,920	6,454,923
UnitedHealth Group, Inc.	38,257	11,935,036
Universal Health Services, Inc. Class B	2,595	470,084

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	10,814	$4,814,393
Viatris, Inc.	51,733	461,976
Waters Corp. (a)	2,453	856,195
West Pharmaceutical Services, Inc.	2,893	632,988
Zimmer Biomet Holdings, Inc.	8,067	735,791
Zoetis, Inc.	18,633	2,905,816
		206,192,147
Industrials — 8.5%
3M Co.	22,697	3,455,391
A.O. Smith Corp.	5,105	334,735
Allegion PLC	3,781	544,918
AMETEK, Inc.	9,835	1,779,742
Automatic Data Processing, Inc.	17,119	5,279,500
Axon Enterprise, Inc. (a)	3,129	2,590,624
Boeing Co. (a)	31,799	6,662,844
Broadridge Financial Solutions, Inc.	4,949	1,202,755
Builders FirstSource, Inc. (a)	4,451	519,387
C.H. Robinson Worldwide, Inc.	5,288	507,384
Carrier Global Corp.	33,435	2,447,108
Caterpillar, Inc.	19,835	7,700,145
Cintas Corp.	14,475	3,226,043
Copart, Inc. (a)	37,829	1,856,269
CSX Corp.	78,593	2,564,490
Cummins, Inc.	5,924	1,940,110
Dayforce, Inc. (a)	6,842	378,978
Deere & Co.	10,645	5,412,876
Delta Air Lines, Inc.	27,270	1,341,139
Dover Corp.	5,656	1,036,349
Eaton Corp. PLC	16,502	5,891,049
Emerson Electric Co.	23,574	3,143,121
Equifax, Inc.	5,250	1,361,693
Expeditors International of Washington, Inc.	5,783	660,708
Fastenal Co.	49,080	2,061,360
FedEx Corp.	9,236	2,099,435
Fortive Corp.	14,253	743,009
GE Vernova, Inc.	11,511	6,091,046
Generac Holdings, Inc. (a)	2,559	366,474
General Dynamics Corp.	10,624	3,098,596
General Electric Co.	44,973	11,575,600
Honeywell International, Inc.	27,104	6,311,980
Howmet Aerospace, Inc.	17,217	3,204,600
Hubbell, Inc.	2,211	902,995
Huntington Ingalls Industries, Inc.	1,789	431,972
IDEX Corp.	3,030	531,977
Illinois Tool Works, Inc.	11,140	2,754,365
Ingersoll Rand, Inc.	17,235	1,433,607
Jacobs Solutions, Inc.	4,947	650,283
JB Hunt Transport Services, Inc.	3,523	505,903
Johnson Controls International PLC	27,559	2,910,782
L3Harris Technologies, Inc.	7,808	1,958,559
Leidos Holdings, Inc.	5,419	854,901
Lennox International, Inc.	1,292	740,626
Lockheed Martin Corp.	8,794	4,072,853
Masco Corp.	9,406	605,370
Nordson Corp.	2,436	522,205
Norfolk Southern Corp.	9,481	2,426,852
Northrop Grumman Corp.	5,678	2,838,886

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Old Dominion Freight Line, Inc.	7,858	$1,275,353
Otis Worldwide Corp.	16,402	1,624,126
PACCAR, Inc.	21,959	2,087,423
Parker-Hannifin Corp.	5,389	3,764,055
Paychex, Inc.	13,451	1,956,582
Paycom Software, Inc.	2,105	487,097
Pentair PLC	6,812	699,320
Quanta Services, Inc.	6,241	2,359,597
Republic Services, Inc.	8,473	2,089,527
Rockwell Automation, Inc.	4,788	1,590,430
Rollins, Inc.	12,242	690,694
RTX Corp.	56,341	8,226,913
Snap-on, Inc.	2,117	658,768
Southwest Airlines Co. (b)	24,576	797,245
Stanley Black & Decker, Inc.	7,028	476,147
Textron, Inc.	7,210	578,891
Trane Technologies PLC	9,405	4,113,841
TransDigm Group, Inc.	2,353	3,578,066
Uber Technologies, Inc. (a)	88,191	8,228,220
Union Pacific Corp.	25,197	5,797,326
United Airlines Holdings, Inc. (a)	13,815	1,100,088
United Parcel Service, Inc. Class B	30,657	3,094,518
United Rentals, Inc.	2,731	2,057,535
Veralto Corp.	10,299	1,039,684
Verisk Analytics, Inc.	5,833	1,816,980
W.W. Grainger, Inc.	1,844	1,918,203
Waste Management, Inc.	15,425	3,529,548
Westinghouse Air Brake Technologies Corp.	7,254	1,518,625
Xylem, Inc.	10,243	1,325,034
		190,011,430
Information Technology — 32.9%
Accenture PLC Class A	26,401	7,890,995
Adobe, Inc. (a)	17,974	6,953,781
Advanced Micro Devices, Inc. (a)	68,380	9,703,122
Akamai Technologies, Inc. (a)	6,002	478,719
Amphenol Corp. Class A	51,013	5,037,534
Analog Devices, Inc.	20,906	4,976,046
ANSYS, Inc. (a)	3,727	1,308,997
Apple, Inc.	629,890	129,234,531
Applied Materials, Inc.	34,263	6,272,527
Arista Networks, Inc. (a)	43,432	4,443,528
Autodesk, Inc. (a)	9,129	2,826,065
Broadcom, Inc.	198,296	54,660,292
Cadence Design Systems, Inc. (a)	11,515	3,548,347
CDW Corp.	5,619	1,003,497
Cisco Systems, Inc.	167,777	11,640,368
Cognizant Technology Solutions Corp. Class A	20,989	1,637,772
Corning, Inc.	33,168	1,744,305
Crowdstrike Holdings, Inc. Class A (a)	10,504	5,349,792
Dell Technologies, Inc. Class C	12,729	1,560,575
Enphase Energy, Inc. (a)	6,012	238,376
EPAM Systems, Inc. (a)	2,209	390,595
F5, Inc. (a)	2,322	683,411
Fair Isaac Corp. (a)	1,023	1,870,003
First Solar, Inc. (a)	4,684	775,389
Fortinet, Inc. (a)	26,549	2,806,760
Gartner, Inc. (a)	3,274	1,323,416

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gen Digital, Inc.	23,874	$701,896
GoDaddy, Inc. Class A (a)	5,950	1,071,357
Hewlett Packard Enterprise Co.	55,529	1,135,568
HP, Inc.	39,618	969,056
Intel Corp.	183,262	4,105,069
International Business Machines Corp.	39,196	11,554,197
Intuit, Inc.	11,790	9,286,158
Jabil, Inc.	4,528	987,557
Juniper Networks, Inc.	13,229	528,234
Keysight Technologies, Inc. (a)	7,345	1,203,552
KLA Corp.	5,577	4,995,542
Lam Research Corp.	53,944	5,250,909
Microchip Technology, Inc.	22,808	1,604,999
Micron Technology, Inc.	47,131	5,808,896
Microsoft Corp.	313,453	155,914,657
Monolithic Power Systems, Inc.	2,039	1,491,284
Motorola Solutions, Inc.	7,110	2,989,471
NetApp, Inc.	8,440	899,282
NVIDIA Corp.	1,028,498	162,492,399
NXP Semiconductors NV	10,654	2,327,792
ON Semiconductor Corp. (a)	17,518	918,118
Oracle Corp.	68,593	14,996,488
Palantir Technologies, Inc. Class A (a)	89,708	12,228,995
Palo Alto Networks, Inc. (a)	27,923	5,714,163
PTC, Inc. (a)	4,905	845,328
QUALCOMM, Inc.	46,272	7,369,279
Ralliant Corp. (a)	4,751	230,376
Roper Technologies, Inc.	4,534	2,570,053
Salesforce, Inc.	40,464	11,034,128
Seagate Technology Holdings PLC	8,890	1,283,094
ServiceNow, Inc. (a)	8,730	8,975,138
Skyworks Solutions, Inc.	6,350	473,202
Super Micro Computer, Inc. (a) (b)	22,308	1,093,315
Synopsys, Inc. (a)	6,592	3,379,587
TE Connectivity PLC	12,367	2,085,942
Teledyne Technologies, Inc. (a)	1,961	1,004,640
Teradyne, Inc.	6,594	592,932
Texas Instruments, Inc.	38,313	7,954,545
Trimble, Inc. (a)	10,146	770,893
Tyler Technologies, Inc. (a)	1,778	1,054,069
VeriSign, Inc.	3,405	983,364
Western Digital Corp.	14,198	908,530
Workday, Inc. Class A (a)	9,263	2,223,120
Zebra Technologies Corp. Class A (a)	2,128	656,190
		733,022,107
Materials — 1.9%
Air Products & Chemicals, Inc.	9,472	2,671,672
Albemarle Corp. (b)	5,237	328,203
Amcor PLC	96,160	883,711
Avery Dennison Corp.	3,196	560,802
Ball Corp.	11,903	667,639
CF Industries Holdings, Inc.	7,123	655,316
Corteva, Inc.	28,467	2,121,646
Dow, Inc.	29,203	773,296
DuPont de Nemours, Inc.	17,410	1,194,152
Eastman Chemical Co.	5,241	391,293
Ecolab, Inc.	10,764	2,900,252

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Freeport-McMoRan, Inc.	60,343	$2,615,869
International Flavors & Fragrances, Inc.	10,609	780,292
International Paper Co.	22,041	1,032,180
Linde PLC (LIN US)	19,852	9,314,161
LyondellBasell Industries NV Class A	10,313	596,710
Martin Marietta Materials, Inc.	2,483	1,363,068
Mosaic Co.	14,105	514,550
Newmont Corp. (NEM US)	46,589	2,714,275
Nucor Corp.	9,959	1,290,089
Packaging Corp. of America	3,917	738,159
PPG Industries, Inc.	9,787	1,113,271
Sherwin-Williams Co.	9,719	3,337,116
Smurfit WestRock PLC	20,435	881,770
Steel Dynamics, Inc.	5,891	754,107
Vulcan Materials Co.	5,643	1,471,807
		41,665,406
Real Estate — 2.0%
Alexandria Real Estate Equities, Inc.	6,851	497,588
American Tower Corp.	19,743	4,363,598
AvalonBay Communities, Inc.	6,079	1,237,076
BXP, Inc.	6,480	437,206
Camden Property Trust	4,803	541,250
CBRE Group, Inc. Class A (a)	12,646	1,771,958
CoStar Group, Inc. (a)	17,812	1,432,085
Crown Castle, Inc.	18,549	1,905,539
Digital Realty Trust, Inc.	13,351	2,327,480
Equinix, Inc.	4,169	3,316,314
Equity Residential	14,010	945,535
Essex Property Trust, Inc.	2,836	803,722
Extra Space Storage, Inc.	9,044	1,333,447
Federal Realty Investment Trust	3,517	334,080
Healthpeak Properties, Inc.	31,068	544,001
Host Hotels & Resorts, Inc.	27,517	422,661
Invitation Homes, Inc.	23,548	772,374
Iron Mountain, Inc.	12,487	1,280,792
Kimco Realty Corp.	29,786	626,102
Mid-America Apartment Communities, Inc.	4,806	711,336
Prologis, Inc.	39,134	4,113,766
Public Storage	6,617	1,941,560
Realty Income Corp.	37,507	2,160,778
Regency Centers Corp.	7,317	521,190
SBA Communications Corp.	4,473	1,050,439
Simon Property Group, Inc.	12,807	2,058,853
UDR, Inc.	11,993	489,674
Ventas, Inc.	18,568	1,172,569
VICI Properties, Inc.	44,596	1,453,830
Welltower, Inc.	26,201	4,027,880
Weyerhaeuser Co.	30,224	776,455
		45,371,138
Utilities — 2.4%
AES Corp.	31,199	328,213
Alliant Energy Corp.	11,340	685,730
Ameren Corp.	11,174	1,073,151
American Electric Power Co., Inc.	22,521	2,336,779
American Water Works Co., Inc.	8,282	1,152,109

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Atmos Energy Corp. (b)	6,577	$1,013,581
CenterPoint Energy, Inc.	27,072	994,625
CMS Energy Corp.	12,442	861,982
Consolidated Edison, Inc.	14,924	1,497,623
Constellation Energy Corp.	13,218	4,266,242
Dominion Energy, Inc.	36,151	2,043,255
DTE Energy Co.	8,702	1,152,667
Duke Energy Corp.	32,779	3,867,922
Edison International	15,842	817,447
Entergy Corp.	18,482	1,536,224
Evergy, Inc.	9,303	641,256
Eversource Energy	15,112	961,425
Exelon Corp.	42,979	1,866,148
FirstEnergy Corp.	21,138	851,016
NextEra Energy, Inc.	86,819	6,026,975
NiSource, Inc.	19,426	783,645
NRG Energy, Inc.	8,136	1,306,479
PG&E Corp.	93,241	1,299,780
Pinnacle West Capital Corp.	4,910	439,298
PPL Corp.	30,937	1,048,455
Public Service Enterprise Group, Inc.	21,245	1,788,404
Sempra	27,218	2,062,308
Southern Co.	46,351	4,256,412
Vistra Corp.	14,394	2,789,701
WEC Energy Group, Inc.	13,586	1,415,661
Xcel Energy, Inc.	24,821	1,690,310
		52,854,823
TOTAL COMMON STOCK (Cost $1,035,955,851)		2,214,159,743
TOTAL EQUITIES (Cost $1,035,955,851)		2,214,159,743
TOTAL LONG-TERM INVESTMENTS (Cost $1,035,955,851)		2,214,159,743
Short-Term Investments — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	331,776	331,776

	Principal Amount
U.S. Treasury Bills — 0.1%
U.S. Treasury Bills
4.110% 9/11/25 (d) (e)	$5,000	4,958
4.173% 9/11/25 (d) (e)	425,000	421,398
4.191% 9/11/25 (d) (e)	150,000	148,729
4.213% 9/11/25 (d) (e)	300,000	297,458
4.213% 9/11/25 (d) (e)	430,000	426,356
4.220% 9/11/25 (d) (e)	60,000	59,491
4.222% 9/11/25 (d) (e)	15,000	14,873
4.227% 9/11/25 (d) (e)	5,000	4,958
4.235% 9/11/25 (d) (e)	6,000	5,949
4.249% 9/11/25 (d) (e)	35,000	34,703

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.258% 9/11/25 (d) (e)	$117,000	$116,008
		1,534,881
TOTAL SHORT-TERM INVESTMENTS (Cost $1,867,163)		1,866,657
TOTAL INVESTMENTS — 99.6% (Cost $1,037,823,014) (f)		2,216,026,400
Other Assets/(Liabilities) — 0.4%		8,886,250
NET ASSETS — 100.0%		$2,224,912,650

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $3,199,894 or 0.14% of net assets. The Fund received $2,907,806 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/19/25	57	$17,319,722	$503,466

MassMutual Equity Opportunities Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.9%
Common Stock — 98.7%
Communication Services — 3.2%
Alphabet, Inc. Class A	58,544	$10,317,209
Walt Disney Co.	12,400	1,537,724
		11,854,933
Consumer Discretionary — 7.8%
Home Depot, Inc.	5,620	2,060,517
Las Vegas Sands Corp.	56,100	2,440,911
McDonald’s Corp.	40,527	11,840,774
TJX Cos., Inc.	104,213	12,869,263
		29,211,465
Consumer Staples — 8.7%
Coca-Cola Co.	163,319	11,554,819
Colgate-Palmolive Co.	17,100	1,554,390
Kenvue, Inc.	166,500	3,484,845
Kimberly-Clark Corp.	30,000	3,867,600
Philip Morris International, Inc.	10,700	1,948,791
Procter & Gamble Co.	64,260	10,237,903
		32,648,348
Energy — 2.6%
ConocoPhillips	55,600	4,989,544
TotalEnergies SE	60,700	3,733,496
TotalEnergies SE Sponsored ADR	19,100	1,172,549
		9,895,589
Financials — 24.1%
American Express Co.	33,671	10,740,376
Charles Schwab Corp.	41,200	3,759,088
Chubb Ltd.	46,991	13,614,232
Citigroup, Inc.	33,000	2,808,960
Fifth Third Bancorp	94,500	3,886,785
Marsh & McLennan Cos., Inc.	53,248	11,642,143
Mastercard, Inc. Class A	20,936	11,764,776
MetLife, Inc.	69,900	5,621,358
S&P Global, Inc.	21,091	11,121,073
US Bancorp	37,500	1,696,875
Visa, Inc. Class A	26,494	9,406,695
Wells Fargo & Co.	56,300	4,510,756
		90,573,117

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 12.4%
Becton Dickinson & Co.	17,500	$3,014,375
Danaher Corp.	51,274	10,128,666
Elevance Health, Inc.	11,200	4,356,352
Eli Lilly & Co.	10,433	8,132,836
Sanofi SA ADR	69,200	3,343,052
Stryker Corp.	24,003	9,496,307
Viatris, Inc.	158,900	1,418,977
Zimmer Biomet Holdings, Inc.	33,800	3,082,898
Zoetis, Inc.	24,150	3,766,193
		46,739,656
Industrials — 10.9%
Boeing Co. (a)	15,900	3,331,527
CSX Corp.	115,300	3,762,239
Fortive Corp.	32,200	1,678,586
General Electric Co.	11,900	3,062,941
Honeywell International, Inc.	44,783	10,429,065
L3Harris Technologies, Inc.	11,700	2,934,828
Northrop Grumman Corp.	18,589	9,294,128
Stanley Black & Decker, Inc.	44,100	2,987,775
Union Pacific Corp.	15,500	3,566,240
		41,047,329
Information Technology — 21.8%
Accenture PLC Class A	30,709	9,178,613
Apple, Inc.	41,321	8,477,830
Broadcom, Inc.	49,235	13,571,628
Intuit, Inc.	17,062	13,438,543
Microsoft Corp.	31,771	15,803,213
QUALCOMM, Inc.	32,500	5,175,950
Ralliant Corp. (a)	10,733	520,459
Salesforce, Inc.	6,070	1,655,228
Samsung Electronics Co. Ltd.	35,000	1,551,712
Texas Instruments, Inc.	59,405	12,333,666
		81,706,842
Materials — 4.5%
CF Industries Holdings, Inc.	24,100	2,217,200
International Paper Co.	50,200	2,350,866
Linde PLC (LIN US)	26,282	12,330,989
		16,899,055
Real Estate — 0.8%
Equity Residential	47,300	3,192,277
Utilities — 1.9%
Ameren Corp.	38,700	3,716,748
Southern Co.	36,300	3,333,429
		7,050,177
TOTAL COMMON STOCK (Cost $309,325,667)		370,818,788

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.2%
Consumer Discretionary — 0.2%
Volkswagen AG 7.089%	7,600	$802,524
TOTAL PREFERRED STOCK (Cost $890,501)		802,524
TOTAL EQUITIES (Cost $310,216,168)		371,621,312
TOTAL LONG-TERM INVESTMENTS (Cost $310,216,168)		371,621,312
Short-Term Investments — 0.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.200% (b)	101	101
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (c)	$1,480,164	1,480,164
TOTAL SHORT-TERM INVESTMENTS (Cost $1,480,265)		1,480,265
TOTAL INVESTMENTS — 99.3% (Cost $311,696,433) (d)		373,101,577
Other Assets/(Liabilities) — 0.7%		2,488,145
NET ASSETS — 100.0%		$375,589,722

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(c)	Maturity value of $1,480,277. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $1,509,933.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Blue Chip Growth Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.9%
Communication Services — 19.8%
Alphabet, Inc. Class A	359,876	$63,420,948
Alphabet, Inc. Class C	238,807	42,361,974
Meta Platforms, Inc. Class A	220,980	163,103,128
Netflix, Inc. (a)	84,764	113,510,015
Sea Ltd. ADR (a)	35,611	5,695,623
T-Mobile US, Inc.	49,746	11,852,482
Walt Disney Co.	219,334	27,199,609
		427,143,779
Consumer Discretionary — 15.9%
Alibaba Group Holding Ltd. Sponsored ADR	34,598	3,923,759
Amazon.com, Inc. (a)	649,686	142,534,611
Booking Holdings, Inc.	2,138	12,377,395
Carvana Co. (a)	109,685	36,959,458
Chipotle Mexican Grill, Inc. (a)	165,825	9,311,074
DoorDash, Inc., Class A (a)	26,408	6,509,836
NIKE, Inc. Class B	105,493	7,494,223
Ross Stores, Inc.	32,951	4,203,889
Starbucks Corp.	145,545	13,336,288
Tesla, Inc. (a)	284,196	90,277,701
TJX Cos., Inc.	39,359	4,860,443
Yum China Holdings, Inc.	54,351	2,430,033
Yum! Brands, Inc.	59,726	8,850,199
		343,068,909
Consumer Staples — 1.6%
Colgate-Palmolive Co.	45,951	4,176,946
Mondelez International, Inc. Class A	37,183	2,507,621
Monster Beverage Corp. (a)	390,459	24,458,352
Procter & Gamble Co.	20,349	3,242,003
		34,384,922
Energy — 0.1%
Schlumberger NV	57,786	1,953,167
Financials — 8.7%
Adyen NV ADR (a)	131,630	2,410,145
Block, Inc. (a)	109,722	7,453,416
Charles Schwab Corp.	45,932	4,190,836
Chubb Ltd.	37,494	10,862,762
FactSet Research Systems, Inc.	22,738	10,170,253
Fiserv, Inc. (a)	12,995	2,240,468
Goldman Sachs Group, Inc.	6,047	4,279,764
Marsh & McLennan Cos., Inc.	21,077	4,608,275
Mastercard, Inc. Class A	49,979	28,085,199

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Morgan Stanley	34,264	$4,826,427
PayPal Holdings, Inc. (a)	99,495	7,394,468
S&P Global, Inc.	7,780	4,102,316
SEI Investments Co.	129,530	11,639,566
Visa, Inc. Class A	241,976	85,913,579
		188,177,474
Health Care — 8.5%
Danaher Corp.	31,581	6,238,511
Elevance Health, Inc.	6,129	2,383,936
Eli Lilly & Co.	42,964	33,491,727
Illumina, Inc. (a)	64,129	6,118,548
Intuitive Surgical, Inc. (a)	59,539	32,354,088
Novartis AG Sponsored ADR	86,308	10,444,131
Novo Nordisk AS Sponsored ADR	195,600	13,500,312
Regeneron Pharmaceuticals, Inc.	29,806	15,648,150
Roche Holding AG Sponsored ADR (b)	196,334	8,002,574
Stryker Corp.	15,950	6,310,298
Thermo Fisher Scientific, Inc.	35,972	14,585,207
UnitedHealth Group, Inc.	26,565	8,287,483
Vertex Pharmaceuticals, Inc. (a)	58,625	26,099,850
		183,464,815
Industrials — 4.9%
Boeing Co. (a)	225,281	47,203,128
Cintas Corp.	14,282	3,183,029
Deere & Co.	20,632	10,491,166
Expeditors International of Washington, Inc.	86,298	9,859,546
GE Vernova, Inc.	13,438	7,110,718
General Electric Co.	77,043	19,830,098
Old Dominion Freight Line, Inc.	15,905	2,581,381
TransDigm Group, Inc.	2,359	3,587,190
Veralto Corp.	7,395	746,525
		104,592,781
Information Technology — 39.5%
Apple, Inc.	450,591	92,447,756
ASML Holding NV (b)	12,500	10,017,375
Autodesk, Inc. (a)	87,035	26,943,425
Broadcom, Inc.	133,085	36,684,880
Confluent, Inc. Class A (a)	29,512	735,734
Crowdstrike Holdings, Inc. Class A (a)	9,681	4,930,630
Datadog, Inc. Class A (a)	13,539	1,818,694
Intuit, Inc.	11,005	8,667,868
Microsoft Corp.	423,613	210,709,342
Monolithic Power Systems, Inc.	7,251	5,303,236
NVIDIA Corp.	1,684,430	266,123,096
Oracle Corp.	251,347	54,951,995
Palantir Technologies, Inc. Class A (a)	14,345	1,955,510
QUALCOMM, Inc.	69,562	11,078,444
Roper Technologies, Inc.	10,560	5,985,831
Salesforce, Inc.	87,352	23,820,017
ServiceNow, Inc. (a)	24,027	24,701,678
Shopify, Inc. Class A (a)	289,908	33,440,888
Synopsys, Inc. (a)	18,387	9,426,647
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	26,082	5,907,312

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TE Connectivity PLC	26,865	$4,531,320
Texas Instruments, Inc.	16,871	3,502,757
Workday, Inc. Class A (a)	30,327	7,278,480
		850,962,915
Materials — 0.4%
Linde PLC (LIN US)	9,047	4,244,671
Sherwin-Williams Co.	12,292	4,220,581
		8,465,252
Utilities — 0.5%
Constellation Energy Corp.	32,718	10,560,062
TOTAL COMMON STOCK (Cost $1,125,167,102)		2,152,774,076
TOTAL EQUITIES (Cost $1,125,167,102)		2,152,774,076
	Principal Amount
Bonds & Notes — 0.2%
Corporate Debt — 0.2%
Retail — 0.2%
Carvana Co.
PIK 12.000%, Cash 9.000% 12/01/28 (c) (d)	$649,802	666,481
PIK 13.000%, Cash 9.000% 6/01/30 (c) (d)	1,054,922	1,109,091
PIK 14.000%, Cash 9.000% 6/01/31 (c) (d)	1,318,214	1,561,545
		3,337,117
TOTAL CORPORATE DEBT (Cost $3,322,550)		3,337,117
TOTAL BONDS & NOTES (Cost $3,322,550)		3,337,117
TOTAL LONG-TERM INVESTMENTS (Cost $1,128,489,652)		2,156,111,193
Short-Term Investments — 0.3%
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (e)	6,820,698	6,820,698
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.200% (f)	100	100
TOTAL SHORT-TERM INVESTMENTS (Cost $6,820,798)		6,820,798
TOTAL INVESTMENTS — 100.4% (Cost $1,135,310,450) (g)		2,162,931,991
Other Assets/(Liabilities) — (0.4)%		(7,824,375)
NET ASSETS — 100.0%		$2,155,107,616

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment in kind

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $8,184,006 or 0.38% of net assets. The Fund received $1,545,420 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $3,337,117 or 0.15% of net assets.
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(f)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Company Value Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.1%
Common Stock — 99.1%
Communication Services — 1.9%
Cable One, Inc.	201	$27,298
Criteo SA Sponsored ADR (a)	13,297	318,596
Entravision Communications Corp. Class A	18,468	42,846
Nexstar Media Group, Inc.	2,599	449,497
Thryv Holdings, Inc. (a)	1,553	18,884
Townsquare Media, Inc. Class A	1,572	12,435
		869,556
Consumer Discretionary — 11.9%
A-Mark Precious Metals, Inc.	2,723	60,396
Accel Entertainment, Inc. (a)	1,117	13,147
ADT, Inc.	49,106	415,928
AutoNation, Inc. (a)	1,496	297,180
BorgWarner, Inc.	11,360	380,333
Boyd Gaming Corp.	1,906	149,106
Brunswick Corp.	2,688	148,485
Build-A-Bear Workshop, Inc. (b)	3,781	194,948
Capri Holdings Ltd. (a)	4,215	74,606
Champion Homes, Inc. (a)	2,133	133,547
Cracker Barrel Old Country Store, Inc. (b)	7,163	437,516
Crocs, Inc. (a)	1,849	187,267
Group 1 Automotive, Inc.	944	412,254
Hanesbrands, Inc. (a)	74,743	342,323
KinderCare Learning Cos., Inc. (a)	7,308	73,811
Laureate Education, Inc. (a)	1,836	42,926
M/I Homes, Inc. (a)	766	85,884
MarineMax, Inc. (a)	4,433	111,446
Meritage Homes Corp.	1,473	98,647
OneWater Marine, Inc. Class A (a) (b)	3,985	53,359
Patrick Industries, Inc.	977	90,148
Pursuit Attractions & Hospitality, Inc. (a)	10,803	311,450
Taylor Morrison Home Corp. (a)	1,915	117,619
Topgolf Callaway Brands Corp. (a)	40,775	328,239
Visteon Corp. (a)	2,703	252,190
Winmark Corp.	1,042	393,470
Winnebago Industries, Inc.	7,318	212,222
		5,418,447
Consumer Staples — 2.8%
Edgewell Personal Care Co.	6,756	158,158
Nomad Foods Ltd.	24,497	416,204
Spectrum Brands Holdings, Inc.	3,201	169,653
Turning Point Brands, Inc.	1,023	77,513
WD-40 Co.	1,943	443,179
		1,264,707

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 7.0%
Cactus, Inc. Class A	8,123	$355,138
ChampionX Corp.	3,978	98,814
Chord Energy Corp.	1,931	187,017
Crescent Energy Co. Class A	22,089	189,965
Flowco Holdings, Inc. Class A	5,120	91,187
Infinity Natural Resources, Inc. Class A (a)	2,172	39,769
Mach Natural Resources LP	5,338	77,081
Magnolia Oil & Gas Corp. Class A (b)	27,584	620,088
Matador Resources Co.	9,263	442,030
NexGen Energy Ltd. (a) (b)	39,180	271,909
Northern Oil & Gas, Inc. (b)	22,468	636,968
Permian Resources Corp.	12,316	167,744
TXO Partners LP	2,761	41,526
		3,219,236
Financials — 29.3%
1st Source Corp.	6,282	389,924
Amalgamated Financial Corp.	9,704	302,765
Ameris Bancorp	2,956	191,253
Aspen Insurance Holdings Ltd. Class A (a)	2,215	69,706
Atlantic Union Bankshares Corp.	3,666	114,673
Axis Capital Holdings Ltd.	3,724	386,626
Axos Financial, Inc. (a)	1,774	134,895
Baldwin Insurance Group, Inc. (a) (b)	301	12,886
BancFirst Corp.	277	34,243
Bank of Marin Bancorp	8,864	202,454
BankUnited, Inc.	8,275	294,507
Bowhead Specialty Holdings, Inc. (a)	313	11,747
Columbia Banking System, Inc.	10,243	239,481
Compass Diversified Holdings	10,323	64,828
CVB Financial Corp.	4,108	81,297
Donnelley Financial Solutions, Inc. (a)	8,037	495,481
Euronet Worldwide, Inc. (a)	2,468	250,206
EVERTEC, Inc.	8,255	297,593
Federated Hermes, Inc.	9,889	438,281
Fidelis Insurance Holdings Ltd.	3,974	65,889
First BanCorp	22,399	466,571
First Bancorp/Southern Pines NC	9,066	399,720
First Hawaiian, Inc.	14,390	359,174
First Merchants Corp.	1,491	57,105
Flagstar Financial, Inc.	25,112	266,187
FNB Corp.	23,044	335,982
HA Sustainable Infrastructure Capital, Inc. (b)	13,383	359,467
Hamilton Insurance Group Ltd. Class B (a)	4,226	91,366
Hanover Insurance Group, Inc.	2,893	491,434
Heritage Financial Corp.	17,705	422,087
Home BancShares, Inc.	8,837	251,501
Independent Bank Corp.	5,862	368,632
International Bancshares Corp.	2,707	180,178
Marex Group PLC	1,536	60,626
NCR Atleos Corp. (a)	15,641	446,238
Nicolet Bankshares, Inc.	3,940	486,511
Old National Bancorp	19,313	412,139

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pacific Premier Bancorp, Inc.	16,022	$337,904
Popular, Inc.	1,476	162,670
Repay Holdings Corp. (a)	12,190	58,756
SiriusPoint Ltd. (a)	2,925	59,641
Slide Insurance Holdings, Inc. (a)	2,235	48,410
SouthState Corp.	3,617	332,873
StoneX Group, Inc. (a)	1,823	166,148
Texas Capital Bancshares, Inc. (a)	5,196	412,562
TriCo Bancshares	9,374	379,553
UMB Financial Corp.	7,494	788,069
Walker & Dunlop, Inc.	4,846	341,546
Webster Financial Corp.	6,302	344,089
WSFS Financial Corp.	7,485	411,675
		13,377,549
Health Care — 3.7%
Embecta Corp.	9,513	92,181
Enovis Corp. (a)	8,785	275,497
Envista Holdings Corp. (a)	24,792	484,436
Integer Holdings Corp. (a)	3,506	431,133
Pediatrix Medical Group, Inc. (a)	27,115	389,100
		1,672,347
Industrials — 16.6%
ArcBest Corp.	4,781	368,185
Atmus Filtration Technologies, Inc.	893	32,523
Blue Bird Corp. (a) (b)	14,774	637,646
BrightView Holdings, Inc. (a)	25,072	417,449
Brink’s Co.	3,094	276,263
Deluxe Corp.	2,354	37,452
DIRTT Environmental Solutions (a)	20,488	12,356
Ducommun, Inc. (a)	4,043	334,073
DXP Enterprises, Inc. (a)	1,011	88,614
First Advantage Corp. (a) (b)	19,333	321,121
Fluor Corp. (a)	9,004	461,635
Franklin Covey Co. (a)	9,366	213,732
Gates Industrial Corp. PLC (a)	9,988	230,024
GMS, Inc. (a)	2,522	274,268
GXO Logistics, Inc. (a)	8,345	406,401
Herc Holdings, Inc.	2,703	355,958
Hillman Solutions Corp. (a)	13,212	94,334
IBEX Holdings Ltd. (a)	715	20,807
JBT Marel Corp.	4,246	510,624
Kirby Corp. (a)	2,858	324,126
Korn Ferry	2,183	160,079
Loomis AB	2,525	106,179
Luxfer Holdings PLC	681	8,295
MillerKnoll, Inc.	19,057	370,087
Montrose Environmental Group, Inc. (a)	18,016	394,370
NV5 Global, Inc. (a)	2,263	52,253
Proficient Auto Logistics, Inc. (a)	3,448	25,032
Science Applications International Corp.	717	80,741
Sensata Technologies Holding PLC	2,742	82,562
Star Bulk Carriers Corp.	14,441	249,107
Tecnoglass, Inc. (b)	743	57,478
Timken Co.	4,769	345,991
Titan Machinery, Inc. (a)	2,462	48,772
TriNet Group, Inc.	2,179	159,372
		7,557,909

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 8.4%
ACI Worldwide, Inc. (a)	6,461	$296,625
Amkor Technology, Inc.	4,087	85,786
Avnet, Inc.	1,608	85,353
Axcelis Technologies, Inc. (a)	2,948	205,446
Calix, Inc. (a)	4,127	219,515
Crane NXT Co.	5,856	315,638
Extreme Networks, Inc. (a)	13,734	246,525
FormFactor, Inc. (a)	9,227	317,501
Grid Dynamics Holdings, Inc. (a)	24,376	281,543
Harmonic, Inc. (a)	34,315	324,963
Ichor Holdings Ltd. (a)	11,763	231,025
Ingram Micro Holding Corp. (b)	4,774	99,490
IPG Photonics Corp. (a)	4,776	327,872
Kulicke & Soffa Industries, Inc.	3,941	136,359
Penguin Solutions, Inc. (a)	16,113	319,199
TTM Technologies, Inc. (a)	8,579	350,195
		3,843,035
Materials — 5.4%
AdvanSix, Inc.	7,915	187,981
Avient Corp.	7,486	241,873
Axalta Coating Systems Ltd. (a)	10,110	300,166
Ecovyst, Inc. (a) (b)	32,974	271,376
Graphic Packaging Holding Co. (b)	16,052	338,216
Ingevity Corp. (a)	2,993	128,968
Methanex Corp.	6,982	231,104
Minerals Technologies, Inc.	2,192	120,713
O-I Glass, Inc. (a)	38,629	569,391
Titan America SA	5,101	63,661
		2,453,449
Real Estate — 8.8%
Acadia Realty Trust	19,779	367,296
American Healthcare REIT, Inc.	16,167	593,976
Americold Realty Trust, Inc.	9,453	157,203
Broadstone Net Lease, Inc.	16,585	266,189
COPT Defense Properties	18,130	500,025
EPR Properties	2,277	132,658
First Industrial Realty Trust, Inc.	3,227	155,316
Independence Realty Trust, Inc. (b)	26,070	461,178
National Storage Affiliates Trust	5,394	172,554
NETSTREIT Corp.	14,085	238,459
Ryman Hospitality Properties, Inc.	4,512	445,199
Smartstop Self Storage REIT, Inc. (b)	787	28,513
STAG Industrial, Inc.	7,237	262,558
Terreno Realty Corp.	2,982	167,201
UMH Properties, Inc.	4,483	75,270
		4,023,595
Utilities — 3.3%
IDACORP, Inc. (b)	4,045	466,995
ONE Gas, Inc.	6,857	492,744
TXNM Energy, Inc.	9,367	527,550
		1,487,289

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $44,810,690)		$45,187,119
TOTAL EQUITIES (Cost $44,810,690)		45,187,119
TOTAL LONG-TERM INVESTMENTS (Cost $44,810,690)		45,187,119
Short-Term Investments — 4.2%
Investment of Cash Collateral from Securities Loaned — 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	1,669,564	1,669,564
	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$246,775	246,775
TOTAL SHORT-TERM INVESTMENTS (Cost $1,916,339)		1,916,339
TOTAL INVESTMENTS — 103.3% (Cost $46,727,029) (e)		47,103,458
Other Assets/(Liabilities) — (3.3)%		(1,522,199)
NET ASSETS — 100.0%		$45,581,259

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $4,346,707 or 9.54% of net assets. The Fund received $2,840,713 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)	Maturity value of $246,794. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $251,912.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	9/26/25	USD	87,552	SEK	845,623	$(2,332)

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MassMutual Mid Cap Growth Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.0%
Common Stock — 99.0%
Communication Services — 4.5%
Liberty Media Corp-Liberty Formula One Class C (a)	453,824	$47,424,608
Liberty Media Corp-Liberty Live Class C (a)	163,000	13,229,080
Live Nation Entertainment, Inc. (a)	40,600	6,141,968
Match Group, Inc.	484,929	14,979,457
New York Times Co. Class A	437,500	24,491,250
Reddit, Inc. Class A (a)	132,876	20,007,139
ROBLOX Corp. Class A (a)	164,609	17,316,867
Trade Desk, Inc. Class A (a)	608,794	43,827,080
		187,417,449
Consumer Discretionary — 14.1%
Birkenstock Holding PLC (a)	363,758	17,889,618
Bright Horizons Family Solutions, Inc. (a)	158,590	19,600,138
Burlington Stores, Inc. (a)	182,283	42,406,317
Chipotle Mexican Grill, Inc. (a)	152,906	8,585,672
Domino’s Pizza, Inc.	119,621	53,901,223
DraftKings, Inc. Class A (a)	1,347,684	57,802,167
Duolingo, Inc. (a)	43,400	17,794,868
Hilton Worldwide Holdings, Inc.	205,600	54,759,504
Lithia Motors, Inc.	22,203	7,500,617
Lululemon Athletica, Inc. (a)	60,900	14,468,622
Mattel, Inc. (a)	740,900	14,610,548
Modine Manufacturing Co. (a) (b)	30,631	3,017,154
On Holding AG, Class A (a)	399,847	20,812,036
Planet Fitness, Inc. Class A (a)	352,000	38,385,600
Ross Stores, Inc.	349,886	44,638,456
Texas Roadhouse, Inc.	106,600	19,977,906
TopBuild Corp. (a) (b)	28,100	9,097,094
Tractor Supply Co.	154,484	8,152,121
Ulta Beauty, Inc. (a)	48,203	22,550,327
Viking Holdings Ltd. (a)	697,568	37,173,399
Wingstop, Inc.	57,473	19,353,458
Yum! Brands, Inc.	337,259	49,975,039
		582,451,884
Consumer Staples — 3.2%
Casey’s General Stores, Inc.	64,364	32,843,018
Celsius Holdings, Inc. (a)	145,267	6,738,936
Church & Dwight Co., Inc.	84,970	8,166,467
Dollar Tree, Inc. (a)	436,900	43,270,576
Lamb Weston Holdings, Inc.	100,261	5,198,533
Maplebear, Inc. (a) (b)	319,700	14,463,228
McCormick & Co., Inc.	286,400	21,714,848
		132,395,606

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.6%
Cheniere Energy, Inc.	330,836	$80,565,183
EQT Corp.	575,100	33,539,832
Expand Energy Corp.	193,500	22,627,890
Permian Resources Corp. (b)	643,453	8,763,830
TechnipFMC PLC	1,304,090	44,912,859
		190,409,594
Financials — 8.9%
Aon PLC Class A	48,007	17,126,977
Apollo Global Management, Inc.	65,884	9,346,963
Assurant, Inc.	219,500	43,349,055
Axis Capital Holdings Ltd.	173,700	18,033,534
Block, Inc. (a)	297,476	20,207,545
Carlyle Group, Inc. (b)	212,971	10,946,709
Cboe Global Markets, Inc.	117,700	27,448,817
Corpay, Inc. (a)	75,345	25,000,978
KKR & Co., Inc.	62,161	8,269,278
Markel Group, Inc. (a)	8,700	17,377,032
MarketAxess Holdings, Inc.	120,800	26,979,472
MSCI, Inc.	62,606	36,107,385
Nasdaq, Inc.	80,305	7,180,873
Raymond James Financial, Inc.	227,400	34,876,338
Toast, Inc., Class A (a)	773,200	34,245,028
TPG, Inc.	190,778	10,006,306
Tradeweb Markets, Inc. Class A	136,800	20,027,520
		366,529,810
Health Care — 18.5%
Agilent Technologies, Inc.	500,111	59,018,099
Alcon AG (b)	460,543	40,656,736
Align Technology, Inc. (a)	147,001	27,831,699
Alnylam Pharmaceuticals, Inc. (a)	209,845	68,428,356
Ascendis Pharma AS ADR (a)	117,500	20,280,500
Avantor, Inc. (a)	2,248,100	30,259,426
Biogen, Inc. (a)	57,800	7,259,102
BioNTech SE ADR (a)	110,100	11,722,347
Bruker Corp.	514,248	21,187,017
Caris Life Sciences, Inc. (a)	262,364	7,010,366
Cooper Cos., Inc. (a)	407,200	28,976,352
CRISPR Therapeutics AG (a) (b)	172,014	8,366,761
Cytokinetics, Inc. (a) (b)	238,800	7,889,952
Dexcom, Inc. (a)	225,913	19,719,946
Encompass Health Corp.	113,000	13,857,190
GE HealthCare Technologies, Inc. (a)	91,469	6,775,109
Hologic, Inc. (a)	1,036,800	67,557,888
IDEXX Laboratories, Inc. (a)	28,141	15,093,144
Inspire Medical Systems, Inc. (a)	65,809	8,540,034
Ionis Pharmaceuticals, Inc. (a) (b)	698,317	27,590,505
Masimo Corp. (a)	46,500	7,822,230
Mettler-Toledo International, Inc. (a)	38,128	44,789,724
Molina Healthcare, Inc. (a)	63,000	18,767,700
Natera, Inc. (a)	62,936	10,632,408
Quidelortho Corp. (a) (b)	277,300	7,991,786
ResMed, Inc.	47,107	12,153,606
Revolution Medicines, Inc. (a)	151,500	5,573,685

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Steris PLC	56,903	$13,669,238
Teleflex, Inc.	322,300	38,147,428
United Therapeutics Corp. (a)	34,102	9,799,210
Vaxcyte, Inc. (a)	159,171	5,174,649
Veeva Systems, Inc. Class A (a)	301,965	86,959,881
West Pharmaceutical Services, Inc.	26,100	5,710,680
		765,212,754
Industrials — 18.1%
API Group Corp. (a)	200,017	10,210,868
ATI, Inc. (a)	199,243	17,202,641
Booz Allen Hamilton Holding Corp.	114,500	11,922,885
Broadridge Financial Solutions, Inc.	124,800	30,330,144
Builders FirstSource, Inc. (a)	77,377	9,029,122
BWX Technologies, Inc.	290,272	41,816,584
CACI International, Inc. Class A (a) (b)	15,533	7,404,581
Cintas Corp.	38,930	8,676,329
Equifax, Inc.	143,378	37,187,952
Esab Corp.	293,066	35,329,106
Ferguson Enterprises, Inc.	144,100	31,377,775
Fortive Corp.	472,812	24,647,690
FTAI Aviation Ltd. (b)	180,343	20,746,659
IDEX Corp.	81,300	14,273,841
Ingersoll Rand, Inc.	546,800	45,482,824
ITT, Inc.	109,400	17,157,202
JB Hunt Transport Services, Inc.	119,843	17,209,455
Knight-Swift Transportation Holdings, Inc.	109,367	4,837,302
L3Harris Technologies, Inc.	39,067	9,799,566
Old Dominion Freight Line, Inc.	161,900	26,276,370
Paylocity Holding Corp. (a)	204,725	37,094,123
Quanta Services, Inc.	88,047	33,288,810
QXO, Inc. (a) (b)	223,033	4,804,131
RBC Bearings, Inc. (a)	26,536	10,211,053
Rollins, Inc.	224,084	12,642,819
StandardAero, Inc. (a)	377,118	11,935,785
Textron, Inc.	630,800	50,646,932
TransUnion	439,070	38,638,160
Trex Co., Inc. (a)	65,046	3,537,202
UL Solutions, Inc. Class A	132,783	9,674,569
Veralto Corp.	182,400	18,413,280
Verisk Analytics, Inc.	48,900	15,232,350
Vertiv Holdings Co. Class A	135,891	17,449,763
Waste Connections, Inc.	109,027	20,357,521
XPO, Inc. (a) (b)	353,876	44,691,000
		749,536,394
Information Technology — 22.5%
Allegro MicroSystems, Inc. (a) (b)	495,104	16,927,606
Amphenol Corp. Class A	445,817	44,024,429
AppLovin Corp. Class A (a)	44,133	15,450,081
Arista Networks, Inc. (a)	55,664	5,694,984
Atlassian Corp. Class A (a)	124,100	25,203,469
CCC Intelligent Solutions Holdings, Inc. (a) (b)	3,203,614	30,146,008
CDW Corp.	48,983	8,747,874
Cloudflare, Inc. Class A (a)	70,149	13,737,279
Cognizant Technology Solutions Corp. Class A	71,150	5,551,834
Corning, Inc.	240,600	12,653,154

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Datadog, Inc. Class A (a)	92,701	$12,452,525
Dolby Laboratories, Inc. Class A	111,337	8,267,885
EPAM Systems, Inc. (a)	61,390	10,854,980
Fair Isaac Corp. (a)	20,229	36,977,803
Fortinet, Inc. (a)	145,819	15,415,985
Gartner, Inc. (a)	69,800	28,214,556
Guidewire Software, Inc. (a)	41,762	9,832,863
HubSpot, Inc. (a)	39,730	22,114,910
Keysight Technologies, Inc. (a)	183,400	30,051,924
KLA Corp.	9,586	8,586,564
Lattice Semiconductor Corp. (a)	1,041,448	51,020,537
MACOM Technology Solutions Holdings, Inc. (a)	69,700	9,987,313
Manhattan Associates, Inc. (a)	64,200	12,677,574
Marvell Technology, Inc.	163,396	12,646,850
Microchip Technology, Inc.	685,400	48,231,598
Monday.com Ltd. (a)	52,200	16,415,856
MongoDB, Inc. (a)	57,081	11,986,439
Monolithic Power Systems, Inc.	73,176	53,519,463
NXP Semiconductors NV	109,500	23,924,655
Onestream, Inc. (a)	261,219	7,392,498
Palantir Technologies, Inc. Class A (a)	92,138	12,560,252
PTC, Inc. (a)	345,406	59,527,270
Pure Storage, Inc. Class A (a)	591,237	34,043,426
Ralliant Corp. (a)	154,094	7,472,018
Roper Technologies, Inc.	14,500	8,219,180
SailPoint, Inc. (a)	141,724	3,239,811
Snowflake, Inc. Class A (a)	48,340	10,817,042
Teradyne, Inc.	134,984	12,137,761
Twilio, Inc. Class A (a)	186,710	23,219,255
Tyler Technologies, Inc. (a)	89,669	53,159,370
Unity Software, Inc. (a) (b)	496,794	12,022,415
Zoom Communications, Inc. (a)	355,300	27,706,294
Zscaler, Inc. (a)	176,033	55,263,800
		928,097,390
Materials — 3.1%
Avery Dennison Corp.	193,378	33,932,038
Ball Corp.	599,000	33,597,910
Eagle Materials, Inc.	59,420	12,009,376
Martin Marietta Materials, Inc.	62,400	34,255,104
Sealed Air Corp. (b)	520,315	16,145,374
		129,939,802
Real Estate — 1.1%
CoStar Group, Inc. (a)	466,419	37,500,088
First Industrial Realty Trust, Inc.	157,304	7,571,041
		45,071,129

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.4%
Vistra Corp.	84,358	$16,349,424
TOTAL COMMON STOCK (Cost $3,335,414,198)		4,093,411,236
TOTAL EQUITIES (Cost $3,335,414,198)		4,093,411,236
TOTAL LONG-TERM INVESTMENTS (Cost $3,335,414,198)		4,093,411,236
Short-Term Investments — 2.9%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	8,472,077	8,472,077
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund, 1.206% (d)	378	378
	Principal Amount
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (e)	$109,891,624	109,891,624
TOTAL SHORT-TERM INVESTMENTS (Cost $118,364,079)		118,364,079
TOTAL INVESTMENTS — 101.9% (Cost $3,453,778,277) (f)		4,211,775,315
Other Assets/(Liabilities) — (1.9)%		(77,395,728)
NET ASSETS — 100.0%		$4,134,379,587

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $167,522,188 or 4.05% of net assets. The Fund received $169,967,763 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(e)	Maturity value of $109,900,018. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $112,089,730.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 98.0%
Communication Services — 1.4%
Cargurus, Inc. (a)	105,961	$3,546,515
Cinemark Holdings, Inc.	66,778	2,015,361
Criteo SA Sponsored ADR (a)	49,120	1,176,915
Ziff Davis, Inc. (a) (b)	32,008	968,882
		7,707,673
Consumer Discretionary — 10.8%
Acushnet Holdings Corp. (b)	15,299	1,114,073
Boot Barn Holdings, Inc. (a)	17,544	2,666,688
Century Communities, Inc.	23,662	1,332,644
Champion Homes, Inc. (a)	55,212	3,456,823
Cheesecake Factory, Inc. (b)	33,632	2,107,381
Duolingo, Inc. (a)	6,487	2,659,800
Dutch Bros, Inc. Class A (a)	33,858	2,314,871
Genius Sports Ltd. (a)	249,135	2,591,004
Goodyear Tire & Rubber Co. (a) (b)	130,953	1,357,983
H&R Block, Inc.	33,684	1,848,915
Life Time Group Holdings, Inc. (a)	69,267	2,100,868
Modine Manufacturing Co. (a) (b)	41,444	4,082,234
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	49,107	6,471,320
Patrick Industries, Inc. (b)	22,041	2,033,723
Planet Fitness, Inc. Class A (a)	27,222	2,968,559
Shake Shack, Inc. Class A (a)	35,242	4,955,025
Sportradar Group AG Class A (a)	100,343	2,817,631
Stride, Inc. (a)	26,519	3,850,294
Sweetgreen, Inc. Class A (a) (b)	94,629	1,408,079
Texas Roadhouse, Inc.	17,877	3,350,329
Valvoline, Inc. (a)	32,416	1,227,594
Visteon Corp. (a)	11,612	1,083,400
Wingstop, Inc.	3,497	1,177,580
YETI Holdings, Inc. (a)	38,463	1,212,354
		60,189,172
Consumer Staples — 1.8%
BellRing Brands, Inc. (a)	57,156	3,311,047
Chefs’ Warehouse, Inc. (a)	29,906	1,908,302
Freshpet, Inc. (a)	20,918	1,421,587
Guardian Pharmacy Services, Inc. Class A (a)	43,933	936,212
Simply Good Foods Co. (a)	44,631	1,409,894
Vital Farms, Inc. (a)	29,158	1,123,166
		10,110,208
Energy — 2.8%
Archrock, Inc.	96,412	2,393,910

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cactus, Inc. Class A	23,751	$1,038,394
Gulfport Energy Corp. (a)	13,436	2,702,920
Magnolia Oil & Gas Corp. Class A (b)	65,301	1,467,966
Seadrill Ltd. (a) (b)	31,924	838,005
TechnipFMC PLC	103,411	3,561,475
Viper Energy, Inc.	94,695	3,610,720
		15,613,390
Financials — 11.9%
Ameris Bancorp	35,986	2,328,294
Assured Guaranty Ltd.	17,036	1,483,836
Bancorp, Inc. (a)	38,379	2,186,452
Banner Corp.	30,900	1,982,235
Beazley PLC	57,449	737,490
Cadence Bank	138,151	4,418,069
Cohen & Steers, Inc.	13,215	995,750
Enova International, Inc. (a)	7,365	821,345
Evercore, Inc. Class A	10,200	2,754,204
HA Sustainable Infrastructure Capital, Inc. (b)	127,718	3,430,505
Hamilton Insurance Group Ltd. Class B (a)	36,017	778,688
Hamilton Lane, Inc. Class A	39,924	5,673,999
Hancock Whitney Corp.	43,167	2,477,786
Kemper Corp.	21,218	1,369,410
Marex Group PLC	43,294	1,708,814
MGIC Investment Corp.	38,911	1,083,282
Mr. Cooper Group, Inc. (a)	19,326	2,883,632
National Bank Holdings Corp. Class A	51,481	1,936,200
Palomar Holdings, Inc. (a)	13,907	2,145,155
Paymentus Holdings, Inc. Class A (a)	62,440	2,044,910
Perella Weinberg Partners	78,491	1,524,295
Piper Sandler Cos.	7,016	1,950,027
PJT Partners, Inc. Class A	31,526	5,202,105
Seacoast Banking Corp. of Florida	101,019	2,790,145
SiriusPoint Ltd. (a)	147,310	3,003,651
StepStone Group, Inc. Class A	109,850	6,096,675
UMB Financial Corp.	21,443	2,254,946
		66,061,900
Health Care — 19.2%
ADMA Biologics, Inc. (a)	67,099	1,221,873
Akero Therapeutics, Inc. (a)	37,345	1,992,729
Alignment Healthcare, Inc. (a)	263,461	3,688,454
Amicus Therapeutics, Inc. (a)	85,306	488,803
Apellis Pharmaceuticals, Inc. (a)	29,704	514,176
Apogee Therapeutics, Inc. (a)	30,356	1,318,361
AtriCure, Inc. (a)	44,718	1,465,409
Avidity Biosciences, Inc. (a)	54,369	1,544,080
Axsome Therapeutics, Inc. (a)	26,205	2,735,540
Blueprint Medicines Corp. (a)	25,836	3,311,659
Bridgebio Pharma, Inc. (a)	36,586	1,579,783
BrightSpring Health Services, Inc. (a) (b)	136,790	3,226,876
Caris Life Sciences, Inc. (a)	9,724	259,825
Celldex Therapeutics, Inc. (a)	36,360	739,926
CG oncology, Inc. (a)	20,992	545,792
Concentra Group Holdings Parent, Inc.	32,370	665,851
Crinetics Pharmaceuticals, Inc. (a) (b)	55,724	1,602,622
Cytokinetics, Inc. (a) (b)	40,830	1,349,023

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Disc Medicine, Inc. (a)	30,087	$1,593,408
Encompass Health Corp.	45,707	5,605,049
Ensign Group, Inc.	11,349	1,750,697
GeneDx Holdings Corp. (a)	34,087	3,146,571
Glaukos Corp. (a)	45,818	4,732,541
Guardant Health, Inc. (a)	41,141	2,140,978
Haemonetics Corp. (a) (b)	25,130	1,874,949
Halozyme Therapeutics, Inc. (a)	24,814	1,290,824
HealthEquity, Inc. (a)	56,202	5,887,722
Hims & Hers Health, Inc. (a)	45,540	2,270,169
Immatics NV (a) (b)	56,871	305,966
Insmed, Inc. (a)	58,151	5,852,317
Integer Holdings Corp. (a)	18,753	2,306,056
Janux Therapeutics, Inc. (a)	8,589	198,406
Kymera Therapeutics, Inc. (a) (b)	41,663	1,818,173
Lantheus Holdings, Inc. (a) (b)	42,535	3,481,915
Madrigal Pharmaceuticals, Inc. (a)	1,774	536,883
Merit Medical Systems, Inc. (a)	21,707	2,029,170
Merus NV (a)	40,252	2,117,255
Nurix Therapeutics, Inc. (a)	47,235	538,007
Nuvalent, Inc., Class A (a)	13,309	1,015,477
Option Care Health, Inc. (a)	57,660	1,872,797
PACS Group, Inc. (a)	56,691	732,448
PROCEPT BioRobotics Corp. (a)	41,050	2,364,480
Protagonist Therapeutics, Inc. (a)	19,003	1,050,296
Prothena Corp. PLC (a)	10,649	64,639
PTC Therapeutics, Inc. (a)	21,609	1,055,384
RadNet, Inc. (a) (b)	39,686	2,258,530
Repligen Corp. (a)	11,691	1,454,127
Revolution Medicines, Inc. (a)	65,846	2,422,474
Scholar Rock Holding Corp. (a)	20,886	739,782
Soleno Therapeutics, Inc. (a)	11,540	966,821
Spyre Therapeutics, Inc. (a) (b)	22,517	337,080
Structure Therapeutics, Inc. ADR (a) (b)	27,334	566,907
TransMedics Group, Inc. (a) (b)	10,232	1,371,190
Twist Bioscience Corp. (a)	61,065	2,246,581
Ultragenyx Pharmaceutical, Inc. (a)	14,432	524,748
Vaxcyte, Inc. (a)	23,401	760,767
Veracyte, Inc. (a)	25,580	691,427
Vericel Corp. (a)	18,567	790,026
Verona Pharma PLC ADR (a)	35,365	3,344,822
Waystar Holding Corp. (a)	60,596	2,476,559
		106,835,200
Industrials — 25.9%
AAR Corp. (a)	24,796	1,705,717
Acuity, Inc.	9,049	2,699,679
Air Lease Corp.	32,162	1,881,155
Alight, Inc. Class A	50,800	287,528
Ameresco, Inc. Class A (a) (b)	84,759	1,287,489
Applied Industrial Technologies, Inc.	18,188	4,227,801
Archer Aviation, Inc. Class A (a)	110,891	1,203,167
Argan, Inc.	5,977	1,317,809
ATI, Inc. (a)	33,401	2,883,842
Atmus Filtration Technologies, Inc.	47,165	1,717,749
AZEK Co., Inc. (a)	122,556	6,660,919
Boise Cascade Co.	14,264	1,238,400
Casella Waste Systems, Inc. Class A (a)	64,735	7,469,124

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Comfort Systems USA, Inc.	7,772	$4,167,424
Construction Partners, Inc. Class A (a) (b)	28,583	3,037,801
Crane Co.	20,958	3,979,715
Curtiss-Wright Corp.	15,332	7,490,449
DXP Enterprises, Inc. (a)	34,933	3,061,877
Embraer SA Sponsored ADR	59,952	3,411,868
Enpro, Inc.	11,163	2,138,273
Esab Corp.	28,541	3,440,618
ESCO Technologies, Inc.	26,643	5,111,992
Exlservice Holdings, Inc. (a)	154,851	6,780,925
Federal Signal Corp.	17,172	1,827,444
Fluor Corp. (a)	73,627	3,774,856
GATX Corp.	11,958	1,836,271
GEO Group, Inc. (a)	21,769	521,368
Karman Holdings, Inc. (a)	39,299	1,979,491
Kirby Corp. (a)	20,520	2,327,173
Korn Ferry	28,449	2,086,165
Leonardo DRS, Inc.	84,607	3,932,533
Loar Holdings, Inc. (a)	25,722	2,216,465
McGrath RentCorp	13,407	1,554,676
Mueller Water Products, Inc. Class A	92,866	2,232,499
MYR Group, Inc. (a)	10,260	1,861,677
NEXTracker, Inc. Class A (a)	37,884	2,059,753
Powell Industries, Inc. (b)	5,266	1,108,230
Primoris Services Corp.	32,146	2,505,459
Rocket Lab Corp. (a)	86,692	3,100,973
Rush Enterprises, Inc. Class A	70,596	3,636,400
RXO, Inc. (a) (b)	80,848	1,270,931
Ryder System, Inc.	14,110	2,243,490
Shoals Technologies Group, Inc. Class A (a)	369,897	1,572,062
SPX Technologies, Inc. (a)	21,607	3,623,062
StandardAero, Inc. (a)	45,543	1,441,436
Sterling Infrastructure, Inc. (a) (b)	14,185	3,272,905
TriNet Group, Inc.	15,528	1,135,718
Verra Mobility Corp. (a)	245,655	6,237,180
Voyager Technologies, Inc. Class A (a)	16,092	631,611
WNS Holdings Ltd. (a) (b)	20,202	1,277,575
Xometry, Inc. Class A (a)	32,547	1,099,763
Zurn Elkay Water Solutions Corp.	123,055	4,500,121
		144,068,608
Information Technology — 17.8%
Agilysys, Inc. (a) (b)	13,499	1,547,525
Alkami Technology, Inc. (a) (b)	36,745	1,107,494
Allegro MicroSystems, Inc. (a)	58,971	2,016,218
Appfolio, Inc. Class A (a)	5,321	1,225,320
AvePoint, Inc. (a)	380,135	7,340,407
Badger Meter, Inc.	6,951	1,702,647
Belden, Inc.	18,931	2,192,210
Braze, Inc. Class A (a)	42,478	1,193,632
Calix, Inc. (a)	36,225	1,926,808
Celestica, Inc. (a) (b)	39,317	6,137,777
Cellebrite DI Ltd. (a)	65,642	1,050,272
Cirrus Logic, Inc. (a)	13,804	1,439,136
Clearwater Analytics Holdings, Inc. Class A (a)	200,330	4,393,237
Commvault Systems, Inc. (a)	18,646	3,250,557
Crane NXT Co. (b)	28,398	1,530,652
Credo Technology Group Holding Ltd. (a)	24,889	2,304,473

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CyberArk Software Ltd. (a)	23,268	$9,467,284
Fabrinet (a)	9,247	2,724,906
Freshworks, Inc. Class A (a)	215,459	3,212,494
Impinj, Inc. (a) (b)	9,744	1,082,266
Intapp, Inc. (a)	67,386	3,478,465
Itron, Inc. (a)	14,394	1,894,682
Jamf Holding Corp. (a)	81,886	778,736
MACOM Technology Solutions Holdings, Inc. (a)	30,713	4,400,866
MKS, Inc. (b)	12,369	1,228,984
Nova Ltd. (a) (b)	4,926	1,355,635
Novanta, Inc. (a)	13,221	1,704,584
PAR Technology Corp. (a) (b)	58,954	4,089,639
Pegasystems, Inc. (b)	51,438	2,784,339
Power Integrations, Inc.	20,034	1,119,901
Q2 Holdings, Inc. (a)	42,744	4,000,411
Semtech Corp. (a)	23,926	1,080,020
ServiceTitan, Inc. Class A (a)	16,375	1,755,072
Silicon Motion Technology Corp. Sponsored ADR	21,182	1,592,251
SiTime Corp. (a) (b)	33,266	7,088,319
Sprout Social, Inc. Class A (a)	3,745	78,308
Tower Semiconductor Ltd. (a)	38,228	1,657,184
Universal Display Corp.	4,864	751,293
Viavi Solutions, Inc. (a)	159,541	1,606,578
		99,290,582
Materials — 2.2%
Cabot Corp.	63,914	4,793,550
Carpenter Technology Corp.	22,293	6,161,339
Graphic Packaging Holding Co. (b)	67,259	1,417,147
		12,372,036
Real Estate — 3.0%
American Healthcare REIT, Inc.	139,978	5,142,792
Douglas Emmett, Inc.	80,409	1,209,351
Essential Properties Realty Trust, Inc. (b)	49,564	1,581,587
Highwoods Properties, Inc.	37,630	1,169,917
Independence Realty Trust, Inc. (b)	81,605	1,443,592
Phillips Edison & Co., Inc.	117,142	4,103,484
Terreno Realty Corp.	27,637	1,549,607
Xenia Hotels & Resorts, Inc.	50,879	639,549
		16,839,879
Utilities — 1.2%
IDACORP, Inc.	18,856	2,176,925
ONE Gas, Inc.	24,771	1,780,044
Talen Energy Corp. (a)	9,425	2,740,508
		6,697,477
TOTAL COMMON STOCK (Cost $456,518,366)		545,786,125
TOTAL EQUITIES (Cost $456,518,366)		545,786,125

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Exchange-Traded Funds — 0.4%
iShares Russell 2000 ETF	8,682	$1,873,489
iShares Russell 2000 Growth ETF	1,754	501,398
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,335,737)		2,374,887
TOTAL LONG-TERM INVESTMENTS (Cost $458,854,103)		548,161,012
Short-Term Investments — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	24,856	24,856
	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$5,221,321	5,221,321
TOTAL SHORT-TERM INVESTMENTS (Cost $5,246,177)		5,246,177
TOTAL INVESTMENTS — 99.4% (Cost $464,100,280) (e)		553,407,189
Other Assets/(Liabilities) — 0.6%		3,494,739
NET ASSETS — 100.0%		$556,901,928

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $69,186,704 or 12.42% of net assets. The Fund received $70,559,953 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)	Maturity value of $5,221,720. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 9/15/27, and an aggregate market value, including accrued interest, of $5,325,778.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Overseas Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.2%
Common Stock — 97.7%
Australia — 1.5%
Glencore PLC	1,057,100	$4,116,218
Rio Tinto PLC	27,778	1,618,695
		5,734,913
Canada — 2.5%
Canadian National Railway Co.	24,539	2,553,037
Intact Financial Corp.	8,855	2,059,068
Open Text Corp.	36,990	1,080,839
Suncor Energy, Inc. (SU CN)	48,278	1,808,453
Toronto-Dominion Bank	31,474	2,314,989
		9,816,386
China — 2.6%
Alibaba Group Holding Ltd.	165,540	2,349,265
NetEase, Inc.	104,200	2,810,605
Prosus NV (PRX NA)	32,799	1,837,298
Tencent Holdings Ltd.	49,000	3,147,128
		10,144,296
Denmark — 2.3%
Carlsberg AS Class B	25,826	3,663,394
DSV AS	9,185	2,206,414
Novo Nordisk AS Class B	46,177	3,222,137
		9,091,945
France — 16.9%
Accor SA	38,770	2,028,259
Air Liquide SA	36,824	7,605,843
Airbus SE	12,335	2,581,024
BNP Paribas SA	88,890	8,006,261
Capgemini SE	42,427	7,261,779
Cie de Saint-Gobain SA	39,942	4,698,703
Cie Generale des Etablissements Michelin SCA	52,085	1,938,050
Danone SA	10,100	825,203
Dassault Systemes SE	41,177	1,492,587
Edenred SE	137,396	4,261,429
Engie SA	193,863	4,565,182
EssilorLuxottica SA	10,296	2,828,421
Kering SA	17,120	3,734,605
Legrand SA	20,369	2,720,763
LVMH Moet Hennessy Louis Vuitton SE	9,902	5,193,120
Pernod Ricard SA	52,089	5,203,228
Publicis Groupe SA (a)	12,769	1,441,500

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Worldline SA (a) (b) (c)	141,600	$598,967
		66,984,924
Germany — 13.1%
adidas AG	11,355	2,646,843
Allianz SE Registered	3,860	1,563,957
Bayer AG Registered	109,025	3,278,395
Bayerische Motoren Werke AG	31,585	2,806,028
Beiersdorf AG	28,784	3,615,662
Brenntag SE	40,700	2,695,618
Continental AG	40,799	3,560,226
Daimler Truck Holding AG	60,161	2,847,421
Deutsche Boerse AG	18,230	5,948,493
Fresenius Medical Care AG	52,912	3,033,772
Fresenius SE & Co. KGaA	46,200	2,323,520
Mercedes Benz Group AG	33,973	1,987,759
Merck KGaA	28,218	3,654,255
MTU Aero Engines AG	5,239	2,329,770
SAP SE	25,882	7,872,986
Siemens AG Registered	2,460	630,929
thyssenkrupp AG	87,317	937,657
		51,733,291
Hong Kong — 2.0%
AIA Group Ltd.	415,800	3,739,195
Prudential PLC	331,622	4,163,327
		7,902,522
India — 0.9%
Axis Bank Ltd.	86,605	1,210,327
HDFC Bank Ltd.	62,100	1,447,625
Tata Consultancy Services Ltd.	21,254	857,806
		3,515,758
Indonesia — 0.6%
Bank Mandiri Persero Tbk. PT	7,931,000	2,385,858
Ireland — 0.9%
AIB Group PLC	448,184	3,687,168
Israel — 0.7%
Check Point Software Technologies Ltd. (b)	13,300	2,942,625
Italy — 3.6%
Eni SpA	170,729	2,765,266
Intesa Sanpaolo SpA	983,275	5,667,911
Ryanair Holdings PLC Sponsored ADR	100,821	5,814,347
		14,247,524
Japan — 14.6%
Asahi Group Holdings Ltd.	49,200	658,472
Daikin Industries Ltd.	24,900	2,941,646
Denso Corp.	208,200	2,807,891
FUJIFILM Holdings Corp.	115,700	2,514,130
Fujitsu Ltd.	42,100	1,022,864

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hitachi Ltd.	268,200	$7,769,444
Hoya Corp.	10,300	1,222,763
Komatsu Ltd.	50,200	1,643,161
Kose Corp. (a)	23,200	911,463
Kyocera Corp.	116,300	1,396,331
LY Corp.	647,300	2,383,662
Mitsubishi Electric Corp.	184,400	3,982,487
Mitsubishi Estate Co. Ltd.	41,300	772,724
Olympus Corp.	142,300	1,688,467
Seven & i Holdings Co. Ltd.	191,700	3,091,808
Shin-Etsu Chemical Co. Ltd.	117,400	3,868,666
SMC Corp.	4,600	1,656,566
Sompo Holdings, Inc.	91,500	2,741,254
Sony Group Corp.	207,100	5,398,997
Sumitomo Mitsui Financial Group, Inc.	141,400	3,544,901
Suzuki Motor Corp.	110,900	1,336,029
Terumo Corp.	122,800	2,254,025
ZOZO, Inc.	194,000	2,094,259
		57,702,010
Luxembourg — 0.6%
Eurofins Scientific SE (a)	33,755	2,405,378
Netherlands — 3.0%
Akzo Nobel NV	33,900	2,372,419
ASML Holding NV	1,785	1,430,481
ASR Nederland NV	19,400	1,288,552
EXOR NV	15,437	1,556,774
ING Groep NV	176,459	3,872,367
Koninklijke Ahold Delhaize NV	30,600	1,279,313
		11,799,906
Portugal — 0.5%
Galp Energia SGPS SA	111,616	2,049,104
Republic of Korea — 0.9%
KB Financial Group, Inc.	35,100	2,883,891
NAVER Corp.	4,305	835,817
		3,719,708
Singapore — 0.7%
DBS Group Holdings Ltd.	83,250	2,943,662
Spain — 1.2%
Amadeus IT Group SA	57,427	4,858,224
Sweden — 1.1%
Sandvik AB	59,200	1,358,525
SKF AB Class B	78,400	1,800,738
Volvo AB Class B	44,100	1,238,179
		4,397,442
Switzerland — 4.6%
Cie Financiere Richemont SA Registered Class A	37,847	7,157,672
Julius Baer Group Ltd.	24,976	1,685,311
Sika AG Registered	1,960	531,878

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sonova Holding AG Registered	5,202	$1,553,918
Swatch Group AG	1,510	246,439
UBS Group AG Registered	86,127	2,926,435
Zurich Insurance Group AG	5,934	4,161,173
		18,262,826
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	23,277	5,272,008
United Kingdom — 11.4%
Ashtead Group PLC	46,700	2,993,633
Compass Group PLC	176,767	5,987,129
Diageo PLC	141,005	3,546,774
Flutter Entertainment PLC (b)	5,542	1,583,682
Lloyds Banking Group PLC	1,018,797	1,072,889
London Stock Exchange Group PLC	25,590	3,739,177
NatWest Group PLC	461,047	3,237,235
Reckitt Benckiser Group PLC	31,900	2,170,060
RELX PLC	85,272	4,625,566
Rentokil Initial PLC	221,900	1,073,965
Rolls-Royce Holdings PLC	483,566	6,424,790
Schroders PLC	425,553	2,111,565
Smith & Nephew PLC	103,500	1,581,539
Smiths Group PLC	24,156	744,909
Tesco PLC	512,252	2,821,809
WPP PLC	203,056	1,419,385
		45,134,107
United States — 10.2%
CNH Industrial NV	274,697	3,560,073
Experian PLC	87,697	4,517,846
Linde PLC (LIN US)	5,601	2,627,877
Nestle SA Registered	53,607	5,324,345
Novartis AG Registered	56,399	6,822,871
Qiagen NV	42,671	2,054,523
Roche Holding AG	23,740	7,760,854
Schneider Electric SE	28,940	7,717,088
		40,385,477
TOTAL COMMON STOCK (Cost $301,915,544)		387,117,062
Preferred Stock — 0.5%
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd. 2.931%	60,150	2,205,812
TOTAL PREFERRED STOCK (Cost $2,858,788)		2,205,812
TOTAL EQUITIES (Cost $304,774,332)		389,322,874
TOTAL LONG-TERM INVESTMENTS (Cost $304,774,332)		389,322,874

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 1.4%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (d)	1,480,914	$1,480,914
	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (e)	$3,835,872	3,835,872
TOTAL SHORT-TERM INVESTMENTS (Cost $5,316,786)		5,316,786
TOTAL INVESTMENTS — 99.6% (Cost $310,091,118) (f)		394,639,660
Other Assets/(Liabilities) — 0.4%		1,720,619
NET ASSETS — 100.0%		$396,360,279

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $2,956,028 or 0.75% of net assets. The Fund received $1,567,866 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $598,967 or 0.15% of net assets.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(e)	Maturity value of $3,836,165. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $3,912,919.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.3%
Common Stock — 97.0%
Argentina — 0.0%
Grupo Financiero Galicia SA ADR	2,332	$117,510
Australia — 1.2%
ANZ Group Holdings Ltd.	27,418	526,249
BHP Group Ltd.	62,459	1,501,172
BHP Group Ltd. Class DI (a)	18,007	432,535
Downer EDI Ltd.	138,299	575,446
Macquarie Group Ltd.	4,454	670,615
Scentre Group	256,271	602,324
Worley Ltd.	47,043	405,038
		4,713,379
Austria — 0.9%
BAWAG Group AG (b)	14,958	1,906,596
Erste Group Bank AG	13,425	1,141,062
OMV AG	10,891	592,059
		3,639,717
Brazil — 2.0%
B3 SA - Brasil Bolsa Balcao	423,220	1,135,732
Banco BTG Pactual SA	66,300	515,576
Embraer SA	50,500	715,798
Itau Unibanco Holding SA Sponsored ADR	75,036	509,494
Klabin SA	130,020	441,529
Localiza Rent a Car SA	37,668	280,928
MercadoLibre, Inc. (c)	724	1,892,268
Multiplan Empreendimentos Imobiliarios SA	62,302	312,020
NU Holdings Ltd. Class A (c)	30,018	411,847
Petroleo Brasileiro SA - Petrobras Sponsored ADR	15,426	192,979
Raia Drogasil SA	115,385	321,110
Rede D’Or Sao Luiz SA (b)	88,835	579,142
WEG SA	85,554	673,649
		7,982,072
Canada — 3.8%
Brookfield Corp.	12,208	755,565
Canadian National Railway Co.	15,585	1,621,463
Cenovus Energy, Inc.	59,079	803,917
Constellation Software, Inc.	431	1,580,370
Definity Financial Corp.	33,959	1,979,310
Descartes Systems Group, Inc. (c)	11,519	1,170,849
Element Fleet Management Corp. (a)	94,623	2,370,179
Great-West Lifeco, Inc. (a)	29,802	1,133,428

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Magna International, Inc.	9,667	$373,243
National Bank of Canada (a)	13,510	1,394,107
Shopify, Inc. Class A (c)	8,675	1,000,661
Suncor Energy, Inc. (SU CN)	16,001	599,384
Suncor Energy, Inc. (SU US)	127	4,756
TMX Group Ltd.	11,144	472,357
		15,259,589
Chile — 0.3%
Antofagasta PLC	28,328	703,825
Banco de Chile	3,611,334	546,182
		1,250,007
China — 8.4%
Airtac International Group	7,000	207,642
Alibaba Group Holding Ltd.	242,636	3,443,375
Alibaba Group Holding Ltd. Sponsored ADR	1,527	173,177
Baidu, Inc. Class A (c)	26,584	283,354
Bank of Ningbo Co. Ltd. Class A	132,600	507,803
BeOne Medicines Ltd. ADR (c)	2,679	648,506
Bilibili, Inc. Class Z (c)	10,320	221,149
BYD Co. Ltd. Class H	8,000	125,207
China Construction Bank Corp. Class H	1,467,000	1,482,267
China Mengniu Dairy Co. Ltd.	236,000	484,809
China Pacific Insurance Group Co. Ltd. Class H	196,200	673,194
China Resources Beer Holdings Co. Ltd.	58,000	184,443
China Resources Gas Group Ltd.	14,700	37,620
China Resources Land Ltd.	199,000	675,294
China Resources Mixc Lifestyle Services Ltd. (b)	66,000	319,363
China Tower Corp. Ltd. Class H (b)	201,500	288,305
CMOC Group Ltd. Class H	246,000	248,973
Contemporary Amperex Technology Co. Ltd. Class A	10,400	366,118
CRRC Corp. Ltd. Class A	351,200	345,067
Eastroc Beverage Group Co. Ltd. Class A	1,843	80,745
Foshan Haitian Flavouring & Food Co. Ltd. Class H (c)	7,500	33,488
Fosun International Ltd.	244,000	145,440
Fuyao Glass Industry Group Co. Ltd. Class A	91,400	728,602
H World Group Ltd. ADR	7,837	265,831
Hongfa Technology Co. Ltd. Class A	90,020	280,307
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (c)	18,200	124,735
Kanzhun Ltd. ADR (c)	16,073	286,742
KE Holdings, Inc. Class A	129,749	777,410
KE Holdings, Inc. ADR	46,964	833,141
Kuaishou Technology (b) (c)	38,400	310,737
Kweichow Moutai Co. Ltd. Class A	1,998	393,937
Li Auto, Inc. Class A (c)	16,800	228,564
NARI Technology Co. Ltd. Class A	111,021	347,232
NetEase, Inc.	60,465	1,630,933
OmniVision Integrated Circuits Group, Inc.	19,900	354,550
PDD Holdings, Inc. ADR (c)	12,070	1,263,246
Prosus NV (PRX NA)	56,377	3,158,065
Prosus NV (PRX SJ) (a)	20,604	1,155,347
Sany Heavy Industry Co. Ltd. Class A	315,500	791,886
Shenzhen Inovance Technology Co. Ltd. Class A	67,200	608,242
Shenzhou International Group Holdings Ltd.	109,600	779,640
Silergy Corp.	41,000	498,907
Sunny Optical Technology Group Co. Ltd.	66,300	587,253

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tencent Holdings Ltd.	54,300	$3,487,532
Tencent Music Entertainment Group ADR	18,806	366,529
Tongcheng Travel Holdings Ltd. (b)	425,600	1,063,240
Trip.com Group Ltd.	6,300	366,956
Wanhua Chemical Group Co. Ltd. Class A	16,400	124,047
Wilmar International Ltd.	22,900	51,670
Xiaomi Corp. Class B (b) (c)	96,400	742,928
Xinyi Glass Holdings Ltd.	395,000	380,148
Yangzijiang Shipbuilding Holdings Ltd.	66,700	116,571
Yum China Holdings, Inc.	5,090	227,574
ZTO Express Cayman, Inc.	18,195	322,925
		33,630,766
Denmark — 0.6%
Novo Nordisk AS Class B	14,586	1,017,782
Novo Nordisk AS Sponsored ADR	17,970	1,240,289
		2,258,071
Finland — 0.7%
Mandatum OYJ	56,097	366,633
Sampo OYJ Class A	141,808	1,526,025
Stora Enso OYJ Class R (a)	76,143	825,553
		2,718,211
France — 7.1%
Air Liquide SA	5,040	1,040,991
Airbus SE	7,720	1,615,363
Alstom SA (a) (c)	24,376	569,892
AXA SA	63,153	3,104,053
BNP Paribas SA	15,145	1,364,100
Cie de Saint-Gobain SA	8,511	1,001,218
Dassault Aviation SA	5,116	1,812,853
Edenred SE	30,725	952,957
Engie SA	72,524	1,707,831
EssilorLuxottica SA	2,370	651,064
Forvia SE (c)	16,354	166,305
Hermes International SCA	282	765,070
Kering SA	1,986	433,232
L’Oreal SA	1,793	767,729
Legrand SA	4,900	654,511
Safran SA	8,797	2,865,042
Sartorius Stedim Biotech	4,327	1,035,555
Societe Generale SA	34,024	1,949,585
Teleperformance SE	2,299	223,229
Thales SA	4,402	1,296,849
TotalEnergies SE	57,543	3,539,317
Vinci SA	4,454	657,464
		28,174,210
Germany — 6.2%
Allianz SE Registered	2,201	891,780
BASF SE	16,321	805,027
Covestro AG (c)	19,422	1,381,903
Daimler Truck Holding AG	13,711	648,942
Deutsche Post AG	13,275	613,643
Deutsche Telekom AG Registered	60,493	2,214,782

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Heidelberg Materials AG	4,786	$1,124,441
KION Group AG	15,173	844,772
Mercedes Benz Group AG	7,795	456,085
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,601	1,686,843
Puma SE	8,084	220,722
Rheinmetall AG	305	645,294
SAP SE	13,404	4,077,332
Schott Pharma AG & Co. KGaA	14,075	471,708
Siemens AG Registered	23,968	6,147,200
Siemens Healthineers AG (b)	38,631	2,142,975
Springer Nature AG & Co. KGaA	9,075	199,443
		24,572,892
Guatemala — 0.2%
Millicom International Cellular SA	17,848	668,765
Hong Kong — 1.3%
AIA Group Ltd.	187,800	1,688,843
Futu Holdings Ltd. ADR	4,839	598,052
Hongkong Land Holdings Ltd.	75,100	433,639
Jardine Matheson Holdings Ltd.	4,800	230,753
Prudential PLC	158,347	1,987,957
Techtronic Industries Co. Ltd.	16,000	176,248
Wharf Real Estate Investment Co. Ltd.	59,000	167,082
		5,282,574
Hungary — 0.4%
OTP Bank Nyrt	22,320	1,782,869
India — 4.8%
Ashok Leyland Ltd.	196,040	570,551
Astral Ltd.	7,688	135,130
Avenue Supermarts Ltd. (b) (c)	2,999	152,883
Axis Bank Ltd.	70,110	979,805
Bajaj Finance Ltd.	28,417	310,572
Bharti Airtel Ltd.	27,417	643,251
Cummins India Ltd.	6,435	255,404
Divi’s Laboratories Ltd.	2,285	182,248
HDFC Bank Ltd.	28,165	656,560
HDFC Life Insurance Co. Ltd. (b)	52,405	496,791
Hindalco Industries Ltd.	70,710	571,519
ICICI Bank Ltd.	171,680	2,897,153
ICICI Bank Ltd. Sponsored ADR	14,896	501,102
Indraprastha Gas Ltd.	282,156	717,590
Infosys Ltd.	33,593	628,328
InterGlobe Aviation Ltd. (b) (c)	4,392	306,027
Kotak Mahindra Bank Ltd.	61,432	1,547,677
Larsen & Toubro Ltd.	27,169	1,163,308
MakeMyTrip Ltd. (c)	1,737	170,261
NTPC Green Energy Ltd. (c)	91,514	112,163
NTPC Ltd.	266,376	1,040,307
Power Grid Corp. of India Ltd.	110,315	384,875
Reliance Industries Ltd.	125,257	2,191,342
Shree Cement Ltd.	1,710	617,391
Shriram Finance Ltd.	93,490	771,311
Tech Mahindra Ltd.	28,062	551,725
Titan Co. Ltd.	6,117	263,123

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Varun Beverages Ltd.	41,009	$219,004
Voltas Ltd.	15,179	233,227
		19,270,628
Indonesia — 0.9%
Bank Central Asia Tbk. PT	3,048,000	1,633,119
Bank Rakyat Indonesia Persero Tbk. PT	5,171,164	1,195,877
Semen Indonesia Persero Tbk. PT	783,700	130,427
Telkom Indonesia Persero Tbk. PT	3,537,600	606,083
		3,565,506
Ireland — 0.5%
AerCap Holdings NV	11,196	1,309,932
Kingspan Group PLC	7,837	666,454
		1,976,386
Italy — 3.0%
Banca Mediolanum SpA	30,158	519,596
DiaSorin SpA	6,642	711,414
Enel SpA	144,731	1,373,666
Ferrari NV	1,484	727,597
Intesa Sanpaolo SpA	117,430	676,904
Leonardo SpA (a)	23,396	1,319,349
Moncler SpA	8,692	496,277
Prysmian SpA	15,329	1,080,993
Ryanair Holdings PLC Sponsored ADR	16,981	979,294
UniCredit SpA	61,884	4,150,565
		12,035,655
Japan — 13.6%
Ajinomoto Co. Inc.	48,900	1,305,093
Asahi Group Holdings Ltd.	55,700	745,465
Asics Corp.	11,900	303,994
Calbee, Inc.	24,000	456,978
Chugai Pharmaceutical Co. Ltd.	35,800	1,871,394
Daikin Industries Ltd.	3,900	460,740
Denso Corp.	36,200	488,212
Disco Corp.	2,800	828,488
Electric Power Development Co. Ltd.	12,200	207,888
Fujitsu Ltd.	34,700	843,073
Hamamatsu Photonics KK	20,700	250,991
Hikari Tsushin, Inc.	1,200	353,699
Hitachi Ltd.	45,800	1,326,773
Isetan Mitsukoshi Holdings Ltd. (a)	70,600	1,077,776
KDDI Corp.	94,400	1,621,824
Keyence Corp.	2,800	1,124,308
Kubota Corp.	22,300	250,024
Kyushu Railway Co.	25,700	664,912
MatsukiyoCocokara & Co.	27,900	574,900
MINEBEA MITSUMI, Inc.	28,200	412,334
Mitsubishi Corp.	21,100	421,362
Mitsubishi Electric Corp.	95,000	2,051,715
Mitsubishi Estate Co. Ltd.	55,900	1,045,890
Mitsubishi UFJ Financial Group, Inc.	209,300	2,865,658
Mitsui Fudosan Co. Ltd.	159,100	1,536,979
Murata Manufacturing Co. Ltd.	17,700	261,817

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NEC Corp.	25,200	$738,074
Nextage Co. Ltd. (a)	27,300	330,913
Nippon Sanso Holdings Corp.	34,400	1,300,778
Nippon Steel Corp.	20,900	396,585
Niterra Co. Ltd.	9,800	326,572
Nomura Research Institute Ltd.	16,300	654,997
Olympus Corp.	32,900	390,376
Open House Group Co. Ltd.	7,800	352,952
ORIX Corp.	33,600	757,615
Panasonic Holdings Corp.	52,000	558,619
Persol Holdings Co. Ltd.	296,600	578,212
Rakuten Bank Ltd. (c)	6,000	273,890
Recruit Holdings Co. Ltd.	20,300	1,195,249
Renesas Electronics Corp.	228,000	2,805,817
Resona Holdings, Inc.	68,900	632,393
Seven & i Holdings Co. Ltd.	174,300	2,811,175
Shimizu Corp.	30,100	335,763
Shin-Etsu Chemical Co. Ltd.	64,700	2,132,050
SMC Corp.	800	288,098
Sony Group Corp.	106,900	2,786,831
Stanley Electric Co. Ltd.	13,200	260,832
Subaru Corp.	19,400	337,059
SUMCO Corp. (a)	24,800	194,235
Sumitomo Corp.	52,000	1,340,023
Sumitomo Mitsui Trust Group, Inc.	19,100	506,311
Suzuki Motor Corp.	40,900	492,728
Sysmex Corp.	15,700	273,202
Taiheiyo Cement Corp.	16,300	404,013
Takeda Pharmaceutical Co. Ltd.	29,700	916,799
TechnoPro Holdings, Inc. (a)	19,300	563,287
Tokio Marine Holdings, Inc.	35,500	1,497,553
Tokyo Electron Ltd.	4,000	763,679
Toyota Motor Corp.	155,300	2,667,613
Unicharm Corp.	86,500	626,510
Yamaha Corp.	40,200	289,706
		54,132,796
Luxembourg — 0.4%
ArcelorMittal SA	17,563	555,132
CVC Capital Partners PLC (b)	58,145	1,190,666
		1,745,798
Macau — 0.1%
Galaxy Entertainment Group Ltd.	95,000	422,723
Malaysia — 0.2%
CIMB Group Holdings Bhd.	404,896	660,951
Mexico — 0.7%
Arca Continental SAB de CV (a)	23,826	252,424
Gruma SAB de CV Class B	6,461	111,432
Grupo Aeroportuario del Pacifico SAB de CV ADR	3,367	773,130
Grupo Mexico SAB de CV Series B (a)	262,132	1,582,054
Wal-Mart de Mexico SAB de CV (a)	63,263	209,298
		2,928,338

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands — 4.4%
ABN AMRO Bank NV (b)	22,646	$620,050
Adyen NV (b) (c)	550	1,009,861
Akzo Nobel NV	13,998	979,620
Argenx SE ADR (c)	2,284	1,258,987
ASM International NV	1,060	678,683
ASML Holding NV	6,213	4,974,422
ASR Nederland NV	8,133	540,196
BE Semiconductor Industries NV	2,467	369,303
Heineken NV	16,709	1,462,992
ING Groep NV	134,723	2,956,476
Koninklijke Philips NV	79,690	1,913,251
NXP Semiconductors NV	3,432	749,858
		17,513,699
Norway — 0.7%
DNB Bank ASA	40,991	1,134,230
Equinor ASA	41,744	1,054,003
Storebrand ASA	40,039	567,886
		2,756,119
Philippines — 0.3%
BDO Unibank, Inc.	119,780	324,914
Jollibee Foods Corp.	46,510	178,244
SM Investments Corp.	50,030	775,076
		1,278,234
Poland — 0.2%
Powszechny Zaklad Ubezpieczen SA	38,495	675,041
Portugal — 1.0%
Banco Comercial Portugues SA Class R	921,831	718,280
Galp Energia SGPS SA	101,798	1,868,860
Jeronimo Martins SGPS SA	62,085	1,572,149
		4,159,289
Republic of Korea — 3.5%
Coupang, Inc. (c)	13,883	415,935
HL Mando Co. Ltd.	6,138	149,020
Hyundai Mobis Co. Ltd.	2,335	495,385
Hyundai Motor Co.	3,751	563,930
KB Financial Group, Inc.	11,335	931,308
KT Corp.	15,373	634,587
KT Corp. Sponsored ADR	34,568	718,323
LG Chem Ltd.	1,195	188,011
Samsung Electronics Co. Ltd.	142,787	6,330,410
Samsung Life Insurance Co. Ltd.	8,113	766,273
SK Hynix, Inc.	10,453	2,264,209
SK Square Co. Ltd. (c)	2,294	311,400
		13,768,791
Russia — 0.0%
Novatek PJSC (c) (d) (e)	73,140	—

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Saudi Arabia — 0.8%
Al Rajhi Bank	28,247	$713,914
Saudi Awwal Bank	38,729	348,036
Saudi National Bank	231,578	2,234,386
		3,296,336
Singapore — 1.2%
DBS Group Holdings Ltd.	21,490	759,871
Sea Ltd. ADR (c)	10,600	1,695,364
Seatrium Ltd. (a)	324,700	513,857
United Overseas Bank Ltd.	62,300	1,765,069
		4,734,161
South Africa — 0.3%
Bid Corp. Ltd.	7,802	206,314
Capitec Bank Holdings Ltd.	1,784	358,799
Clicks Group Ltd.	10,440	219,187
FirstRand Ltd.	136,440	585,014
		1,369,314
Spain — 0.7%
Amadeus IT Group SA	17,587	1,487,830
Banco Santander SA	109,325	905,055
Puig Brands SA Class B	15,577	308,100
		2,700,985
Sweden — 1.7%
Assa Abloy AB Class B	25,221	788,655
Autoliv, Inc.	5,850	656,616
Essity AB Class B	80,469	2,228,480
Sandvik AB	28,723	659,137
Skandinaviska Enskilda Banken AB Class A	39,190	684,451
Swedbank AB Class A	26,931	713,526
Telefonaktiebolaget LM Ericsson Class B	145,975	1,251,063
		6,981,928
Switzerland — 1.6%
ABB Ltd. Registered	19,107	1,142,248
Cie Financiere Richemont SA Registered Class A	6,190	1,170,661
Julius Baer Group Ltd.	24,746	1,669,791
Partners Group Holding AG	684	896,828
Sandoz Group AG	12,625	693,683
Sonova Holding AG Registered	2,201	657,473
		6,230,684
Taiwan — 5.0%
ASE Technology Holding Co. Ltd.	129,000	646,310
Chroma ATE, Inc.	37,000	558,185
CTBC Financial Holding Co. Ltd.	315,000	471,423
Delta Electronics, Inc.	14,000	197,099
E.Sun Financial Holding Co. Ltd.	88,000	98,998
Eclat Textile Co. Ltd. (c)	30,000	421,262
Elite Material Co. Ltd.	8,000	240,363
Hon Hai Precision Industry Co. Ltd.	51,000	279,600

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lotes Co. Ltd.	4,000	$183,777
MediaTek, Inc.	31,000	1,319,898
Taiwan Semiconductor Manufacturing Co. Ltd.	430,000	15,525,582
		19,942,497
Thailand — 0.4%
Bangkok Bank PCL Foreign Registered	135,500	579,541
SCB X PCL	88,700	317,870
True Corp. PCL NVDR (c)	1,824,300	623,117
		1,520,528
Turkey — 0.1%
BIM Birlesik Magazalar AS	18,675	233,565
TAV Havalimanlari Holding AS (c)	22,786	152,044
		385,609
United Arab Emirates — 0.1%
ADNOC Drilling Co. PJSC	323,193	501,418
United Kingdom — 11.3%
Admiral Group PLC	18,541	832,298
Ashtead Group PLC	3,152	202,054
AstraZeneca PLC Sponsored ADR	83,648	5,845,322
Aviva PLC	164,890	1,401,842
Barclays PLC	450,300	2,085,649
Bridgepoint Group PLC (b)	173,754	743,309
British American Tobacco PLC	14,357	679,407
BT Group PLC (a)	616,694	1,640,340
Bunzl PLC	36,637	1,166,891
CK Hutchison Holdings Ltd.	72,000	444,471
Compass Group PLC	36,038	1,220,613
DCC PLC	6,386	414,543
Diageo PLC	18,976	477,314
Dowlais Group PLC	135,011	123,614
Hiscox Ltd.	25,791	444,418
HSBC Holdings PLC	134,827	1,632,359
Imperial Brands PLC	40,939	1,616,179
Informa PLC	63,598	703,648
Investec PLC	57,040	426,809
Johnson Matthey PLC	7,259	173,007
Kingfisher PLC	187,485	749,140
Lloyds Banking Group PLC	1,836,326	1,933,824
London Stock Exchange Group PLC	3,749	547,799
Marks & Spencer Group PLC	78,040	379,645
Melrose Industries PLC	117,062	853,250
National Grid PLC	141,860	2,074,189
Next PLC	5,391	921,004
Persimmon PLC	18,409	327,818
RELX PLC	19,261	1,044,810
Rolls-Royce Holdings PLC	249,064	3,309,132
Segro PLC	169,009	1,576,980
Smiths Group PLC	20,981	647,001
SSE PLC	27,792	698,613
Standard Chartered PLC	111,698	1,851,121
Taylor Wimpey PLC	257,284	419,828
Unilever PLC (ULVR LN)	62,063	3,780,205

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Unilever PLC (UNA NA)	12,863	$784,286
WPP PLC	139,405	974,452
		45,147,184
United States — 6.2%
Alcon AG	16,052	1,425,180
Amcor PLC	66,663	612,633
Amrize Ltd. (c)	4,499	224,425
BP PLC	247,602	1,235,153
Broadcom, Inc.	3,212	885,388
BRP, Inc. (a)	7,748	376,092
Cognizant Technology Solutions Corp. Class A	6,983	544,883
Experian PLC	11,122	572,967
GSK PLC Sponsored ADR (a)	25,185	967,104
Holcim AG	4,499	335,347
Mastercard, Inc. Class A	876	492,259
Nestle SA Registered	28,257	2,806,537
Novartis AG Registered	19,161	2,318,003
Qiagen NV	16,503	794,586
Roche Holding AG	10,342	3,380,908
Samsonite Group SA (b)	183,900	340,501
Sanofi SA	30,120	2,914,339
Schneider Electric SE	3,109	829,040
Shell PLC ADR	16,110	1,134,305
Signify NV (b)	19,918	539,254
Spotify Technology SA (c)	973	746,622
Stellantis NV	30,423	305,773
Tenaris SA	26,403	493,161
Waste Connections, Inc.	2,443	456,157
		24,730,617
Vietnam — 0.2%
Asia Commercial Bank JSC	276,920	225,920
Bank for Foreign Trade of Vietnam JSC (c)	125,700	274,414
FPT Corp.	51,500	233,194
		733,528
TOTAL COMMON STOCK (Cost $320,018,452)		387,215,375
Preferred Stock — 0.3%
Brazil — 0.1%
Banco Bradesco SA 5.627%	135,100	418,496
Germany — 0.2%
Volkswagen AG 7.089%	6,323	667,679
TOTAL PREFERRED STOCK (Cost $989,697)		1,086,175
TOTAL EQUITIES (Cost $321,008,149)		388,301,550

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Warrants — 0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 3/31/40 (a) (c) (d) (e)	1,982	$—
TOTAL WARRANTS (Cost $0)		—
TOTAL LONG-TERM INVESTMENTS (Cost $321,008,149)		388,301,550
Short-Term Investments — 2.7%
Investment of Cash Collateral from Securities Loaned — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (f)	3,126,324	3,126,324
Mutual Fund — 1.6%
T. Rowe Price Government Reserve Investment Fund, 1.200% (g)	6,452,435	6,452,435
	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (h)	$1,165,305	1,165,305
TOTAL SHORT-TERM INVESTMENTS (Cost $10,744,064)		10,744,064
TOTAL INVESTMENTS — 100.0% (Cost $331,752,213) (i)		399,045,614
Other Assets/(Liabilities) — 0.0%		128,782
NET ASSETS — 100.0%		$399,174,396

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $14,097,724 or 3.53% of net assets. The Fund received $11,692,918 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $12,752,628 or 3.19% of net assets.
(c)	Non-income producing security.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(g)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(h)	Maturity value of $1,165,394. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 10/31/27, and an aggregate market value, including accrued interest, of $1,188,798.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
Thales SA	Goldman Sachs International	8/15/25	290.00	4	EUR	116,000	$(643)	$(4,516)	$3,873

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	7/15/25	JPY	326,361,000	USD	2,259,440	$10,161

Currency Legend

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

MassMutual 20/80 Allocation Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 20.9%
DFA Commodity Strategy Portfolio	205,312	$956,753
Invesco Real Estate Fund, Class R6	41,835	703,663
MassMutual Blue Chip Growth Fund, Class I (a)	167,913	4,258,266
MassMutual Diversified Value Fund, Class I (a)	411,975	4,136,229
MassMutual Equity Opportunities Fund, Class I (a)	284,601	4,946,373
MassMutual International Equity Fund, Class I (a)	158,522	1,444,134
MassMutual Mid Cap Growth Fund, Class I (a)	52,858	1,031,790
MassMutual Overseas Fund, Class I (a)	281,338	2,745,855
MassMutual Small Cap Growth Equity Fund, Class I (a)	17,542	281,720
MM S&P 500 Index Fund, Class I (a)	575,885	8,857,113
Vanguard Developed Markets Index Fund, Admiral Shares	173,199	3,174,730
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	28,702	1,175,645
Vanguard Mid-Cap Index Fund, Admiral Shares	7,608	2,638,282
Vanguard Small-Cap Index Fund, Admiral Shares	10,098	1,147,169
		37,497,722
Fixed Income Funds — 79.1%
Invesco International Bond Fund, Class R6	1,664,625	7,707,214
MassMutual Core Bond Fund, Class I (a)	7,052,475	64,459,620
MassMutual Global Floating Rate Fund, Class I (a)	26,513	228,277
MassMutual High Yield Fund, Class I (a)	65,191	530,656
MassMutual Inflation-Protected and Income Fund, Class I (a)	76,332	719,813
MassMutual Short-Duration Bond Fund, Class I (a)	1,268,042	11,805,472
MassMutual Total Return Bond Fund, Class I (a)	4,855,119	40,880,098
Vanguard Long-Term Treasury Index Fund, Admiral Shares	160,040	3,008,745
Vanguard Total Bond Market Index Fund, Institutional Shares	1,293,684	12,522,860
		141,862,755
TOTAL MUTUAL FUNDS (Cost $182,384,406)		179,360,477
TOTAL LONG-TERM INVESTMENTS (Cost $182,384,406)		179,360,477
TOTAL INVESTMENTS — 100.0% (Cost $182,384,406) (b)		179,360,477
Other Assets/(Liabilities) — (0.0)%		(40,005)
NET ASSETS — 100.0%		$179,320,472

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 40/60 Allocation Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 41.3%
DFA Commodity Strategy Portfolio	209,910	$978,181
Invesco Real Estate Fund, Class R6	83,861	1,410,547
MassMutual Blue Chip Growth Fund, Class I (a)	351,645	8,917,705
MassMutual Diversified Value Fund, Class I (a)	844,833	8,482,123
MassMutual Equity Opportunities Fund, Class I (a)	582,497	10,123,798
MassMutual International Equity Fund, Class I (a)	325,783	2,967,879
MassMutual Mid Cap Growth Fund, Class I (a)	107,137	2,091,313
MassMutual Overseas Fund, Class I (a)	607,286	5,927,108
MassMutual Small Cap Growth Equity Fund, Class I (a)	35,441	569,190
MM S&P 500 Index Fund, Class I (a)	1,207,227	18,567,153
Vanguard Developed Markets Index Fund, Institutional Shares	353,250	6,482,137
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	55,469	2,271,993
Vanguard Mid-Cap Index Fund, Admiral Shares	15,062	5,223,541
Vanguard Small-Cap Index Fund, Admiral Shares	19,842	2,254,007
		76,266,675
Fixed Income Funds — 58.8%
Invesco International Bond Fund, Class R6	1,256,195	5,816,184
MassMutual Core Bond Fund, Class I (a)	5,393,794	49,299,274
MassMutual Global Floating Rate Fund, Class I (a)	20,270	174,522
MassMutual High Yield Fund, Class I (a)	48,949	398,443
MassMutual Inflation-Protected and Income Fund, Class I (a)	58,847	554,925
MassMutual Short-Duration Bond Fund, Class I (a)	969,716	9,028,053
MassMutual Total Return Bond Fund, Class I (a)	3,705,690	31,201,912
Vanguard Long-Term Treasury Index Fund, Admiral Shares	134,348	2,525,744
Vanguard Total Bond Market Index Fund, Institutional Shares	985,391	9,538,583
		108,537,640
TOTAL MUTUAL FUNDS (Cost $185,531,136)		184,804,315
TOTAL LONG-TERM INVESTMENTS (Cost $185,531,136)		184,804,315
TOTAL INVESTMENTS — 100.1% (Cost $185,531,136) (b)		184,804,315
Other Assets/(Liabilities) — (0.1)%		(107,299)
NET ASSETS — 100.0%		$184,697,016

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 60/40 Allocation Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 61.0%
DFA Commodity Strategy Portfolio	195,169	$909,486
Invesco Real Estate Fund, Class R6	101,262	1,703,227
MassMutual Blue Chip Growth Fund, Class I (a)	423,896	10,750,015
MassMutual Diversified Value Fund, Class I (a)	1,024,404	10,285,015
MassMutual Equity Opportunities Fund, Class I (a)	709,566	12,332,256
MassMutual International Equity Fund, Class I (a)	344,773	3,140,883
MassMutual Mid Cap Growth Fund, Class I (a)	127,171	2,482,376
MassMutual Overseas Fund, Class I (a)	654,744	6,390,301
MassMutual Small Cap Growth Equity Fund, Class I (a)	42,074	675,707
MM S&P 500 Index Fund, Class I (a)	1,453,725	22,358,296
Vanguard Developed Markets Index Fund, Institutional Shares	492,794	9,042,778
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	75,672	3,099,536
Vanguard Mid-Cap Index Fund, Admiral Shares	20,594	7,142,146
Vanguard Small-Cap Index Fund, Admiral Shares	27,174	3,086,932
		93,398,954
Fixed Income Funds — 39.0%
Invesco International Bond Fund, Class R6	683,916	3,166,530
MassMutual Core Bond Fund, Class I (a)	2,910,915	26,605,767
MassMutual Global Floating Rate Fund, Class I (a)	12,520	107,794
MassMutual High Yield Fund, Class I (a)	26,379	214,721
MassMutual Inflation-Protected and Income Fund, Class I (a)	33,518	316,073
MassMutual Short-Duration Bond Fund, Class I (a)	528,878	4,923,852
MassMutual Total Return Bond Fund, Class I (a)	1,994,036	16,789,780
Vanguard Long-Term Treasury Index Fund, Admiral Shares	98,146	1,845,146
Vanguard Total Bond Market Index Fund, Institutional Shares	604,851	5,854,960
		59,824,623
TOTAL MUTUAL FUNDS (Cost $147,547,036)		153,223,577
TOTAL LONG-TERM INVESTMENTS (Cost $147,547,036)		153,223,577
TOTAL INVESTMENTS — 100.0% (Cost $147,547,036) (b)		153,223,577
Other Assets/(Liabilities) — (0.0)%		(71,933)
NET ASSETS — 100.0%		$153,151,644

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 80/20 Allocation Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 80.8%
DFA Commodity Strategy Portfolio	148,401	$691,550
Invesco Real Estate Fund, Class R6	105,006	1,766,208
MassMutual Blue Chip Growth Fund, Class I (a)	448,495	11,373,830
MassMutual Diversified Value Fund, Class I (a)	1,072,460	10,767,495
MassMutual Equity Opportunities Fund, Class I (a)	734,663	12,768,441
MassMutual International Equity Fund, Class I (a)	390,919	3,561,271
MassMutual Mid Cap Growth Fund, Class I (a)	131,668	2,570,157
MassMutual Overseas Fund, Class I (a)	701,370	6,845,369
MassMutual Small Cap Growth Equity Fund, Class I (a)	43,637	700,808
MM S&P 500 Index Fund, Class I (a)	1,533,049	23,578,294
Vanguard Developed Markets Index Fund, Institutional Shares	500,095	9,176,750
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	79,529	3,257,492
Vanguard Mid-Cap Index Fund, Admiral Shares	21,320	7,393,939
Vanguard Small-Cap Index Fund, Admiral Shares	28,200	3,203,528
		97,655,132
Fixed Income Funds — 19.2%
Invesco International Bond Fund, Class R6	264,540	1,224,821
MassMutual Core Bond Fund, Class I (a)	1,111,862	10,162,419
MassMutual Global Floating Rate Fund, Class I (a)	8,175	70,384
MassMutual High Yield Fund, Class I (a)	7,478	60,870
MassMutual Inflation-Protected and Income Fund, Class I (a)	13,115	123,671
MassMutual Short-Duration Bond Fund, Class I (a)	203,824	1,897,597
MassMutual Total Return Bond Fund, Class I (a)	776,874	6,541,278
Vanguard Long-Term Treasury Index Fund, Admiral Shares	54,376	1,022,277
Vanguard Total Bond Market Index Fund, Admiral Shares	223,110	2,159,702
		23,263,019
TOTAL MUTUAL FUNDS (Cost $113,067,634)		120,918,151
TOTAL LONG-TERM INVESTMENTS (Cost $113,067,634)		120,918,151
TOTAL INVESTMENTS — 100.0% (Cost $113,067,634) (b)		120,918,151
Other Assets/(Liabilities) — (0.0)%		(49,878)
NET ASSETS — 100.0%		$120,868,273

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 97.5%
Bank Loans — 2.7%
Advertising — 0.2%
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD Term SOFR + 1.500%
5.927% VRN 2/05/27 (a)	$305,000	$304,237
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan K, 3 mo. USD Term SOFR + 2.750%
7.046% VRN 3/22/30 (a)	66,650	66,872
Airlines — 0.0%
American Airlines, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.250%
6.522% VRN 4/20/28 (a)	71,345	70,799
Building Materials — 0.0%
Quikrete Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 2/10/32 (a)	68,277	68,158
Commercial Services — 0.0%
Shift4 Payments LLC, 2025 Term Loan,
0.000% 6/30/32 (b)	15,000	15,117
Computers — 0.0%
Sandisk Corp., Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.321% VRN 2/20/32 (a)	59,880	59,506
Cosmetics & Personal Care — 0.1%
Opal Bidco SAS, USD Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.575% VRN 4/28/32 (a)	130,000	130,447
Diversified Financial Services — 0.3%
Citadel Securities LP, 2024 First Lien Term Loan, 1 mo. USD Term SOFR + 2.000%
6.327% VRN 10/31/31 (a)	417,803	419,320
Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.000%
6.333% VRN 12/15/31 (a)	89,727	89,611
		508,931
Electric — 0.3%
Cogentrix Finance Holdco I LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 2/26/32 (a)	54,863	54,952
NRG Energy, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.750%
6.030% VRN 4/16/31 (a)	447,727	448,287
		503,239
Entertainment — 0.1%
Delta 2 (LUX) SARL

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2024 Term Loan B2,
0.000% 9/30/31 (b)	$18,333	$18,338
2024 Term Loan B1, 3 mo. USD Term SOFR + 2.000%
6.296% VRN 9/30/31 (a)	36,667	36,676
EOC Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 3/24/32 (a)	35,000	35,011
		90,025
Environmental Controls — 0.0%
Filtration Group Corp., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 10/21/28 (a)	67,975	68,208
Health Care - Products — 0.0%
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.577% VRN 10/23/28 (a)	67,760	67,793
Health Care - Services — 0.3%
IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 1.750%
6.046% VRN 1/02/31 (a)	559,311	561,235
Insurance — 0.4%
Alera Group, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.250%
7.577% VRN 5/31/32 (a)	40,000	40,110
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.750%
7.072% VRN 9/19/31 (a)	149,163	149,179
Asurion LLC
2025 Term Loan B13, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 9/19/30 (a)	20,000	19,410
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.250%
8.677% VRN 8/19/28 (a)	42,355	41,863
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.691% VRN 1/20/29 (a)	150,000	138,867
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.769% - 6.796% VRN 6/20/30 (a)	199,207	199,759
Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.046% VRN 5/06/31 (a)	144,274	144,244
		733,432
Lodging — 0.2%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750%
6.069% VRN 11/08/30 (a)	440,000	441,307
Machinery - Construction & Mining — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250%
6.574% VRN 1/27/31 (a)	49,345	49,341
Machinery - Diversified — 0.1%
TK Elevator Midco GmbH, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.237% VRN 4/30/30 (a) (b)	84,800	84,983

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 0.1%
Hilcorp Energy I LP, Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.314% VRN 2/11/30 (a)	$240,606	$240,606
Packaging & Containers — 0.1%
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.750%
7.061% VRN 11/29/30 (a)	101,900	102,219
Pipelines — 0.0%
Epic Crude Services LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.256% VRN 10/15/31 (a)	44,888	44,990
Retail — 0.0%
QXO, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.296% VRN 4/30/32 (a)	3,778	3,800
Software — 0.4%
Applied Systems, Inc.
2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.500%
6.796% VRN 2/24/31 (a)	190,187	190,900
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.500%
8.796% VRN 2/23/32 (a)	5,104	5,223
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 12/11/28 (a)	75,700	75,653
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 2/15/29 (a)	75,191	75,073
Clearwater Analytics, LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.529% VRN 4/21/32 (a)	15,000	14,981
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.327% VRN 10/09/29 (a)	114,713	114,928
Epicor Software Corp., 2024 Term Loan E, 1 mo. USD Term SOFR + 2.750%
7.077% VRN 5/30/31 (a)	119,523	119,763
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.311% VRN 2/10/31 (a)	179,507	180,139
		776,660
Telecommunications — 0.1%
Level 3 Financing, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.577% VRN 3/27/32 (a)	75,000	75,766
TOTAL BANK LOANS (Cost $5,065,110)		5,067,671
Corporate Debt — 24.9%
Aerospace & Defense — 0.3%
Boeing Co.
3.750% 2/01/50	102,000	72,032
6.388% 5/01/31	94,000	101,021
6.528% 5/01/34	70,000	76,057
6.858% 5/01/54	218,000	238,648
General Dynamics Corp.
4.950% 8/15/35	21,000	21,080

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hexcel Corp.
5.875% 2/26/35	$30,000	$30,514
TransDigm, Inc.
6.375% 5/31/33 (c)	45,000	45,041
6.875% 12/15/30 (c)	21,000	21,790
7.125% 12/01/31 (c)	45,000	47,147
		653,330
Agriculture — 0.3%
BAT Capital Corp.
5.350% 8/15/32	180,000	184,090
Imperial Brands Finance PLC
5.625% 7/01/35 (c) (d)	200,000	200,679
6.375% 7/01/55 (c) (d)	200,000	202,803
		587,572
Airlines — 0.0%
Delta Air Lines, Inc.
5.250% 7/10/30	65,000	65,417
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC
4.867% 8/03/27 EUR (e)	100,000	122,027
5.125% 2/20/29 EUR (e)	100,000	123,185
General Motors Financial Co., Inc.
5.550% 7/15/29	136,000	138,928
Hyundai Capital America
4.550% 9/26/29 (c)	110,000	109,019
4.750% 9/26/31 (c)	75,000	74,066
5.350% 3/19/29 (c)	61,000	62,106
5.400% 1/08/31 (c)	36,000	36,758
6.500% 1/16/29 (c)	72,000	75,884
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% 1/15/31 (c)	40,000	39,301
Stellantis Finance US, Inc.
5.750% 3/18/30 (c)	200,000	201,789
Volkswagen Bank GmbH
4.375% 5/03/28 EUR (c) (e)	100,000	122,464
Volkswagen Financial Services AG
0.375% 2/12/30 EUR (c) (e)	140,000	145,114
Volkswagen Group of America Finance LLC
4.950% 8/15/29 (c)	200,000	200,811
5.350% 3/27/30 (c)	200,000	203,461
Volkswagen Leasing GmbH
3.875% 10/11/28 EUR (c) (e)	65,000	78,685
		1,733,598
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.
6.750% 5/15/28 (c)	13,000	13,344
Dana Financing Luxembourg SARL
8.500% 7/15/31 EUR (c) (e)	100,000	128,204
		141,548
Banks — 4.2%
Banco Bilbao Vizcaya Argentaria SA 5 yr. EURIBOR ICE Swap + 2.800%
5.750% VRN 9/15/33 EUR (a) (c) (e)	100,000	125,987

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banco de Sabadell SA
1 yr. EUR Swap + 2.000% 5.000% VRN 6/07/29 EUR (a) (c) (e)	$100,000	$124,953
1 yr. EUR Swap + 2.250% 5.125% VRN 11/10/28 EUR (a) (c) (e)	100,000	124,345
Bank of America Corp.
3 mo. EURIBOR + 0.890% 1.662% VRN 4/25/28 EUR (a) (c) (e)	100,000	116,177
1 day USD SOFR + 1.220% 2.299% VRN 7/21/32 (a)	161,000	140,299
1 day USD SOFR + 1.738% 5.518% VRN 10/25/35 (a)	255,000	255,002
Banque Federative du Credit Mutuel SA
5.125% 1/13/33 EUR (c) (e)	100,000	127,118
Barclays PLC
1 yr. EUR Swap + 1.260% 0.577% VRN 8/09/29 EUR (a) (c) (e)	100,000	110,126
1 yr. EURIBOR ICE Swap + 0.850% 0.877% VRN 1/28/28 EUR (a) (c) (e)	100,000	114,863
1 day USD SOFR + 0.960% 5.086% VRN 2/25/29 (a)	200,000	202,485
1 day USD SOFR + 1.230% 5.367% VRN 2/25/31 (a)	200,000	204,297
1 yr. U.K. Government Bond + 2.800% 6.369% VRN 1/31/31 GBP (a) (c) (e)	125,000	180,052
BPCE SA
0.250% 1/14/31 EUR (c) (e)	200,000	202,898
CaixaBank SA
3 mo. EURIBOR + 1.000% 0.750% VRN 5/26/28 EUR (a) (c) (e)	100,000	113,978
1 day USD SOFR + 1.360% 4.885% VRN 7/03/31 (a) (c) (d)	200,000	200,787
1 day USD SOFR + 1.790% 5.581% VRN 7/03/36 (a) (c) (d)	200,000	202,051
5 yr. EUR Swap + 3.550% 6.250% VRN 2/23/33 EUR (a) (c) (e)	100,000	126,269
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32 (a)	115,000	101,881
1 day USD SOFR + 2.056% 5.827% VRN 2/13/35 (a)	206,000	210,195
Commonwealth Bank of Australia 1 yr. CMT + 1.320%
5.929% VRN 3/14/46 (a) (c)	200,000	196,389
Danske Bank AS 1 yr. EUR Swap + 1.350%
4.500% VRN 11/09/28 EUR (a) (c) (e)	100,000	122,914
Goldman Sachs Group, Inc.
1 yr. U.K. Government Bond + 1.950% 3.625% VRN 10/29/29 GBP (a) (c) (e)	85,000	113,169
1 day USD SOFR + 1.135% 4.692% VRN 10/23/30 (a)	170,000	170,511
1 day USD SOFR + 1.420% 5.016% VRN 10/23/35 (a)	185,000	182,762
HSBC Holdings PLC 3 mo. EURIBOR + 1.290%
4.752% VRN 3/10/28 EUR (a) (c) (e)	140,000	171,108
ING Groep NV 3 mo. EURIBOR + 0.700%
0.375% VRN 9/29/28 EUR (a) (c) (e)	100,000	112,107
Intesa Sanpaolo SpA
1.750% 7/04/29 EUR (c) (e)	100,000	112,989
JP Morgan Chase & Co.
3 mo. EURIBOR + 0.840% 1.638% VRN 5/18/28 EUR (a) (c) (e)	100,000	116,061
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (a)	100,000	93,244
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31 (a)	271,000	250,594
1 day USD SOFR + 1.040% 4.603% VRN 10/22/30 (a)	170,000	170,581
1 day USD SOFR + 1.340% 4.946% VRN 10/22/35 (a)	125,000	123,691
1 day USD SOFR + 1.435% 5.103% VRN 4/22/31 (a)	60,000	61,488
1 day USD SOFR + 1.620% 5.336% VRN 1/23/35 (a)	97,000	99,292
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (e)	50,000	38,368
Morgan Stanley
3 mo. EURIBOR + 0.698% 0.406% VRN 10/29/27 EUR (a) (e)	100,000	114,789
1 day USD SOFR + 1.450% 5.173% VRN 1/16/30 (a)	157,000	160,289
1 day USD SOFR + 1.555% 5.320% VRN 7/19/35 (a)	40,000	40,488
1 day USD SOFR + 1.757% 5.664% VRN 4/17/36 (a)	75,000	77,719
NatWest Group PLC 5 yr. EUR Swap + 1.270%
1.043% VRN 9/14/32 EUR (a) (c) (e)	135,000	152,858
PNC Financial Services Group, Inc. 1 day USD SOFR + 1.394%
5.575% VRN 1/29/36 (a)	85,000	87,607

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Regions Financial Corp. 1 day USD SOFR + 1.490%
5.722% VRN 6/06/30 (a)	$80,000	$82,624
Royal Bank of Canada
4.125% 7/05/28 EUR (c) (e)	100,000	122,833
Santander Holdings USA, Inc. 1 day USD SOFR + 1.610%
5.473% VRN 3/20/29 (a)	95,000	96,594
Santander UK Group Holdings PLC
1 yr. EUR Swap + 0.800% 0.603% VRN 9/13/29 EUR (a) (c) (e)	175,000	191,906
1 yr. GBP SONIA Linked ICE Swap + 1.250% 2.421% VRN 1/17/29 GBP (a) (c) (e)	100,000	129,324
Shinhan Bank Co. Ltd.
4.500% 4/12/28 (c)	330,000	332,008
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a) (c)	255,000	247,634
1 yr. CMT + 1.200% 5.500% VRN 4/13/29 (a) (c)	385,000	391,883
Toronto-Dominion Bank
2.551% 8/03/27 EUR (c) (e)	100,000	118,057
UBS Group AG 1 yr. EURIBOR ICE Swap + 4.950%
7.750% VRN 3/01/29 EUR (a) (c) (e)	100,000	132,689
US Bancorp
3 mo. EURIBOR + 1.200% 4.009% VRN 5/21/32 EUR (a) (e)	190,000	230,640
1 day USD SOFR + 2.110% 4.967% VRN 7/22/33 (a)	40,000	39,509
Wells Fargo & Co. 1 day USD SOFR + 2.130%
4.611% VRN 4/25/53 (a)	190,000	161,921
		8,030,403
Beverages — 0.2%
Anheuser-Busch InBev SA
1.150% 1/22/27 EUR (c) (e)	100,000	115,789
Anheuser-Busch InBev Worldwide, Inc.
5.550% 1/23/49	68,000	67,484
Constellation Brands, Inc.
4.800% 5/01/30	15,000	15,124
Diageo Investment Corp.
5.125% 8/15/30	200,000	206,051
		404,448
Building Materials — 0.1%
Amrize Finance US LLC
4.700% 4/07/28 (c)	60,000	60,545
4.950% 4/07/30 (c)	70,000	70,938
Quikrete Holdings, Inc.
6.375% 3/01/32 (c)	50,000	51,416
		182,899
Chemicals — 0.3%
Celanese US Holdings LLC
6.629% STEP 7/15/32	145,000	152,014
7.050% STEP 11/15/30	27,000	28,417
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
4.750% 5/15/30 (c)	45,000	45,596
Ma’aden Sukuk Ltd.
5.250% 2/13/30 (c)	200,000	203,369
Westlake Corp.
1.625% 7/17/29 EUR (e)	100,000	110,594
		539,990

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.6%
Autostrade per l’Italia SpA
1.625% 1/25/28 EUR (c) (e)	$100,000	$115,027
2.000% 1/15/30 EUR (c) (e)	525,000	589,667
DP World Ltd.
5.250% 12/24/29 (c)	200,000	203,060
Element Fleet Management Corp.
5.037% 3/25/30 (c)	70,000	70,615
Transurban Finance Co. Pty. Ltd.
1.750% 3/29/28 EUR (c) (e)	100,000	115,229
		1,093,598
Computers — 0.1%
Booz Allen Hamilton, Inc.
5.950% 8/04/33 (f)	97,000	99,572
5.950% 4/15/35 (f)	90,000	91,340
Hewlett Packard Enterprise Co.
4.550% 10/15/29	31,000	30,845
		221,757
Distribution & Wholesale — 0.1%
IMCD NV
3.625% 4/30/30 EUR (c) (e)	100,000	119,009
Diversified Financial Services — 1.0%
American Express Co.
1 day USD SOFR + 1.440% 5.016% VRN 4/25/31 (a)	165,000	168,484
1 day USD SOFR + 1.790% 5.667% VRN 4/25/36 (a)	65,000	67,309
CA Auto Bank SpA
4.750% 1/25/27 EUR (c) (e)	100,000	121,614
Capital One Financial Corp.
1.650% 6/12/29 EUR (e)	200,000	224,216
1 day USD SOFR + 1.905% 5.700% VRN 2/01/30 (a)	35,000	36,205
1 day USD SOFR + 3.070% 7.624% VRN 10/30/31 (a)	33,000	37,285
Jane Street Group/JSG Finance, Inc.
6.125% 11/01/32 (c)	55,000	55,525
6.750% 5/01/33 (c)	45,000	46,269
7.125% 4/30/31 (c)	60,000	63,129
London Stock Exchange Group PLC
1.750% 12/06/27 EUR (c) (e)	100,000	115,669
LPL Holdings, Inc.
5.200% 3/15/30	117,000	118,817
Navient Corp.
5.625% 8/01/33	20,000	18,392
7.875% 6/15/32	30,000	31,200
9.375% 7/25/30	70,000	77,211
11.500% 3/15/31	50,000	56,648
Swedbank Hypotek AB
3.000% 10/29/30 SEK (c) (e)	5,500,000	592,894
		1,830,867
Electric — 2.3%
AEP Transmission Co. LLC
5.375% 6/15/35	25,000	25,544
AES Andes SA
6.250% 3/14/32 (c) (f)	200,000	203,952

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Alpha Generation LLC
6.750% 10/15/32 (c)	$30,000	$30,925
AusNet Services Holdings Pty. Ltd.
1.500% 2/26/27 EUR (c) (e)	100,000	115,729
Chile Electricity Lux MPC II SARL
5.580% 10/20/35 (c)	195,501	195,517
Constellation Energy Generation LLC
5.750% 3/15/54	300,000	293,888
Consumers Energy Co.
4.500% 1/15/31	45,000	45,176
5.050% 5/15/35	25,000	25,173
DTE Energy Co.
4.875% 6/01/28	36,000	36,529
5.100% 3/01/29	239,000	243,708
5.200% 4/01/30	145,000	148,376
E.ON International Finance BV
6.250% 6/03/30 GBP (c) (e)	105,000	153,958
EDP SA
2.875% 6/01/26 EUR (c) (e)	200,000	236,452
Electricite de France SA
6.125% 6/02/34 GBP (c) (e)	100,000	140,606
Eversource Energy
5.850% 4/15/31	136,000	143,061
5.950% 7/15/34	266,000	278,350
FirstEnergy Corp.
2.250% 9/01/30	28,000	24,863
2.650% 3/01/30	163,000	149,663
FirstEnergy Transmission LLC
5.000% 1/15/35	55,000	54,408
Indianapolis Power & Light Co.
5.700% 4/01/54 (c)	58,000	57,789
IPALCO Enterprises, Inc.
5.750% 4/01/34	100,000	100,458
National Grid Electricity Distribution East Midlands PLC
3.530% 9/20/28 EUR (c) (e)	100,000	120,545
NextEra Energy Capital Holdings, Inc.
2.440% 1/15/32	164,000	142,296
Niagara Mohawk Power Corp.
4.647% 10/03/30 (c) (d)	85,000	85,000
5.664% 1/17/54 (c)	97,000	93,252
5.996% 7/03/55 (c) (d)	180,000	180,000
NRG Energy, Inc.
4.450% 6/15/29 (c) (f)	64,000	62,965
Orsted AS
4.875% 1/12/32 GBP (c) (e)	150,000	199,179
Public Service Co. of Oklahoma
5.450% 1/15/36	170,000	171,215
RTE Reseau de Transport d’Electricite SADIR
0.750% 1/12/34 EUR (c) (e)	200,000	188,643
Talen Energy Supply LLC
8.625% 6/01/30 (c)	45,000	48,225
Trans-Allegheny Interstate Line Co.
5.000% 1/15/31 (c)	20,000	20,348
Vistra Corp.
5 yr. CMT + 6.930% 8.000% VRN (a) (c) (g)	60,000	61,455
5 yr. CMT + 5.045% 8.875% VRN (a) (c) (g)	190,000	206,509
Vistra Operations Co. LLC
6.000% 4/15/34 (c)	66,000	68,538

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.950% 10/15/33 (c)	$72,000	$79,062
		4,431,357
Engineering & Construction — 0.7%
ABB Finance BV
3.250% 1/16/27 EUR (c) (e)	100,000	119,282
Avinor AS
0.750% 10/01/30 EUR (c) (e)	140,000	147,221
Cellnex Telecom SA
1.750% 10/23/30 EUR (c) (e)	500,000	548,021
Heathrow Funding Ltd.
3.875% 1/16/38 EUR (c) (e)	100,000	116,305
HTA Group Ltd.
7.500% 6/04/29 (c)	200,000	205,020
Sitios Latinoamerica SAB de CV
5.375% 4/04/32 (c)	200,000	197,160
		1,333,009
Entertainment — 0.0%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
6.625% 5/01/32 (c) (f)	60,000	61,886
Food — 0.3%
Mars, Inc.
4.750% 4/20/33 (c)	169,000	168,114
5.200% 3/01/35 (c)	160,000	161,917
5.650% 5/01/45 (c)	115,000	115,278
Mondelez International, Inc.
1.625% 3/08/27 EUR (e)	100,000	116,280
		561,589
Food Services — 0.1%
Sodexo, Inc.
5.150% 8/15/30 (c)	200,000	203,185
Forest Products & Paper — 0.1%
Mondi Finance Europe GmbH
2.375% 4/01/28 EUR (c) (e)	100,000	117,215
Gas — 0.4%
APA Infrastructure Ltd.
2.000% 3/22/27 EUR (c) (e)	100,000	116,771
3.500% 3/22/30 GBP (c) (e)	150,000	193,287
5.125% 9/16/34 (c)	35,000	34,324
5.750% 9/16/44 (c)	45,000	43,365
Boston Gas Co.
6.119% 7/20/53 (c)	56,000	56,105
National Fuel Gas Co.
5.500% 3/15/30	60,000	61,663
NiSource, Inc.
5.250% 3/30/28	33,000	33,783
5.850% 4/01/55	115,000	113,793
Southern California Gas Co.
5.450% 6/15/35	75,000	76,577
Venture Global Plaquemines LNG LLC
7.500% 5/01/33 (c)	15,000	16,062

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.750% 5/01/35 (c)	$45,000	$48,709
		794,439
Health Care - Products — 0.5%
American Medical Systems Europe BV
3.000% 3/08/31 EUR (e)	103,000	121,133
3.250% 3/08/34 EUR (e)	119,000	138,398
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% 4/01/29 (c)	45,000	46,228
Revvity, Inc.
2.250% 9/15/31	81,000	69,352
Sartorius Finance BV
4.500% 9/14/32 EUR (c) (e)	100,000	123,402
Solventum Corp.
5.400% 3/01/29	164,000	168,882
5.900% 4/30/54	243,000	242,920
		910,315
Health Care - Services — 1.1%
Centene Corp.
2.450% 7/15/28	91,000	84,506
3.375% 2/15/30	192,000	176,838
4.250% 12/15/27	36,000	35,455
CommonSpirit Health
2.782% 10/01/30	12,000	10,985
Elevance Health, Inc.
4.750% 2/15/30	70,000	70,830
4.950% 11/01/31	95,000	96,328
5.125% 2/15/53	82,000	73,212
HCA, Inc.
5.450% 9/15/34	90,000	90,779
Health Care Service Corp. A Mutual Legal Reserve Co.
5.200% 6/15/29 (c)	75,000	76,537
5.450% 6/15/34 (c)	95,000	96,527
5.875% 6/15/54 (c)	190,000	185,054
Humana, Inc.
4.875% 4/01/30	208,000	209,407
5.550% 5/01/35	170,000	170,951
Icon Investments Six DAC
5.849% 5/08/29	200,000	207,481
IQVIA, Inc.
6.250% 2/01/29	142,000	148,412
6.250% 6/01/32 (c)	65,000	66,704
Molina Healthcare, Inc.
6.250% 1/15/33 (c)	30,000	30,537
Sutter Health
5.164% 8/15/33	54,000	54,739
UnitedHealth Group, Inc.
4.500% 4/15/33	156,000	152,041
5.300% 6/15/35	65,000	66,250
5.950% 6/15/55	35,000	35,545
		2,139,118
Holding Company - Diversified — 0.0%
ProGroup AG
5.375% 4/15/31 EUR (c) (e)	70,000	81,735

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 1.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% 10/01/31 (c)	$35,000	$35,651
6.750% 4/15/28 (c)	25,000	25,415
7.000% 1/15/31 (c)	25,000	25,860
Arthur J Gallagher & Co.
4.850% 12/15/29	35,000	35,514
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	65,000	66,074
Athene Global Funding
5.526% 7/11/31 (c)	190,000	194,090
CNO Global Funding
4.950% 9/09/29 (c)	40,000	40,411
Corebridge Financial, Inc.
3.850% 4/05/29	36,000	35,273
3.900% 4/05/32	111,000	104,186
Corebridge Global Funding
5.200% 1/12/29 (c)	36,000	36,871
Credit Agricole Assurances SA 5 yr. EURIBOR ICE Swap + 2.650%
2.625% VRN 1/29/48 EUR (a) (c) (e)	200,000	231,409
Equitable America Global Funding
4.950% 6/09/30 (c)	85,000	85,926
First American Financial Corp.
2.400% 8/15/31	205,000	174,871
Fortitude Group Holdings LLC
6.250% 4/01/30 (c)	85,000	87,449
Hannover Rueck SE
1.125% 4/18/28 EUR (c) (e)	100,000	113,012
3 mo. EURIBOR + 2.380% 1.125% VRN 10/09/39 EUR (a) (c) (e)	200,000	214,916
HUB International Ltd.
7.250% 6/15/30 (c)	65,000	67,927
Jackson Financial, Inc.
5.170% 6/08/27	75,000	75,995
Jackson National Life Global Funding
5.350% 1/13/30 (c) (f)	220,000	226,287
Jones Deslauriers Insurance Management, Inc.
8.500% 3/15/30 (c)	57,000	60,416
Metropolitan Life Global Funding I
5.000% 1/10/30 GBP (c) (e)	100,000	139,654
NN Group NV
1.625% 6/01/27 EUR (c) (e)	100,000	116,323
Panther Escrow Issuer LLC
7.125% 6/01/31 (c)	35,000	36,356
Reinsurance Group of America, Inc.
6.000% 9/15/33	201,000	210,682
5 yr. CMT + 2.392% 6.650% VRN 9/15/55 (a)	35,000	34,885
RenaissanceRe Holdings Ltd.
5.800% 4/01/35	45,000	46,234
Sammons Financial Group Global Funding
5.050% 1/10/28 (c)	50,000	50,734
5.100% 12/10/29 (c)	85,000	86,820
Swiss RE Subordinated Finance PLC 3 mo. USD Term SOFR + 2.125%
6.191% VRN 4/01/46 (a) (c)	200,000	199,924
		2,859,165
Internet — 0.3%
Match Group Holdings II LLC
5.000% 12/15/27 (c)	33,000	32,819

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Netflix, Inc.
3.625% 5/15/27 EUR (e)	$100,000	$120,378
Uber Technologies, Inc.
4.300% 1/15/30	195,000	194,101
4.500% 8/15/29 (c)	180,000	178,729
United Group BV
4.625% 8/15/28 EUR (c) (e)	100,000	116,762
		642,789
Investment Companies — 0.4%
Abu Dhabi Developmental Holding Co. PJSC
4.500% 5/06/30 (c)	200,000	199,425
ARES Strategic Income Fund
5.450% 9/09/28 (c)	35,000	35,017
Golub Capital Private Credit Fund
5.875% 5/01/30 (f)	100,000	99,879
HA Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34	105,000	105,007
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (c)	234,000	243,788
		683,116
Iron & Steel — 0.1%
Steel Dynamics, Inc.
5.250% 5/15/35	110,000	110,117
Leisure Time — 0.1%
Carnival Corp.
7.000% 8/15/29 (c)	40,000	42,138
Deuce Finco PLC
5.500% 6/15/27 GBP (c) (e)	100,000	136,057
		178,195
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
6.125% 4/01/32 (c)	35,000	35,845
Hyatt Hotels Corp.
5.375% 12/15/31	100,000	101,398
Las Vegas Sands Corp.
3.500% 8/18/26	78,000	76,945
MGM China Holdings Ltd.
7.125% 6/26/31 (c)	200,000	207,884
		422,072
Machinery - Diversified — 0.2%
AGCO Corp.
5.800% 3/21/34	47,000	47,701
Deere & Co.
5.450% 1/16/35	100,000	104,170
Regal Rexnord Corp.
6.050% 4/15/28	165,000	170,030
		321,901
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (c)	40,000	37,367

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 6/01/33 (c)	$65,000	$59,412
7.375% 3/01/31 (c)	60,000	62,605
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	255,000	175,009
6.550% 6/01/34	41,000	43,745
Comcast Corp.
2.887% 11/01/51	275,000	167,359
3.250% 11/01/39	111,000	86,961
5.650% 6/01/54	245,000	238,082
Cox Communications, Inc.
5.700% 6/15/33 (c)	88,000	89,082
5.800% 12/15/53 (c)	125,000	113,368
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (c)	5,000	4,984
Time Warner Cable LLC
6.550% 5/01/37	14,000	14,460
6.750% 6/15/39	77,000	79,817
7.300% 7/01/38	21,000	22,900
		1,195,151
Mining — 0.5%
Corp. Nacional del Cobre de Chile
6.300% 9/08/53 (c)	200,000	195,668
Freeport Indonesia PT
4.763% 4/14/27 (c)	240,000	239,385
Freeport-McMoRan, Inc.
4.250% 3/01/30	40,000	39,165
4.625% 8/01/30	28,000	27,711
5.000% 9/01/27	18,000	17,961
5.450% 3/15/43	75,000	70,876
Minera Mexico SA de CV
5.625% 2/12/32 (c)	200,000	203,116
Nexa Resources SA
6.600% 4/08/37 (c) (f)	200,000	200,972
		994,854
Miscellaneous - Manufacturing — 0.3%
3M Co.
4.800% 3/15/30	170,000	172,825
5.150% 3/15/35	170,000	171,513
Knorr-Bremse AG
3.250% 9/21/27 EUR (c) (e)	100,000	119,664
		464,002
Multi-National — 0.2%
Asian Infrastructure Investment Bank
7.000% 3/01/29 INR (c) (e)	3,800,000	44,882
Inter American Development Bank
1.745% STEP 7/31/33 (h)	100,000	99,860
Inter-American Development Bank
7.350% 10/06/30 INR (e)	6,000,000	72,199
International Bank for Reconstruction & Development
6.500% 4/17/30 INR (e)	7,700,000	89,309
		306,250

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 2.0%
Civitas Resources, Inc.
9.625% 6/15/33 (c)	$40,000	$41,007
Coterra Energy, Inc.
5.400% 2/15/35	100,000	98,987
5.600% 3/15/34	42,000	42,357
Crescent Energy Finance LLC
7.375% 1/15/33 (c)	50,000	47,790
Diamondback Energy, Inc.
5.400% 4/18/34	273,000	273,808
5.750% 4/18/54	88,000	81,684
EOG Resources, Inc.
5.000% 7/15/32 (d)	55,000	55,669
5.350% 1/15/36 (d)	95,000	96,342
5.950% 7/15/55 (d)	55,000	56,009
Expand Energy Corp.
4.750% 2/01/32	107,000	104,045
5.375% 2/01/29	116,000	116,108
5.375% 3/15/30	124,000	124,348
Harbour Energy PLC
6.327% 4/01/35 (c)	200,000	198,825
HF Sinclair Corp.
6.250% 1/15/35	12,000	12,181
Hilcorp Energy I LP/Hilcorp Finance Co.
7.250% 2/15/35 (c)	45,000	44,003
8.375% 11/01/33 (c)	79,000	81,969
Occidental Petroleum Corp.
6.200% 3/15/40	117,000	114,481
6.375% 9/01/28	50,000	51,955
8.500% 7/15/27	30,000	31,733
8.875% 7/15/30	291,000	332,523
Petroleos Mexicanos
4.875% 2/21/28 EUR (c) (e)	180,000	207,043
8.750% 6/02/29	285,000	295,271
Raizen Fuels Finance SA
5.700% 1/17/35 (c)	535,000	500,894
Sunoco LP
7.250% 5/01/32 (c)	27,000	28,349
TotalEnergies Capital International SA
3.127% 5/29/50	80,000	52,776
3.461% 7/12/49	47,000	33,310
Valero Energy Corp.
5.150% 2/15/30	40,000	40,791
Var Energi ASA
5.500% 5/04/29 EUR (c) (e)	320,000	404,239
Wintershall Dea Finance BV
1.332% 9/25/28 EUR (c) (e)	200,000	222,237
		3,790,734
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
4.800% 3/17/28 (c)	75,000	75,512
5.100% 3/17/30 (c)	45,000	45,767
Smurfit Westrock Financing DAC
5.418% 1/15/35	200,000	202,607
		323,886

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.8%
AbbVie, Inc.
2.125% 11/17/28 EUR (e)	$100,000	$116,163
Astrazeneca Finance LLC
5.000% 2/26/34	108,000	110,099
Bayer US Finance LLC
6.375% 11/21/30 (c)	280,000	297,557
Becton Dickinson & Co.
3.519% 2/08/31 EUR (e)	113,000	136,007
CVS Health Corp.
5.050% 3/25/48	314,000	271,123
5.625% 2/21/53	161,000	148,930
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (a)	95,000	95,207
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (a)	110,000	113,455
Gruenenthal GmbH
6.750% 5/15/30 EUR (c) (e)	100,000	124,279
Utah Acquisition Sub, Inc.
3.125% 11/22/28 EUR (c) (e)	155,000	181,603
		1,594,423
Pipelines — 0.7%
Cheniere Energy Partners LP
5.950% 6/30/33	143,000	149,268
Columbia Pipelines Holding Co. LLC
5.681% 1/15/34 (c)	175,000	177,151
Enbridge, Inc.
5.550% 6/20/35	75,000	76,246
ONEOK, Inc.
6.050% 9/01/33	98,000	102,827
South Bow Canadian Infrastructure Holdings Ltd. 5 yr. CMT + 3.667%
7.500% VRN 3/01/55 (a) (c)	25,000	25,794
South Bow USA Infrastructure Holdings LLC
5.026% 10/01/29 (c)	40,000	40,129
Targa Resources Corp.
5.550% 8/15/35	55,000	55,278
5.650% 2/15/36	50,000	50,470
6.125% 5/15/55	14,000	13,696
6.150% 3/01/29	95,000	99,907
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32	47,000	43,803
4.875% 2/01/31	10,000	9,920
5.000% 1/15/28	21,000	21,015
5.500% 3/01/30	58,000	58,863
Transcanada Trust 3 mo. CAD CDOR + 3.080%
4.650% VRN 5/18/77 CAD (a) (e)	300,000	219,767
Venture Global LNG, Inc.
5 yr. CMT + 5.440% 9.000% VRN (a) (c) (g)	45,000	43,749
9.500% 2/01/29 (c)	55,000	59,916
Venture Global Plaquemines LNG LLC
6.500% 1/15/34 (d)	50,000	50,000
6.750% 1/15/36 (d)	35,000	35,000
Williams Cos., Inc.
5.300% 9/30/35	80,000	80,084
		1,412,883
Real Estate — 0.5%
Blackstone Property Partners Europe Holdings SARL
1.750% 3/12/29 EUR (c) (e)	280,000	311,336

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CBRE Services, Inc.
4.800% 6/15/30	$40,000	$40,126
Howard Hughes Corp.
5.375% 8/01/28 (c)	37,000	36,724
Logicor Financing SARL
0.875% 1/14/31 EUR (c) (e)	600,000	608,178
		996,364
Real Estate Investment Trusts (REITS) — 0.6%
Alexandria Real Estate Equities, Inc.
5.250% 5/15/36	25,000	24,531
American Homes 4 Rent LP
5.250% 3/15/35	45,000	44,667
Brixmor Operating Partnership LP
4.125% 5/15/29	61,000	59,981
5.200% 4/01/32	35,000	35,279
Crown Castle, Inc.
5.800% 3/01/34	91,000	94,220
Equinix Europe 2 Financing Corp. LLC
3.650% 9/03/33 EUR (e)	190,000	221,777
Extra Space Storage LP
5.400% 6/15/35	120,000	120,648
Healthcare Realty Holdings LP
2.050% 3/15/31	91,000	76,071
3.625% 1/15/28	322,000	314,154
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.750% 2/01/27	45,000	45,616
Realty Income Corp.
5.125% 4/15/35	25,000	25,030
		1,061,974
Retail — 0.1%
Ferguson Enterprises, Inc.
5.000% 10/03/34	20,000	19,849
Home Depot, Inc.
4.950% 6/25/34	190,000	192,289
Yum! Brands, Inc.
5.375% 4/01/32	30,000	30,022
		242,160
Semiconductors — 0.7%
Broadcom, Inc.
4.550% 2/15/32	80,000	79,260
5.150% 11/15/31	140,000	144,029
Foundry JV Holdco LLC
5.500% 1/25/31 (c)	200,000	205,139
5.900% 1/25/33 (c)	200,000	207,336
Intel Corp.
3.250% 11/15/49	402,000	254,608
Marvell Technology, Inc.
2.950% 4/15/31	124,000	112,927
4.750% 7/15/30	20,000	20,089
5.450% 7/15/35	90,000	90,626
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.125% 2/15/42	34,000	23,995
3.250% 11/30/51	59,000	37,942

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.400% 5/01/30	$86,000	$81,399
4.300% 6/18/29	51,000	50,534
		1,307,884
Software — 0.2%
AppLovin Corp.
5.375% 12/01/31	55,000	55,967
MSCI, Inc.
4.000% 11/15/29 (c)	41,000	39,675
Paychex, Inc.
5.100% 4/15/30	70,000	71,693
Synopsys, Inc.
4.850% 4/01/30	120,000	121,664
5.700% 4/01/55	120,000	119,311
UKG, Inc.
6.875% 2/01/31 (c)	30,000	31,127
		439,437
Telecommunications — 0.7%
Axian Telecom Holding & Management PLC
7.250% 7/11/30 (c) (d)	200,000	198,888
Level 3 Financing, Inc.
6.875% 6/30/33 (c)	10,000	10,175
Motorola Solutions, Inc.
5.400% 4/15/34	83,000	84,648
5.550% 8/15/35	140,000	142,743
Rogers Communications, Inc.
3.800% 3/15/32	111,000	103,147
4.350% 5/01/49	14,000	11,264
5.300% 2/15/34	219,000	219,233
5 yr. CMT + 2.620% 7.125% VRN 4/15/55 (a)	55,000	55,748
Sprint Capital Corp.
8.750% 3/15/32	157,000	190,455
TDC Net AS
5.056% 5/31/28 EUR (c) (e)	100,000	122,798
5.618% 2/06/30 EUR (c) (e)	100,000	125,299
		1,264,398
Transportation — 0.1%
Burlington Northern Santa Fe LLC
5.500% 3/15/55	155,000	153,476
Water — 0.2%
Severn Trent Utilities Finance PLC
4.625% 11/30/34 GBP (c) (e)	160,000	206,485
Veolia Environnement SA
1.940% 1/07/30 EUR (c) (e)	200,000	226,119
		432,604
TOTAL CORPORATE DEBT (Cost $46,058,353)		47,436,119
Municipal Obligations — 0.2%
California — 0.0%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series C,
6.582% 5/15/39	85,000	91,763

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Illinois — 0.1%
State of Illinois, General Obligation,
7.350% 7/01/35	$90,357	$96,610
New York — 0.0%
Metropolitan Transportation Authority, NY, Revenue Bonds,
6.548% 11/15/31	70,000	74,155
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, General Obligation, Series CW,
0.000% VRN 11/01/43 (a) (i)	249,670	153,547
TOTAL MUNICIPAL OBLIGATIONS (Cost $384,687)		416,075
Non-U.S. Government Agency Obligations — 8.4%
Automobile Asset-Backed Securities — 2.1%
Bayview Opportunity Master Fund VII LLC
Series 2024-CAR1, Class A, 30 day USD SOFR Average + 1.100% 5.405% FRN 12/26/31 (a) (c)	170,303	170,567
Series 2024-CAR1, Class C, 30 day USD SOFR Average + 1.500% 5.805% FRN 12/26/31 (a) (c)	135,161	135,726
CarMax Auto Owner Trust, Series 2024-1, Class B
5.170% 8/15/29	70,000	70,789
CarMax Select Receivables Trust
Series 2024-A, Class B, 5.350% 1/15/30	145,000	147,469
Series 2024-A, Class A3, 5.400% 11/15/28	125,000	125,884
Carvana Auto Receivables Trust, Series 2024-N1, Class B
5.630% 5/10/30 (c)	225,000	227,794
Chase Auto Credit Linked Notes, Series 2025-1, Class B
4.753% 2/25/33 (c)	250,000	250,838
Drive Auto Receivables Trust, Series 2021-3, Class D
1.940% 6/15/29 (c)	227,341	222,823
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.690% 7/20/27 (c)	60,000	60,032
Series 2024-3, Class A4, 5.060% 3/20/31 (c)	110,000	111,780
Exeter Automobile Receivables Trust, Series 2023-1A, Class D
6.690% 6/15/29	85,000	86,334
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.220% 3/15/30	200,000	200,743
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.060% 11/15/30	425,000	422,504
Series 2024-3, Class B, 4.500% 9/15/29 (c)	155,000	154,186
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B, 4.957% 3/21/33 (c)	224,185	225,061
Series 2024-1, Class B1, 6.153% 5/20/32 (c)	211,313	214,502
Octane Receivables Trust
Series 2024-RVM1, Class A, 5.010% 1/22/46 (c)	111,020	111,961
Series 2023-1A, Class A, 5.870% 5/21/29 (c)	21,691	21,735
Series 2023-3A, Class B, 6.480% 7/20/29 (c)	150,000	152,616
Series 2023-3A, Class C, 6.740% 8/20/29 (c)	100,000	101,633
Santander Drive Auto Receivables Trust
Series 2021-4, Class D, 1.670% 10/15/27	151,690	150,216
Series 2025-1, Class A3, 4.740% 1/16/29	140,000	140,172
SBNA Auto Lease Trust
Series 2024-C, Class A4, 4.420% 3/20/29 (c)	90,000	89,986
Series 2024-C, Class A3, 4.560% 2/22/28 (c)	185,000	185,413
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4, 4.940% 1/21/31 (c)	130,000	131,475

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2024-1A, Class C, 5.510% 1/20/32 (c)	$65,000	$66,017
		3,978,256
Commercial Mortgage-Backed Securities — 1.6%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD Term SOFR + 2.274%
6.587% FRN 11/15/34 (a) (c)	245,000	2,450
BX Commercial Mortgage Trust
Series 2024-GPA3, Class A, 1 mo. USD Term SOFR + 1.293% 5.605% FRN 12/15/39 (a) (c)	412,594	412,982
Series 2024-SLCT, Class A, 1 mo. USD Term SOFR + 1.323% 5.635% FRN 1/15/42 (a) (c)	145,000	144,229
Series 2024-MDHS, Class A, 1 mo. USD Term SOFR + 1.641% 5.953% FRN 5/15/41 (a) (c)	476,020	476,615
CONE Trust, Series 2024-DFW1, Class A, 1 mo. USD Term SOFR + 1.642%
5.954% FRN 8/15/41 (a) (c)	220,000	218,921
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 1 mo. USD Term SOFR + 1.541%
5.853% FRN 5/15/37 (a) (c)	310,000	310,194
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (c)	115,000	109,830
MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 1 mo. USD Term SOFR + 1.592%
5.903% FRN 5/15/41 (a) (c)	165,000	164,696
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.930% 1/12/60 CAD (c) (e)	941,618	690,446
Series 2025-1A, Class A2, 4.400% 1/12/60 CAD (c) (e)	245,000	179,329
TX Trust, Series 2024-HOU, Class A, 1 mo. USD Term SOFR + 1.591%
5.903% FRN 6/15/39 (a) (c)	190,000	188,812
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 1 mo. USD Term SOFR + 2.014%
6.327% FRN 2/15/40 (a) (c)	172,000	171,901
		3,070,405
Other Asset-Backed Securities — 3.1%
Affirm Master Trust, Series 2025-2A, Class A
4.670% 7/15/33 (c)	245,000	245,815
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class C
2.370% 4/20/28 (c)	175,000	174,045
Auxilior Term Funding LLC, Series 2024-1A, Class A3
5.490% 7/15/31 (c)	140,000	142,559
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (c)	68,348	67,414
CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD Term SOFR + 1.320%
5.590% FRN 1/18/38 (a) (c)	485,000	486,334
Clarus Capital Funding LLC, Series 2024-1A, Class A2
4.710% 8/20/32 (c)	162,266	162,410
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2
4.940% 1/25/52 CAD (c) (e)	125,000	89,977
Dell Equipment Finance Trust, Series 2023-3, Class C
6.170% 4/23/29 (c)	125,000	126,496
DLLST LLC, Series 2024-1A, Class A4
4.930% 4/22/30 (c)	45,000	45,311
Driven Brands Funding LLC, Series 2020-1A, Class A2
3.786% 7/20/50 (c)	255,583	249,243

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Dryden 93 CLO Ltd., Series 2021-93A, Class BR, 3 mo. USD Term SOFR + 1.700%
5.956% FRN 1/15/38 (a) (c)	$255,000	$255,667
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class B
6.530% 2/25/38 (c)	102,119	104,927
Elmwood CLO 20 Ltd., Series 2022-7A, Class AR, 3 mo. USD Term SOFR + 1.500%
5.780% FRN 1/17/37 (a) (c)	305,000	305,710
Frontier Issuer LLC, Series 2024-1, Class A2
6.190% 6/20/54 (c)	160,000	164,099
Hardee’s Funding LLC, Series 2021-1A, Class A2
2.865% 6/20/51 (c)	288,000	265,996
HPEFS Equipment Trust, Series 2023-2A, Class D
6.970% 7/21/31 (c)	100,000	101,417
Invesco US CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.570%
5.842% FRN 4/22/37 (a) (c)	250,000	250,738
Madison Park Funding LX Ltd., Series 2022-60A, Class BR, 3 mo. USD Term SOFR + 1.750%
6.032% FRN 10/25/37 (a) (c)	250,000	250,748
Madison Park Funding LXI Ltd., Series 2023-61A, Class A, 3 mo. USD Term SOFR + 1.730%
6.000% FRN 1/20/37 (a) (c)	275,000	276,116
MVW LLC, Series 2023-1A, Class A
4.930% 10/20/40 (c)	281,640	283,772
Palmer Square CLO Ltd., Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.650%
5.976% FRN 11/15/36 (a) (c)	430,000	431,976
RR 12 Ltd., Series 2020-12A, Class AAR3, 3 mo. USD Term SOFR + 1.250%
5.506% FRN 1/15/36 (a) (c)	295,000	295,166
RR 34 Ltd., Series 2024-34RA, Class A2AR, 3 mo. USD Term SOFR + 1.700%
5.956% FRN 10/15/39 (a) (c)	305,000	305,446
SEB Funding LLC, Series 2024-1A, Class A2
7.386% 4/30/54 (c)	145,000	148,281
Sound Point CLO XXII Ltd., Series 2019-1A, Class BRR, 3 mo. USD Term SOFR + 1.650%
5.920% FRN 1/20/32 (a) (c)	250,000	250,652
Verdant Receivables LLC
Series 2025-1A, Class B, 5.370% 5/12/33 (c)	100,000	100,866
Series 2024-1A, Class A2, 5.680% 12/12/31 (c)	109,771	111,405
Verizon Master Trust, Series 2023-1, Class C
4.980% 1/22/29	135,000	135,716
		5,828,302
Real Estate Investment Trusts (REITS) — 0.2%
SBA Tower Trust
2.593% 10/15/56 (c)	415,000	361,885
Student Loans Asset-Backed Securities — 0.2%
Navient Private Education Refi Loan Trust, Series 2020-CA, Class B
2.830% 11/15/68 (c)	470,000	402,927
SMB Private Education Loan Trust, Series 2020-B, Class A1A
1.290% 7/15/53 (c)	99,361	93,886
		496,813

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 1.1%
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1B,
3.375% VRN 12/25/64 (a) (c) (j)	$56,579	$50,199
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
3.000% VRN 11/27/51 (a) (c) (j)	189,685	160,009
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (a) (c) (j)	9,431	9,164
Series 2020-1INV, Class A11, 1 mo. USD Term SOFR + 0.964% 5.284% FRN 3/25/50 (a) (c)	69,839	66,650
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
3.500% VRN 11/25/57 (a) (c) (j)	12,986	11,902
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class A14,
2.908% VRN 10/25/50 (a) (c) (j)	198,425	168,726
HOMES Trust, Series 2025-AFC2, Class A1B,
5.573% STEP 6/25/60 (c)	100,000	100,067
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
1.073% VRN 9/25/56 (a) (c) (j)	153,497	130,545
JP Morgan Mortgage Trust
Series 2020-LTV1, Class B1A, 3.255% VRN 6/25/50 (a) (c) (j)	336,013	284,083
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (a) (c) (j)	84,171	74,755
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (a) (c) (j)	7,844	7,700
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (a) (c) (j)	74,922	66,386
Series 2020-5, Class B2, 3.565% VRN 12/25/50 (a) (c) (j)	314,409	277,571
Series 2020-INV1, Class A11, 1 mo. USD Term SOFR + 0.944% 5.264% FRN 8/25/50 (a) (c)	47,451	45,414
MFA Trust, Series 2020-NQM3, Class M1,
2.654% VRN 1/26/65 (a) (c) (j)	170,000	153,931
OBX Trust, Series 2019-INV2, Class A25,
4.000% VRN 5/27/49 (a) (c) (j)	80,414	74,354
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (c) (j)	18,768	17,197
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (c) (j)	23,330	21,933
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (c) (j)	2,363	2,327
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (a) (c) (j)	765	762
Towd Point Mortgage Trust
Series 2025-1, Class A1A, 4.753% VRN 6/25/65 (a) (c) (j)	135,000	134,700
Series 2025-1, Class A1B, 4.753% VRN 6/25/65 (a) (c) (j)	100,000	99,282
Series 2019-HY3, Class A1A, 1 mo. USD Term SOFR + 1.114% 5.434% FRN 10/25/59 (a) (c)	58,898	59,581
Verus Securitization Trust, Series 2021-5, Class A2,
1.218% VRN 9/25/66 (a) (c) (j)	214,676	184,664
		2,201,902
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
JP Morgan Mortgage Trust
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (a) (c) (j)	72,460	64,168
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (a) (c) (j)	3,353	3,289
Sequoia Mortgage Trust
Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (a) (c) (j)	43,641	40,297
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (a) (c) (j)	14,551	13,488
		121,242
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,644,043)		16,058,805

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sovereign Debt Obligations — 20.8%
Albania Government International Bond
5.900% 6/09/28 EUR (c) (e)	$170,000	$212,024
Australia Government Bond
3.000% 3/21/47 AUD (c) (e)	270,000	135,820
4.500% 4/21/33 AUD (c) (e)	774,000	528,980
Bonos de la Tesoreria de la Republica en pesos
5.800% 10/01/34 CLP (c) (e)	340,000,000	370,939
Brazil Notas do Tesouro Nacional Series F
10.000% 1/01/31 BRL (e)	2,385,000	363,875
10.000% 1/01/35 BRL (e)	4,643,000	663,258
Bulgaria Government International Bond
0.375% 9/23/30 EUR (c) (e)	20,000	20,817
3.500% 5/07/34 EUR (c) (e)	155,000	184,265
4.125% 5/07/38 EUR (c) (e)	190,000	227,768
4.500% 1/27/33 EUR (c) (e)	148,000	188,894
Bundesrepublik Deutschland Bundesanleihe
0.000% 2/15/31 EUR (c) (e)	550,000	573,082
2.500% 8/15/54 EUR (c) (e)	412,000	431,239
Canadian Government Bond
4.000% 3/01/29 CAD (e)	1,162,000	890,322
Canadian Government Real Return Bond
4.000% 12/01/31 CAD (e)	1,276,725	1,106,135
Chile Government International Bond
4.125% 7/05/34 EUR (e)	170,000	206,030
China Government Bond
2.470% 7/25/54 CNY (e)	4,670,000	724,776
2.530% 6/15/74 CNY (e)	260,000	42,494
2.670% 5/25/33 CNY (e)	3,900,000	584,011
3.320% 4/15/52 CNY (e)	2,530,000	452,353
4.000% 6/24/69 CNY (e)	500,000	110,314
Colombia TES
6.000% 4/28/28 COP (e)	701,300,000	154,469
7.000% 3/26/31 COP (e)	210,600,000	41,617
Cyprus Government International Bond
0.950% 1/20/32 EUR (c) (e)	175,000	184,452
2.750% 5/03/49 EUR (c) (e)	45,000	43,856
Czech Republic Government Bond
1.500% 4/24/40 CZK (e)	27,530,000	883,680
3.500% 5/30/35 CZK (e)	11,490,000	515,697
3.600% 6/03/36 CZK (e)	12,860,000	576,710
4.900% 4/14/34 CZK (e)	12,020,000	603,672
Deutsche Bundesrepublik Inflation-Linked Bond
0.500% 4/15/30 EUR (c) (e)	921,381	1,084,159
Egypt Government International Bond
6.375% 4/11/31 EUR (c) (e)	160,000	174,567
Estonia Government International Bond
3.250% 1/17/34 EUR (c) (e)	275,000	325,083
French Republic Government Bond OAT
1.250% 5/25/36 EUR (c) (e)	1,007,000	958,444
2.500% 5/25/30 EUR (c) (e)	510,000	600,018
4.000% 4/25/55 EUR (c) (e)	269,000	315,984
Hungary Government Bond
2.250% 4/20/33 HUF (e)	23,110,000	49,642
Hungary Government International Bond
5.000% 2/22/27 EUR (c) (e)	107,000	130,702
Iceland Government International Bond
4/15/28EUR (c) (e)	100,000	110,269

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
India Government Bond
6.540% 1/17/32 INR (e)	$51,370,000	$606,485
7.260% 8/22/32 INR (e)	8,530,000	104,547
Indonesia Government International Bond
3.750% 6/14/28 EUR (c) (e)	255,000	309,013
Indonesia Treasury Bond
5.500% 4/15/26 IDR (e)	4,080,000,000	250,226
6.750% 7/15/35 IDR (e)	2,936,000,000	182,043
6.875% 4/15/29 IDR (e)	3,403,000,000	213,557
7.000% 2/15/33 IDR (e)	10,166,000,000	639,478
7.125% 8/15/40 IDR (e)	3,084,000,000	192,353
Ireland Government Bond
2.000% 2/18/45 EUR (c) (e)	68,000	64,568
Israel Government International Bond
1.500% 1/18/27 EUR (c) (e)	130,000	149,406
Italy Buoni Poliennali Del Tesoro
0.950% 6/01/32 EUR (c) (e)	210,000	216,547
1.300% 5/15/28 EUR (c) (e)	393,371	470,207
2.800% 3/01/67 EUR (c) (e)	214,000	182,409
4.300% 10/01/54 EUR (c) (e)	185,000	218,584
4.500% 10/01/53 EUR (c) (e)	254,000	311,127
Japan Government Forty Year Bond
1.300% 3/20/63 JPY (e)	106,750,000	454,131
Japan Government Thirty Year Bond
1.300% 6/20/52 JPY (e)	45,900,000	231,404
1.400% 9/20/52 JPY (e)	151,950,000	783,169
1.700% 9/20/44 JPY (e)	113,800,000	713,533
2.200% 6/20/54 JPY (e)	83,650,000	510,625
Japanese Government CPI Linked Bond
0.005% 3/10/35 JPY (e)	23,224,020	162,057
Japanese Government CPI-Linked Bond
0.005% 3/10/31 JPY (e)	93,646,071	693,231
0.005% 3/10/34 JPY (e)	231,422,250	1,633,576
Jordan Government International Bond
6.125% 1/29/26 (c)	200,000	199,236
Kingdom of Belgium Government Bond
1.000% 6/22/31 EUR (c) (e)	995,000	1,069,009
3.300% 6/22/54 EUR (c) (e)	279,000	292,670
Korea International Bond
2.250% 7/03/28 EUR (d) (e)	110,000	129,665
Latvia Government International Bond
0.375% 10/07/26 EUR (c) (e)	634,000	730,433
3.875% 5/22/29 EUR (c) (e)	140,000	172,626
Lithuania Government International Bond
3.500% 2/13/34 EUR (c) (e)	101,000	120,759
3.875% 6/14/33 EUR (c) (e)	336,000	415,531
Malaysia Government Bond
4.642% 11/07/33 MYR (e)	1,180,000	302,959
4.736% 3/15/46 MYR (e)	4,695,000	1,240,447
Mexican Bonos
7.500% 5/26/33 MXN (e)	3,380,000	164,408
8.500% 5/31/29 MXN (e)	7,010,000	372,315
Mexican Udibonos
4.000% 8/24/34 MXN (e)	6,367,134	315,094
Mexico Government International Bond
5.850% 7/02/32 (d)	200,000	202,400
6.625% 1/29/38 (d)	200,000	203,000
Montenegro Government International Bond
4.875% 4/01/32 EUR (c) (e)	140,000	163,142
7.250% 3/12/31 (c)	200,000	206,812

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Morocco Government International Bond
1.375% 3/30/26 EUR (c) (e)	$140,000	$163,037
3.875% 4/02/29 EUR (c) (e)	348,000	415,760
4.750% 4/02/35 EUR (c) (e)	210,000	247,906
Peru Government Bond
5.400% 8/12/34 PEN (e)	254,000	67,558
6.150% 8/12/32 PEN (e)	848,000	246,998
Peruvian Government International Bond
5.500% 3/30/36	280,000	280,182
6.200% 6/30/55	150,000	150,525
Province of Ontario
3.500% 6/02/43 CAD (e)	38,000	24,896
Republic of Austria Government Bond
3.150% 10/20/53 EUR (c) (e)	203,000	220,747
Republic of Cote d’Ivoire
6.875% 4/01/28 XOF (c) (e)	86,000,000	151,502
Republic of Poland Government Bond
5.000% 10/25/34 PLN (e)	554,000	148,954
Republic of Poland Government International Bond
3.625% 1/11/34 EUR (c) (e)	189,000	227,677
3.875% 10/22/39 EUR (c) (e)	40,000	46,362
5.500% 3/18/54	100,000	92,676
Republic of South Africa Government Bond
8.250% 3/31/32 ZAR (e)	8,310,000	448,320
8.875% 2/28/35 ZAR (e)	1,114,000	58,817
Serbia International Bond
1.000% 9/23/28 EUR (c) (e)	135,000	146,957
1.500% 6/26/29 EUR (c) (e)	264,000	283,626
3.125% 5/15/27 EUR (c) (e)	280,000	328,545
Singapore Government Bond
0.500% 11/01/25 SGD (e)	400,000	312,872
2.875% 7/01/29 SGD (e)	485,000	396,038
Slovenia Government Bond
0.000% 2/12/31 EUR (c) (e)	63,000	64,623
1.500% 3/25/35 EUR (c) (e)	114,000	117,396
2.250% 3/03/32 EUR (c) (e)	69,000	79,340
Spain Government Bond
1.900% 10/31/52 EUR (c) (e)	648,000	505,537
3.100% 7/30/31 EUR (e)	210,000	253,000
3.150% 4/30/35 EUR (c) (e)	259,000	304,641
Sri Lanka Government Bond
20.000% 9/15/27 LKR (e)	31,000,000	126,759
Sweden Bond Inflation-Linked
0.125% 6/01/32 SEK (c) (e)	1,665,000	229,361
Thailand Government Bond
2.050% 4/17/28 THB (e)	8,100,000	253,507
2.500% 11/17/29 THB (e)	14,367,000	461,988
2.800% 6/17/34 THB (e)	2,900,000	97,988
UK Gilts
3.250% 1/22/44 GBP (c) (e)	574,000	611,210
4.250% 12/07/46 GBP (c) (e)	137,000	164,960
4.375% 7/31/54 GBP (c) (e)	1,322,000	1,571,844
		39,665,308
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $38,598,975)		39,665,308

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (k) — 14.3%
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. REMICS
Series 5293, Class KI, 2.000% 2/25/51	$965,138	$128,786
Series 5293, Class IO, 2.000% 3/25/51	1,693,735	217,597
Series 5000, Class UI, 2.500% 7/25/50	859,831	136,038
Series 5293, Class CI, 2.500% 4/25/51	509,781	81,775
Federal National Mortgage Association Interest STRIPS Series 435, Class C24 2.000% 4/25/52	273,224	35,204
Federal National Mortgage Association REMICS Series 2020-97, Class AI 2.000% 1/25/51	579,173	79,323
Government National Mortgage Association REMICS Series 2020-181, Class WI 2.000% 12/20/50	1,025,350	122,501
		801,224
Pass-Through Securities — 13.9%
Federal Home Loan Mortgage Corp.
Pool #SB0869 1.500% 2/01/36	158,014	141,710
Pool #QN7552 2.000% 8/01/36	218,483	199,847
Pool #RB5114 2.000% 6/01/41	132,043	113,369
Pool #RA3046 2.000% 7/01/50	22,790	18,291
Pool #SD8140 2.000% 4/01/51	462,366	368,638
Pool #QC2565 2.000% 6/01/51	26,930	21,445
Pool #RA6505 2.000% 12/01/51	295,532	236,085
Pool #QD9658 2.000% 2/01/52	31,888	25,254
Pool #SD1217 2.000% 3/01/52	205,007	164,538
Pool #SD3580 2.000% 4/01/52	229,584	184,407
Pool #SD8204 2.000% 4/01/52	194,629	154,445
Pool #RA7324 2.000% 5/01/52	128,835	103,322
Pool #RB5149 2.500% 3/01/42	206,624	182,399
Pool #SD8089 2.500% 7/01/50	125,370	104,966
Pool #SD8099 2.500% 10/01/50	132,200	110,520
Pool #QC3425 2.500% 6/01/51	193,950	160,991
Pool #QC2902 2.500% 6/01/51	30,546	25,862
Pool #QC5575 2.500% 8/01/51	66,516	55,213
Pool #SD8161 2.500% 8/01/51	439,532	366,627
Pool #SD8200 2.500% 3/01/52	87,215	72,557
Pool #RB5173 3.000% 8/01/42	47,261	42,864
Pool #G08756 3.000% 4/01/47	24,887	22,149
Pool #SD0080 3.000% 9/01/49	105,620	93,582
Pool #SD7531 3.000% 12/01/50	130,228	114,734
Pool #SD1183 3.000% 1/01/52	215,068	188,271
Pool #U90690 3.500% 6/01/42	36,767	34,456
Pool #U99051 3.500% 6/01/43	37,096	34,758
Pool #ZT0179 3.500% 11/01/47	220,807	203,549
Pool #RA1202 3.500% 8/01/49	88,416	80,898
Pool #SD0212 3.500% 12/01/49	115,676	105,767
Pool #SD0617 3.500% 11/01/50	84,681	77,348
Pool #SB8171 4.000% 6/01/37	46,293	45,512
Pool #SD0422 4.500% 7/01/45	88,822	88,025
Pool #RA2607 4.500% 5/01/50	41,553	40,243
Pool #ZS3941 5.000% 12/01/41	28,459	28,790
Pool #QF1305 5.000% 10/01/52	67,318	66,329
Pool #SD3041 5.000% 5/01/53	99,072	97,430
Pool #SD3630 5.500% 8/01/53	715,196	718,275
Pool #QH3273 5.500% 10/01/53	35,045	35,093
Pool #QI6767 5.500% 5/01/54	93,980	94,214

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #QJ3040 5.500% 9/01/54	$213,650	$214,517
Pool #QI9074 6.000% 6/01/54	71,928	73,239
Pool #RJ1975 6.000% 7/01/54	154,952	158,280
Pool #QY2115 6.000% 5/01/55	17,452	17,803
Pool #QY4616 6.000% 6/01/55	67,859	69,136
Pool #QJ5643 6.500% 9/01/54	104,822	108,303
Pool #SD6376 6.500% 9/01/54 (d)	24,012	24,956
Pool #QJ4230 6.500% 9/01/54 (d)	65,997	68,323
Pool #QX0557 6.500% 12/01/54	75,764	78,273
Pool #QX3636 6.500% 1/01/55	37,096	38,317
Federal National Mortgage Association
Pool #MA4519 1.500% 1/01/42	189,278	155,875
Pool #FM8732 2.000% 9/01/36	228,395	211,198
Pool #MA4602 2.000% 5/01/37	327,303	299,181
Pool #FS2763 2.000% 8/01/42	41,209	35,116
Pool #FS5191 2.000% 8/01/42	46,785	39,934
Pool #CA6587 2.000% 8/01/50	98,041	78,688
Pool #MA4158 2.000% 10/01/50	235,237	187,992
Pool #MA4255 2.000% 2/01/51	1,153,713	919,838
Pool #MA4511 2.000% 1/01/52	333,947	265,312
Pool #MA4547 2.000% 2/01/52	256,339	203,414
Pool #CB2848 2.000% 2/01/52	498,361	397,648
Pool #MA4562 2.000% 3/01/52	463,054	367,450
Pool #FS1571 2.000% 4/01/52	22,322	17,713
Pool #MA4622 2.000% 6/01/52	618,763	490,431
Pool #BM3859 2.500% 8/01/31	56,662	54,590
Pool #BM1890 2.500% 1/01/32	38,344	37,050
Pool #CB4726 2.500% 9/01/37	107,537	100,576
Pool #FS4054 2.500% 2/01/38	37,063	34,629
Pool #MA4078 2.500% 7/01/50	24,236	20,292
Pool #BT0163 2.500% 6/01/51	40,911	34,636
Pool #CB1331 2.500% 8/01/51	205,229	171,957
Pool #CB1280 2.500% 8/01/51	54,330	45,522
Pool #CB2045 2.500% 11/01/51	38,989	32,875
Pool #CB2638 2.500% 1/01/52	726,957	609,557
Pool #MA4512 2.500% 1/01/52	26,365	21,951
Pool #CB2538 2.500% 1/01/52	655,390	550,572
Pool #FS5037 2.500% 2/01/52	245,318	204,627
Pool #CB2804 2.500% 2/01/52	424,859	356,777
Pool #FS2573 2.500% 3/01/52	70,699	59,724
Pool #FS4283 2.500% 3/01/52	50,831	42,591
Pool #MA4623 2.500% 6/01/52	237,953	197,814
Pool #BM5111 3.000% 11/01/33	61,976	60,145
Pool #BO7256 3.000% 1/01/35	128,703	123,894
Pool #FM2547 3.000% 2/01/35	75,778	72,994
Pool #BM4221 3.000% 1/01/43	101,285	92,052
Pool #BM5468 3.000% 2/01/43	149,254	135,727
Pool #AB9248 3.000% 5/01/43	38,030	34,575
Pool #AU1629 3.000% 7/01/43	10,849	9,848
Pool #AS0406 3.000% 9/01/43	61,008	55,273
Pool #MA2806 3.000% 11/01/46	169,020	150,231
Pool #BM4744 3.000% 6/01/47	95,979	85,969
Pool #FM1445 3.000% 8/01/49	95,092	84,254
Pool #CA5540 3.000% 4/01/50	11,249	9,903
Pool #CA6314 3.000% 7/01/50	166,170	144,167
Pool #BQ1348 3.000% 8/01/50	94,963	83,279
Pool #CA6738 3.000% 8/01/50	181,730	159,371
Pool #BQ5052 3.000% 9/01/50	6,427	5,638
Pool #AS4449 3.500% 2/01/35	64,953	62,820
Pool #FM3340 3.500% 5/01/35	4,998	4,910

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM8137 3.500% 9/01/35	$51,944	$51,093
Pool #MA1283 3.500% 12/01/42	32,365	30,256
Pool #MA1373 3.500% 3/01/43	49,026	45,786
Pool #MA1437 3.500% 5/01/43	44,157	41,194
Pool #AS5182 3.500% 6/01/45	281,625	260,771
Pool #FS1400 3.500% 7/01/47	19,218	18,063
Pool #BM4582 3.500% 8/01/47	83,625	77,245
Pool #CA0858 3.500% 12/01/47	38,346	35,229
Pool #FM1001 3.500% 11/01/48	35,127	32,272
Pool #FM8086 3.500% 7/01/51	95,727	86,338
Pool #BV3533 3.500% 2/01/52	33,746	30,531
Pool #FS1694 4.000% 7/01/35	80,069	79,919
Pool #BF0198 4.000% 11/01/40	74,473	72,903
Pool #MA0639 4.000% 2/01/41	249,958	241,764
Pool #AL8387 4.000% 3/01/46	446,680	426,986
Pool #FS2119 4.000% 3/01/46	72,087	69,627
Pool #MA3088 4.000% 8/01/47	24,109	22,823
Pool #MA3467 4.000% 9/01/48	3,095	2,921
Pool #BM5527 4.000% 10/01/48	80,531	76,436
Pool #BM5147 4.000% 10/01/48	18,790	17,887
Pool #CA3503 4.000% 5/01/49	40,984	38,630
Pool #CA4571 4.000% 11/01/49	61,657	58,059
Pool #CA4823 4.000% 12/01/49	76,760	72,281
Pool #MA4804 4.000% 11/01/52	28,513	26,573
Pool #AL0065 4.500% 4/01/41	143,487	142,048
Pool #AI1888 4.500% 5/01/41	161,813	160,139
Pool #BM4185 4.500% 9/01/46	121,414	119,256
Pool #FM5708 4.500% 5/01/47	129,283	127,929
Pool #BM4343 4.500% 5/01/48	106,418	104,127
Pool #CA2207 4.500% 8/01/48	24,185	23,483
Pool #CA5186 4.500% 1/01/50	21,449	20,779
Pool #CA5696 4.500% 5/01/50	54,836	53,107
Pool #MA4656 4.500% 7/01/52	115,677	111,063
Pool #AD6438 5.000% 6/01/40	34,613	35,015
Pool #FM8543 5.000% 11/01/44	150,540	152,299
Pool #FM4212 5.000% 12/01/47	283,796	287,052
Pool #FS2620 5.000% 8/01/52	38,288	37,920
Pool #BW7752 5.000% 10/01/52	85,817	84,556
Pool #FS7303 5.000% 7/01/53	203,321	199,762
Pool #CB7095 5.000% 9/01/53	294,336	290,655
Pool #BM3279 5.500% 5/01/44	241,305	248,962
Pool #FS5115 5.500% 6/01/53	8,779	8,817
Pool #FA0048 5.500% 9/01/53	13,767	13,887
Pool #DB0817 5.500% 4/01/54	162,074	162,445
Pool #CB8483 5.500% 5/01/54	25,134	25,307
Pool #CB9932 5.500% 2/01/55	83,954	84,294
Pool #BM4971 6.000% 7/01/41	132,715	139,557
Pool #CB5702 6.000% 2/01/53	291,671	299,760
Pool #FS5460 6.000% 5/01/53	117,552	120,812
Pool #FS6544 6.000% 12/01/53	197,842	203,329
Pool #MA5247 6.000% 1/01/54	386,247	393,338
Pool #CB8755 6.000% 6/01/54	39,477	40,325
Pool #CB8858 6.000% 7/01/54	5,535	5,654
Pool #CB9011 6.000% 8/01/54	286,482	293,263
Pool #FS8793 6.000% 8/01/54	104,015	105,917
Pool #CB7523 6.500% 11/01/53	157,297	162,827
Pool #CB8226 6.500% 3/01/54	8,393	8,692
Pool #CB8505 6.500% 5/01/54	80,068	83,177
Pool #DC9630 6.500% 1/01/55	69,762	72,072
Pool #CC0603 6.500% 6/01/55 (d)	469,701	486,986

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	$30,913	$28,061
Government National Mortgage Association II
Pool #MA7736 1.500% 12/20/36	50,835	45,526
Pool #MA7796 1.500% 1/20/37	69,920	62,618
Pool #MA8015 1.500% 5/20/37	122,315	109,197
Pool #MA7135 2.000% 1/20/51	634,139	517,029
Pool #MA7192 2.000% 2/20/51	80,839	65,910
Pool #MA7935 2.000% 3/20/52	417,388	340,372
Pool #MA6819 2.500% 8/20/50	257,268	218,873
Pool #MA7312 2.500% 4/20/51	315,690	268,641
Pool #MA7705 2.500% 11/20/51	286,731	243,819
Pool #MA7936 2.500% 3/20/52	373,175	317,384
Pool #MA2600 3.000% 2/20/45	61,264	55,357
Pool #MA3662 3.000% 5/20/46	79,931	71,570
Pool #MA3802 3.000% 7/20/46	38,137	34,147
Pool #MA3873 3.000% 8/20/46	222,527	199,249
Pool #MA6144 3.000% 9/20/49	10,275	8,940
Pool #MA6209 3.000% 10/20/49	66,568	57,920
Pool #MA6399 3.000% 1/20/50	36,913	32,118
Pool #MA6589 3.000% 4/20/50	52,716	45,868
Pool #MA7473 3.000% 7/20/51	212,913	188,378
Pool #MA0318 3.500% 8/20/42	125,090	116,591
Pool #MA0852 3.500% 3/20/43	89,022	82,837
Pool #783802 3.500% 4/20/43	13,410	12,524
Pool #MA1090 3.500% 6/20/43	105,271	97,879
Pool #AL1773 3.500% 1/20/45	126,022	116,927
Pool #MA3310 3.500% 12/20/45	56,619	52,306
Pool #MA3597 3.500% 4/20/46	83,759	77,379
Pool #MA3803 3.500% 7/20/46	12,587	11,628
Pool #MA3937 3.500% 9/20/46	83,725	77,348
Pool #MA4586 3.500% 7/20/47	28,721	26,516
Pool #784346 3.500% 7/20/47	19,169	17,673
Pool #MA4719 3.500% 9/20/47	10,016	9,243
Pool #BC1919 3.500% 9/20/47	38,587	35,382
Pool #784793 3.500% 12/20/47	5,251	4,817
Pool #785327 3.500% 10/20/49	51,740	47,415
Pool #MA3245 4.000% 11/20/45	122,198	116,066
Pool #MA4511 4.000% 6/20/47	74,669	70,549
Pool #MA4838 4.000% 11/20/47	65,532	61,875
Pool #MA8346 4.000% 10/20/52	296,628	278,245
Pool #5234 4.500% 11/20/41	104,425	103,328
Pool #MA2894 4.500% 6/20/45	112,140	110,659
Pool #MA2963 4.500% 7/20/45	43,093	42,355
Pool #MA3312 4.500% 12/20/45	2,081	2,045
Pool #MA4654 4.500% 8/20/47	30,877	30,213
Pool #MA5079 4.500% 3/20/48	46,224	45,202
Pool #MA5265 4.500% 6/20/48	161	157
Pool #MA5399 4.500% 8/20/48	39,068	38,106
Pool #MA5711 4.500% 1/20/49	63,845	62,174
Pool #786255 4.500% 9/20/49	61,053	59,264
Pool #MA4781 5.000% 10/20/47	212,015	213,591
Pool #MA5194 5.000% 5/20/48	42,666	42,783
Pool #BF2644 5.000% 5/20/48	4,423	4,410
Pool #BF2878 5.000% 6/20/48	14,934	14,891
Pool #MA5988 5.000% 6/20/49	120,294	120,173
Pool #MA6042 5.000% 7/20/49	172,025	171,960
Pool #MA5081 5.500% 3/20/48	33,481	34,646
Pool #MA5140 5.500% 4/20/48	25,249	26,132
Pool #MA5195 5.500% 5/20/48	73,424	75,558

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA5469 5.500% 9/20/48	$291	$299
Pool #MA5531 5.500% 10/20/48	6,816	6,995
Pool #MA5598 5.500% 11/20/48	32,958	33,823
Pool #MA5654 5.500% 12/20/48	89,985	92,236
Pool #MA5713 5.500% 1/20/49	23,086	23,663
Pool #MA5820 5.500% 3/20/49	23,351	24,008
Pool #MA8271 6.000% 9/20/52	139,692	142,938
Pool #MA8350 6.000% 10/20/52	85,282	87,237
Government National Mortgage Association II, TBA 5.500% 7/20/54 (d)	360,000	360,358
		26,512,079
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $28,775,404)		27,313,303
U.S. Treasury Obligations — 26.2%
U.S. Treasury Bonds & Notes — 26.2%
U.S. Treasury Bonds
1.125% 5/15/40	420,000	260,795
3.375% 8/15/42 (l)	9,575,000	8,028,287
4.000% 11/15/42	6,520,000	5,946,471
4.125% 8/15/44	1,390,000	1,272,899
4.250% 8/15/54	470,000	429,014
4.500% 2/15/44	340,000	328,910
4.500% 11/15/54 (l)	5,840,000	5,563,778
4.750% 2/15/45	530,000	527,035
U.S. Treasury Notes
0.625% 8/15/30	835,000	711,795
1.500% 1/31/27	6,300,000	6,076,319
3.125% 8/31/27	2,660,000	2,626,933
3.750% 4/30/27	1,145,000	1,144,840
3.875% 3/31/27	815,000	816,333
3.875% 11/30/27	1,100,000	1,104,048
4.000% 3/31/30	865,000	872,952
4.125% 9/30/27	5,655,000	5,705,313
4.125% 10/31/27	1,400,000	1,412,556
4.125% 3/31/32	1,580,000	1,593,718
4.250% 1/31/30	1,140,000	1,162,448
4.375% 12/31/29	1,320,000	1,352,583
4.625% 9/30/28	1,005,000	1,032,723
4.625% 2/15/35	1,755,000	1,810,580
		49,780,330
TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,095,289)		49,780,330
TOTAL BONDS & NOTES (Cost $186,621,861)		185,737,611
TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $145,812)		107,177
TOTAL LONG-TERM INVESTMENTS (Cost $186,767,673)		185,844,788

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 4.6%
Commercial Paper — 0.1%
VW Credit, Inc.
4.796% 7/16/25 (c)	$250,000	$249,481
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (m)	835,498	835,498
Mutual Fund — 2.6%
T. Rowe Price Government Reserve Investment Fund, 1.200% (n)	4,996,286	4,996,286
	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (o)	$1,091,769	1,091,769
Sovereign Debt Obligations — 0.1%
Egypt Treasury Bills, 26.201%, due 9/23/25 EGP (e) (p)	5,525,000	104,323
U.S. Treasury Bill — 0.8%
U.S. Treasury Bills
4.284% 7/10/25 (p)	1,460,000	1,458,468
TOTAL SHORT-TERM INVESTMENTS (Cost $8,734,981)		8,735,825
TOTAL INVESTMENTS — 102.2% (Cost $195,502,654) (q)		194,580,613
Other Assets/(Liabilities) — (2.2)%		(4,271,550)
NET ASSETS — 100.0%		$190,309,063

Abbreviation Legend

CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
OAT	Obligations Assimilables du Tresor
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STEP	Step Coupon Bond
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
VRN	Variable Rate Note

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2025, where the rate will be determined at time of settlement.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $57,976,402 or 30.46% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $1,020,534 or 0.54% of net assets. The Fund received $208,232 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(g)	Security is perpetual and has no stated maturity date.
(h)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $99,860 or 0.05% of net assets.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2025, these securities amounted to a value of $153,547 or 0.08% of net assets.
(j)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.
(k)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(l)	All or a portion of this security is pledged/held as collateral for open derivatives.
(m)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(n)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(o)	Maturity value of $1,091,852. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $1,113,786.
(p)	The rate shown represents yield-to-maturity.
(q)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call SGD Put	HSBC Bank USA	9/18/25	1.30	665,000	USD	665,000	$1,330	$3,139	$(1,809)
Put
SPDR Euro Stoxx 50 Index	Morgan Stanley & Co. International PLC	8/15/25	50.00	46	USD	230,000	$537	$14,387	$(13,850)
							$1,867	$17,526	$(15,659)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
10-Year Interest Rate Swap, 12/18/36	Citibank N.A.	12/16/26	6-Month EURIBOR	Semi-Annually	2.27%##	Annually	EUR	1,330,000	$18,136	$49,316	$(31,180)
Put
30-Year Interest Rate Swap, 11/07/55	Barclays Capital, Inc.	7/09/25	4.55%##	Annually	6-Month EURIBOR	Semi-Annually	USD	1,800,000	$—	$29,653	$(29,653)
10-Year Interest Rate Swap, 12/18/36	Citibank N.A.	12/16/26	2.27%##	Annually	6-Month EURIBOR	Semi-Annually	EUR	1,330,000	87,174	49,317	37,857
									$87,174	$78,970	$8,204
									$105,310	$128,286	$(22,976)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/11/25	KRW	364,808,000	USD	267,641	$2,821
Bank of America N.A.	7/17/25	USD	53,258	TRY	2,165,000	(451)
Bank of America N.A.	7/18/25	RON	1,184,000	USD	255,900	18,462
Bank of America N.A.	7/18/25	MXN	2,265,479	USD	115,546	4,988
Bank of America N.A.	7/18/25	ZAR	5,172,357	USD	288,096	3,712
Bank of America N.A.	7/18/25	USD	770,852	ZAR	14,368,810	(39,789)
Bank of America N.A.	7/18/25	USD	144,118	CZK	3,083,743	(2,866)
Bank of America N.A.	7/25/25	USD	477,358	JPY	68,556,000	67
Bank of America N.A.	7/25/25	EUR	246,583	USD	284,391	6,513
Bank of America N.A.	8/14/25	PLN	255,338	USD	67,686	3,082
Bank of America N.A.	8/14/25	USD	547,424	PLN	2,086,000	(30,722)
Bank of America N.A.	8/22/25	GBP	280,000	USD	374,443	10,011
Bank of America N.A.	8/22/25	EUR	687,000	USD	800,389	11,595
Bank of America N.A.	8/29/25	USD	825,657	SEK	7,767,000	1,591
Bank of America N.A.	9/04/25	USD	1,533,076	MYR	6,509,616	(16,650)
Bank of America N.A.	9/12/25	USD	37,480	CNH	267,000	(26)
Bank of America N.A.	10/17/25	USD	349,758	CZK	7,446,979	(6,190)
Barclays Bank PLC	7/11/25	USD	292,986	KRW	408,651,000	(9,979)
Barclays Bank PLC	7/11/25	USD	118,781	INR	10,171,000	233
Barclays Bank PLC	7/17/25	TRY	10,901,000	USD	265,886	4,550
Barclays Bank PLC	7/18/25	ZAR	9,429,000	USD	531,369	585
Barclays Bank PLC	7/25/25	JPY	162,675,000	USD	1,152,401	(19,848)
Barclays Bank PLC	7/25/25	EUR	336,173	USD	380,487	16,110
Barclays Bank PLC	7/25/25	USD	3,569,065	JPY	503,815,429	61,471
Barclays Bank PLC	9/12/25	USD	956,812	CNH	6,819,580	(1,147)
Barclays Bank PLC	10/16/25	TRY	3,575,000	USD	81,718	110
BNP Paribas SA	7/11/25	KRW	408,651,000	USD	279,789	23,176
BNP Paribas SA	7/11/25	USD	417,701	TWD	13,795,000	(54,880)
BNP Paribas SA	7/11/25	USD	163,571	PEN	610,500	(8,723)
BNP Paribas SA	7/11/25	PEN	261,612	USD	73,827	5
BNP Paribas SA	7/25/25	USD	351,718	EUR	308,000	(11,642)
BNP Paribas SA	7/25/25	USD	525,285	CAD	726,000	(8,468)
BNP Paribas SA	8/22/25	USD	11,978,278	EUR	10,649,428	(608,579)
BNP Paribas SA	9/12/25	CNH	1,559,543	USD	218,303	769
BNP Paribas SA	9/19/25	USD	5,980,614	EUR	5,126,306	(89,424)
BNP Paribas SA	10/10/25	USD	73,619	PEN	261,612	(20)
Citibank N.A.	7/11/25	TWD	13,354,000	USD	461,871	(4,397)
Citibank N.A.	7/17/25	USD	81,499	TRY	3,310,000	(617)
Citibank N.A.	7/18/25	CZK	2,654,259	USD	120,482	6,031
Citibank N.A.	7/18/25	HUF	142,162,000	USD	400,046	18,646
Citibank N.A.	7/18/25	USD	247,469	RON	1,141,000	(16,929)
Citibank N.A.	7/18/25	USD	37,529	ZAR	680,000	(835)
Citibank N.A.	7/18/25	USD	130,808	MXN	2,484,000	(1,352)
Citibank N.A.	7/18/25	USD	66,841	CZK	1,441,753	(1,879)
Citibank N.A.	7/18/25	MXN	16,432,000	USD	821,901	52,357
Citibank N.A.	7/25/25	JPY	66,682,000	USD	468,395	(4,151)
Citibank N.A.	7/25/25	CAD	724,451	USD	524,317	8,297
Citibank N.A.	7/25/25	USD	4,072,362	CAD	5,629,311	(66,288)
Citibank N.A.	7/25/25	USD	998,208	JPY	142,555,040	5,731
Citibank N.A.	7/25/25	USD	31,894	EUR	28,000	(1,139)
Citibank N.A.	8/05/25	TWD	1,207,000	USD	41,801	(371)
Citibank N.A.	8/05/25	USD	417,390	TWD	11,929,000	7,932
Citibank N.A.	8/08/25	CLP	25,317,858	USD	27,215	(38)
Citibank N.A.	8/22/25	GBP	14,000	USD	18,887	336

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	8/22/25	EUR	55,700	USD	65,534	299
Citibank N.A.	9/03/25	USD	51,133	BRL	293,000	(1,971)
Citibank N.A.	9/11/25	USD	104,889	EGP	5,811,921	(9,230)
Citibank N.A.	9/11/25	EGP	5,971,000	USD	112,702	4,541
Citibank N.A.	9/24/25	USD	34,456	EGP	1,829,000	(1,276)
Citibank N.A.	9/24/25	EGP	5,259,000	USD	102,555	188
Deutsche Bank AG	7/11/25	USD	577,775	INR	49,964,000	(4,580)
Deutsche Bank AG	7/11/25	IDR	1,385,432,498	USD	84,113	1,195
Deutsche Bank AG	7/11/25	INR	20,136,926	USD	232,447	2,258
Deutsche Bank AG	7/11/25	PEN	305,214	USD	86,292	(155)
Deutsche Bank AG	7/18/25	USD	20,863	MXN	397,000	(260)
Deutsche Bank AG	7/25/25	EUR	91,729	USD	105,914	2,302
Deutsche Bank AG	7/25/25	USD	287,924	JPY	41,107,769	1,729
Deutsche Bank AG	8/22/25	USD	68,390	EUR	60,000	(2,526)
Deutsche Bank AG	10/10/25	USD	86,079	PEN	305,214	167
Goldman Sachs International	7/11/25	USD	1,072,033	IDR	17,856,858,530	(27,511)
Goldman Sachs International	7/11/25	USD	697,181	INR	60,244,399	(4,996)
Goldman Sachs International	7/11/25	USD	249,180	TWD	7,480,000	(7,065)
Goldman Sachs International	7/11/25	IDR	24,325,088,292	USD	1,495,364	2,465
Goldman Sachs International	7/11/25	TWD	23,858,000	USD	822,264	(4,950)
Goldman Sachs International	7/18/25	CZK	1,284,053	USD	57,891	3,312
Goldman Sachs International	7/18/25	MXN	1,126,060	USD	59,153	758
Goldman Sachs International	7/18/25	USD	119,321	CZK	2,596,415	(4,434)
Goldman Sachs International	7/25/25	USD	555,123	AUD	859,000	(10,458)
Goldman Sachs International	8/08/25	CLP	121,462,758	USD	128,764	1,614
Goldman Sachs International	9/03/25	BRL	519,149	USD	89,750	4,343
Goldman Sachs International	9/05/25	USD	807,138	THB	26,322,382	(6,506)
Goldman Sachs International	9/05/25	USD	51,041	COP	213,192,014	(690)
Goldman Sachs International	9/12/25	USD	794,175	CNH	5,661,350	(1,085)
Goldman Sachs International	10/09/25	USD	840,426	TWD	23,858,000	17,306
Goldman Sachs International	10/10/25	USD	1,489,887	IDR	24,325,088,292	(3,017)
HSBC Bank USA	7/11/25	INR	10,134,628	USD	118,070	54
HSBC Bank USA	7/11/25	USD	20,085	IDR	328,614,000	(149)
HSBC Bank USA	7/18/25	USD	734,093	CZK	16,439,885	(49,499)
HSBC Bank USA	7/25/25	JPY	5,735,000	USD	40,066	(139)
HSBC Bank USA	7/25/25	USD	10,223,895	EUR	8,934,043	(315,951)
HSBC Bank USA	7/25/25	EUR	987,977	USD	1,111,858	53,697
HSBC Bank USA	7/25/25	USD	1,594,316	JPY	227,551,000	10,092
HSBC Bank USA	8/08/25	USD	398,179	CLP	376,950,487	(6,441)
HSBC Bank USA	8/22/25	USD	28,714	EUR	25,000	(834)
HSBC Bank USA	8/22/25	EUR	206,087	USD	242,547	1,033
HSBC Bank USA	9/05/25	USD	103,591	COP	432,844,393	(1,438)
HSBC Bank USA	9/12/25	USD	2,004,428	CNH	14,376,361	(15,044)
JP Morgan Chase Bank N.A.	7/11/25	USD	135,514	PEN	507,500	(7,712)
JP Morgan Chase Bank N.A.	7/11/25	USD	37,102	INR	3,155,000	329
JP Morgan Chase Bank N.A.	7/11/25	USD	50,661	IDR	834,742,260	(739)
JP Morgan Chase Bank N.A.	7/18/25	RON	179,000	USD	40,750	729
JP Morgan Chase Bank N.A.	7/18/25	MXN	1,173,208	USD	61,846	575
JP Morgan Chase Bank N.A.	7/18/25	USD	53,988	CZK	1,183,000	(2,399)
JP Morgan Chase Bank N.A.	7/18/25	USD	68,772	MXN	1,354,000	(3,267)
JP Morgan Chase Bank N.A.	7/18/25	USD	16,955	HUF	5,780,000	(68)
JP Morgan Chase Bank N.A.	7/25/25	EUR	818,485	USD	936,275	29,324
JP Morgan Chase Bank N.A.	7/25/25	CAD	27,694	USD	20,226	134
JP Morgan Chase Bank N.A.	7/25/25	CHF	97,000	USD	118,950	3,655
JP Morgan Chase Bank N.A.	8/22/25	GBP	60,000	USD	79,672	2,711
JP Morgan Chase Bank N.A.	8/22/25	USD	48,284	EUR	41,000	(175)
JP Morgan Chase Bank N.A.	9/11/25	EGP	2,011,000	USD	37,220	2,267
JP Morgan Chase Bank N.A.	9/12/25	CNH	1,058,000	USD	148,122	497
JP Morgan Chase Bank N.A.	9/24/25	EGP	8,435,000	USD	154,346	10,444
JP Morgan Chase Bank N.A.	10/17/25	USD	33,715	CZK	708,000	(126)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC	7/11/25	INR	8,950,290	USD	104,279	41
Morgan Stanley & Co. LLC	7/18/25	ZAR	1,395,014	USD	76,837	1,865
Morgan Stanley & Co. LLC	7/18/25	USD	560,133	CZK	12,077,813	(15,544)
Royal Bank of Canada	7/18/25	USD	410,989	MXN	8,486,097	(40,511)
Royal Bank of Canada	7/25/25	USD	267,875	AUD	413,000	(4,052)
Royal Bank of Canada	8/22/25	EUR	468,000	USD	527,435	25,708
Royal Bank of Canada	8/22/25	USD	60,908	GBP	45,000	(880)
State Street Bank and Trust	7/18/25	USD	45,834	HUF	16,606,397	(3,075)
State Street Bank and Trust	7/18/25	USD	287,038	ZAR	5,386,619	(16,857)
State Street Bank and Trust	7/18/25	USD	130,895	MXN	2,484,000	(1,265)
State Street Bank and Trust	7/25/25	CAD	130,268	USD	94,707	1,065
State Street Bank and Trust	7/25/25	JPY	45,491,663	USD	315,049	1,666
State Street Bank and Trust	7/25/25	AUD	815,509	USD	523,499	13,448
State Street Bank and Trust	7/25/25	USD	319,683	JPY	45,904,263	94
State Street Bank and Trust	8/14/25	PLN	1,279,648	USD	339,898	14,763
State Street Bank and Trust	8/22/25	GBP	16,388	USD	22,248	252
State Street Bank and Trust	8/22/25	USD	315,692	GBP	232,358	(3,347)
State Street Bank and Trust	8/22/25	EUR	315,000	USD	367,458	4,849
State Street Bank and Trust	9/12/25	USD	118,183	CNY	859,979	(2,440)
State Street Bank and Trust	9/12/25	USD	690,049	SGD	882,158	(7,381)
State Street Bank and Trust	9/19/25	USD	1,990,339	EUR	1,708,769	(33,006)
State Street Bank and Trust	9/19/25	EUR	158,448	USD	184,471	3,147
UBS AG	7/11/25	USD	401,721	IDR	6,690,306,000	(10,238)
UBS AG	7/11/25	KRW	364,150,000	USD	265,656	4,317
UBS AG	7/11/25	USD	537,978	TWD	15,937,000	(7,983)
UBS AG	7/11/25	INR	84,312,556	USD	985,420	(2,717)
UBS AG	7/11/25	USD	264,515	KRW	367,596,000	(8,013)
UBS AG	7/11/25	PEN	245,960	USD	68,993	421
UBS AG	7/18/25	MXN	1,232,673	USD	64,626	958
UBS AG	7/18/25	USD	601,500	MXN	12,729,146	(75,749)
UBS AG	7/18/25	USD	588,066	RON	2,663,000	(29,016)
UBS AG	7/25/25	USD	874,345	AUD	1,373,364	(29,903)
UBS AG	7/25/25	USD	911,037	CHF	736,000	(19,239)
UBS AG	7/25/25	AUD	809,000	USD	529,270	3,391
UBS AG	7/25/25	CAD	1,052,821	USD	765,586	8,444
UBS AG	8/08/25	USD	130,412	CLP	122,467,209	(1,045)
UBS AG	8/22/25	USD	5,059,151	GBP	3,794,385	(150,737)
UBS AG	8/22/25	USD	561,635	EUR	487,030	(13,999)
UBS AG	9/03/25	USD	865,872	BRL	5,027,231	(45,286)
UBS AG	9/05/25	USD	50,995	COP	215,345,469	(1,258)
UBS AG	10/10/25	USD	68,808	PEN	245,960	(425)
UBS AG	10/10/25	USD	981,078	INR	84,312,556	2,299
						$(1,512,130)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-BTP	9/08/25	3	$427,157	$439
Australia 3 Year Bond	9/15/25	9	635,744	2,444
Korea 10 Year Bond	9/16/25	19	1,663,538	3,749
U.S. Treasury Ultra 10 Year	9/19/25	78	8,765,084	147,635
U.S. Treasury Note 2 Year	9/30/25	17	3,526,328	10,070
U.S. Treasury Note 5 Year	9/30/25	127	13,712,384	130,616
				$294,953

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Short
Euro-BOBL	9/08/25	25	$(3,480,220)	$14,689
Euro-Bund	9/08/25	5	(771,273)	4,722
Euro-OAT	9/08/25	24	(3,507,649)	6,591
Euro-Schatz	9/08/25	7	(885,863)	1,517
Mini 10 Year Japanese Government Bond	9/11/25	1	(96,245)	(349)
Japanese Government Bond 10 Year	9/12/25	1	(962,394)	(2,989)
Korea 3 Year Bond	9/16/25	10	(795,839)	1,159
Canada 10 Year Bond	9/18/25	2	(177,401)	(1,780)
Canada 5 Year Bond	9/18/25	3	(249,754)	(1,636)
U.S. Treasury Long Bond	9/19/25	7	(779,232)	(29,049)
UK Long Gilt	9/26/25	1	(124,650)	(3,048)
				$(10,173)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Crossover Europe Series 42†	5.000%	Quarterly	12/20/29	EUR	296,001	$(31,127)	$(25,059)	$(6,068)
iTraxx Crossover Europe Series 42†	5.000%	Quarterly	6/20/30	EUR	100,000	(10,960)	(7,798)	(3,162)
CDX.EM Series 41†	1.000%	Quarterly	6/20/29	USD	800,000	8,080	22,808	(14,728)
						$(34,007)	$(10,049)	$(23,958)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Series 43†	1.000%	Quarterly	6/20/30	Not Rated	EUR	7,320,000	$183,920	$151,088	$32,832
Republic of Vietnam	1.000%	Quarterly	6/20/28	BB+*	USD	317,000	3,455	2,281	1,174
CDX.NA.IG Series 44†	1.000%	Quarterly	6/20/30	Not Rated	USD	12,604,000	278,649	197,279	81,370
CDX.NA.HY Series 44†	5.000%	Quarterly	6/20/30	Not Rated	USD	469,000	35,203	30,832	4,371
							$501,227	$381,480	$119,747

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BBB-*	12/20/29	USD	225,000	$5,069	$(11,045)	$16,114
Republic of Ivory Coast	1.000%	Quarterly	Barclays Bank PLC	Ba2*	6/20/27	USD	70,000	(2,294)	(2,181)	(113)
Republic of Vietnam	1.000%	Quarterly	Goldman Sachs International	BB+*	6/20/26	USD	120,000	726	944	(218)
								$3,501	$(12,282)	$15,783

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 5.118%	Semi-Annually	CLP-ICP	Semi-Annually	4/11/35	CLP	274,507,000	$(714)	$—	$(714)
Fixed 5.216%	Semi-Annually	CLP-ICP	Semi-Annually	4/24/35	CLP	129,000,000	(1,369)	—	(1,369)
3-Month CNREPOFIX=CFXSReuters	Quarterly	Fixed 1.653%	Quarterly	9/20/29	CNY	2,115,000	2,074	—	2,074
3-Month CNREPOFIX=CFXSReuters	Quarterly	Fixed 1.696%	Quarterly	3/12/30	CNY	6,650,000	9,000	—	9,000
3-Month CNREPOFIX=CFXSReuters	Quarterly	Fixed 1.388%	Quarterly	4/11/30	CNY	1,730,000	(1,208)	—	(1,208)
Fixed 1.860%	Maturity	Eurozone Consumer Price Index	Maturity	9/15/29	EUR	1,220,000	(398)	—	(398)
6-Month EURIBOR	Semi-Annually	Fixed 2.294%	Annually	2/18/30	EUR	1,800,000	3,151	—	3,151
Fixed 1.958%	Maturity	Eurozone Consumer Price Index	Maturity	10/15/34	EUR	295,000	171	—	171
Fixed 2.213%	Annually	6-Month EURIBOR	Semi-Annually	12/13/39	EUR	270,000	21,432	—	21,432
Fixed 2.244%	Annually	6-Month EURIBOR	Semi-Annually	12/16/39	EUR	165,000	12,385	—	12,385
6-Month EURIBOR	Semi-Annually	Fixed 2.510%	Annually	8/19/44	EUR	705,000	(38,925)	—	(38,925)
Fixed 2.240%	Annually	6-Month EURIBOR	Semi-Annually	2/18/55	EUR	385,000	48,946	—	48,946
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.283%	Semi-Annually	7/19/31	INR	965,000	245	—	245
INR-FBIL-MIBOR	Semi-Annually	Fixed 5.970%	Semi-Annually	9/20/31	INR	9,145,000	984	—	984
Fixed 0.418%	Annually	JPY-TONAR	Annually	8/10/28	JPY	91,085,000	7,523	—	7,523
Fixed 0.602%	Annually	JPY-TONAR	Annually	5/02/29	JPY	69,900,000	4,444	—	4,444
Fixed 0.945%	Annually	JPY-TONAR	Annually	2/10/30	JPY	106,362,000	(2,023)	—	(2,023)
Fixed 1.040%	Annually	JPY-TONAR	Annually	6/18/32	JPY	27,727,000	(386)	—	(386)
Fixed 1.041%	Annually	JPY-TONAR	Annually	6/18/32	JPY	27,727,000	(404)	—	(404)
Fixed 1.030%	Annually	JPY-TONAR	Annually	6/18/32	JPY	46,819,000	(436)	—	(436)
MXN-28 DAY TIIE	Monthly	Fixed 7.900%	Monthly	4/19/32	MXN	5,488,000	897	—	897

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 9.045%	Monthly	MXN-28 DAY TIIE	Monthly	1/24/35	MXN	4,800,000	(17,052)	—	(17,052)
Fixed 4.230%	Annually	6-Month WIBOR	Semi-Annually	6/10/30	PLN	1,265,000	(261)	—	(261)
Fixed 4.290%	Annually	6-Month WIBOR	Semi-Annually	6/11/30	PLN	320,000	(260)	—	(260)
Fixed 4.255%	Annually	6-Month WIBOR	Semi-Annually	6/11/30	PLN	320,000	(124)	—	(124)
Fixed 4.315%	Annually	6-Month WIBOR	Semi-Annually	6/12/30	PLN	960,000	(1,138)	—	(1,138)
Fixed 4.320%	Annually	6-Month WIBOR	Semi-Annually	6/12/30	PLN	961,000	(1,198)	—	(1,198)
Fixed 2.558%	Maturity	USD-USCPI	Maturity	5/13/30	USD	1,034,000	(4,473)	—	(4,473)
Fixed 2.548%	Maturity	USD-USCPI	Maturity	5/13/30	USD	981,000	(3,807)	—	(3,807)
Fixed 2.533%	Maturity	USD-USCPI	Maturity	5/14/30	USD	413,000	(1,282)	—	(1,282)
Fixed 2.562%	Maturity	USD-USCPI	Maturity	5/14/30	USD	413,000	(1,843)	—	(1,843)
Fixed 2.555%	Maturity	USD-USCPI	Maturity	5/14/30	USD	777,000	(3,212)	—	(3,212)
Fixed 2.545%	Maturity	USD-USCPI	Maturity	5/14/30	USD	412,000	(1,510)	—	(1,510)
Fixed 2.447%	Maturity	USD-USCPI	Maturity	3/21/35	USD	221,000	497	—	497
Fixed 2.459%	Maturity	USD-USCPI	Maturity	3/21/35	USD	354,000	427	—	427
Fixed 2.439%	Maturity	USD-USCPI	Maturity	3/24/35	USD	135,000	362	—	362
Fixed 2.454%	Maturity	USD-USCPI	Maturity	3/24/35	USD	219,000	307	—	307
Fixed 2.454%	Maturity	USD-USCPI	Maturity	3/24/35	USD	221,000	319	—	319
Fixed 2.520%	Maturity	USD-USCPI	Maturity	3/31/35	USD	960,000	(4,661)	—	(4,661)
Fixed 3.815%	Annually	12-Month USD SOFR	Annually	4/24/35	USD	2,338,000	(24,655)	—	(24,655)
Fixed 3.703%	Annually	12-Month USD SOFR	Annually	4/30/35	USD	2,229,000	(2,766)	—	(2,766)
Fixed 4.002%	Annually	12-Month USD SOFR	Annually	5/16/35	USD	3,556,000	(92,105)	—	(92,105)
Fixed 3.705%	Annually	12-Month USD SOFR	Annually	7/02/35	USD	2,113,000	(1,737)	—	(1,737)
							$(94,783)	$—	$(94,783)

*	Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent change
##	Exercise Rate.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PLN	Polish Zloty
RON	New Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
XOF	West African CFA Franc
ZAR	South African Rand

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.6%
Common Stock — 99.6%
Communication Services — 9.2%
Alphabet, Inc. Class A	68,402	$12,054,485
Alphabet, Inc. Class C	58,746	10,420,953
AT&T, Inc.	18,549	536,808
Charter Communications, Inc. Class A (a)	247	100,976
Comcast Corp. Class A	50,432	1,799,918
Electronic Arts, Inc.	588	93,904
Fox Corp. Class A	556	31,158
Fox Corp. Class B	337	17,399
Interpublic Group of Cos., Inc.	954	23,354
Live Nation Entertainment, Inc. (a)	407	61,571
Match Group, Inc.	680	21,005
Meta Platforms, Inc. Class A	26,484	19,547,576
Netflix, Inc. (a)	7,872	10,541,631
News Corp. Class A	970	28,828
News Corp. Class B	304	10,430
Omnicom Group, Inc.	505	36,330
Paramount Global Class B	1,524	19,660
Pinterest, Inc. Class A (a)	35,008	1,255,387
Spotify Technology SA (a)	2,225	1,707,332
T-Mobile US, Inc.	17,063	4,065,430
Take-Two Interactive Software, Inc. (a)	436	105,883
TKO Group Holdings, Inc.	171	31,113
Verizon Communications, Inc.	10,868	470,258
Walt Disney Co.	4,646	576,151
Warner Bros Discovery, Inc. (a)	5,731	65,677
		63,623,217
Consumer Discretionary — 10.3%
Airbnb, Inc. Class A (a)	1,112	147,162
Amazon.com, Inc. (a)	133,526	29,294,269
Aptiv PLC (a)	588	40,113
AutoZone, Inc. (a)	790	2,932,662
Best Buy Co., Inc.	498	33,431
Booking Holdings, Inc.	523	3,027,772
Caesars Entertainment, Inc. (a)	581	16,495
CarMax, Inc. (a)	394	26,481
Carnival Corp. (a)	2,690	75,643
Carvana Co. (a)	4,876	1,643,017
Chipotle Mexican Grill, Inc. (a)	30,145	1,692,642
Coupang, Inc. (a)	48,361	1,448,895
Darden Restaurants, Inc.	300	65,391
Deckers Outdoor Corp. (a)	389	40,094
Domino’s Pizza, Inc.	88	39,653
DoorDash, Inc., Class A (a)	5,831	1,437,400

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DR Horton, Inc.	728	$93,854
Duolingo, Inc. (a)	1,734	710,975
eBay, Inc.	1,188	88,458
Expedia Group, Inc.	316	53,303
Ferrari NV	3,260	1,599,812
Floor & Decor Holdings, Inc. Class A (a)	5,574	423,401
Ford Motor Co.	9,997	108,467
Garmin Ltd.	394	82,236
General Motors Co.	2,478	121,942
Genuine Parts Co.	356	43,186
Hasbro, Inc.	346	25,542
Hilton Worldwide Holdings, Inc.	618	164,598
Home Depot, Inc.	10,005	3,668,233
Las Vegas Sands Corp.	884	38,463
Lennar Corp. Class A	600	66,366
LKQ Corp.	667	24,686
Lowe’s Cos., Inc.	9,018	2,000,824
Lululemon Athletica, Inc. (a)	288	68,423
Marriott International, Inc. Class A	588	160,647
McDonald’s Corp.	11,584	3,384,497
MercadoLibre, Inc. (a)	635	1,659,655
MGM Resorts International (a)	533	18,330
Mohawk Industries, Inc. (a)	143	14,992
NIKE, Inc. Class B	3,035	215,606
Norwegian Cruise Line Holdings Ltd. (a)	1,156	23,444
NVR, Inc. (a)	7	51,700
O’Reilly Automotive, Inc. (a)	15,626	1,408,371
Pool Corp.	98	28,565
PulteGroup, Inc.	520	54,839
Ralph Lauren Corp.	103	28,251
Ross Stores, Inc.	15,995	2,040,642
Royal Caribbean Cruises Ltd.	644	201,662
Starbucks Corp.	2,919	267,468
Tapestry, Inc.	532	46,715
Tesla, Inc. (a)	17,801	5,654,666
TJX Cos., Inc.	13,877	1,713,671
Tractor Supply Co.	22,504	1,187,536
Ulta Beauty, Inc. (a)	2,585	1,209,315
Williams-Sonoma, Inc.	316	51,625
Wingstop, Inc.	1,636	550,907
Wynn Resorts Ltd.	230	21,544
Yum! Brands, Inc.	717	106,245
		71,444,782
Consumer Staples — 4.2%
Altria Group, Inc.	4,354	255,275
Archer-Daniels-Midland Co.	1,228	64,814
Brown-Forman Corp. Class B	514	13,832
Bunge Global SA	342	27,456
Campbell’s Co.	530	16,245
Church & Dwight Co., Inc.	631	60,645
Clorox Co.	316	37,942
Coca-Cola Co.	30,407	2,151,295
Colgate-Palmolive Co.	35,876	3,261,128
Conagra Brands, Inc.	1,214	24,851
Constellation Brands, Inc. Class A	399	64,909
Costco Wholesale Corp.	1,143	1,131,501
Dollar General Corp.	564	64,510

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar Tree, Inc. (a)	14,036	$1,390,126
Estee Lauder Cos., Inc. Class A	603	48,722
General Mills, Inc.	1,415	73,311
Hershey Co.	379	62,895
Hormel Foods Corp.	745	22,536
J.M. Smucker Co.	272	26,710
Kellanova	691	54,955
Kenvue, Inc.	166,303	3,480,722
Keurig Dr. Pepper, Inc.	3,489	115,346
Kimberly-Clark Corp.	852	109,840
Kraft Heinz Co.	2,240	57,837
Kroger Co.	1,579	113,262
Lamb Weston Holdings, Inc.	387	20,066
McCormick & Co., Inc.	654	49,586
Molson Coors Beverage Co. Class B	442	21,256
Mondelez International, Inc. Class A	62,249	4,198,073
Monster Beverage Corp. (a)	1,799	112,689
PepsiCo, Inc.	3,525	465,441
Philip Morris International, Inc.	4,012	730,706
Procter & Gamble Co.	41,400	6,595,848
Sysco Corp.	1,257	95,205
Target Corp.	1,177	116,111
Tyson Foods, Inc. Class A	738	41,284
Walgreens Boots Alliance, Inc.	1,838	21,100
Walmart, Inc.	42,270	4,133,161
		29,331,191
Energy — 4.1%
APA Corp.	978	17,888
Baker Hughes Co.	2,542	97,460
Chevron Corp.	21,416	3,066,557
ConocoPhillips	55,004	4,936,059
Coterra Energy, Inc.	1,967	49,922
Devon Energy Corp.	1,686	53,632
Diamondback Energy, Inc.	6,095	837,453
EOG Resources, Inc.	1,407	168,291
EQT Corp.	1,559	90,921
Expand Energy Corp.	14,387	1,682,416
Exxon Mobil Corp.	24,007	2,587,955
Halliburton Co.	2,228	45,407
Hess Corp.	709	98,225
Kinder Morgan, Inc.	4,966	146,000
Marathon Petroleum Corp.	791	131,393
Occidental Petroleum Corp.	1,826	76,710
ONEOK, Inc.	1,594	130,118
Phillips 66	9,723	1,159,954
Range Resources Corp.	67,204	2,733,187
Schlumberger NV	105,677	3,571,883
Targa Resources Corp.	561	97,659
TechnipFMC PLC	74,567	2,568,087
Texas Pacific Land Corp.	49	51,763
Valero Energy Corp.	25,734	3,459,164
Williams Cos., Inc.	3,132	196,721
		28,054,825

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financials — 14.9%
Adyen NV (a) (b)	496	$910,711
Aflac, Inc.	1,270	133,934
Allstate Corp.	26,552	5,345,183
American Express Co.	13,624	4,345,784
American International Group, Inc.	1,485	127,101
Ameriprise Financial, Inc.	247	131,831
Annaly Capital Management, Inc.	56,461	1,062,596
Aon PLC Class A	555	198,002
Apollo Global Management, Inc.	1,163	164,995
Arch Capital Group Ltd.	962	87,590
ARES Management Corp. Class A	4,314	747,185
Arthur J Gallagher & Co.	660	211,279
Assurant, Inc.	130	25,674
Bank of America Corp.	74,663	3,533,053
Bank of New York Mellon Corp.	1,843	167,916
Berkshire Hathaway, Inc. Class B (a)	18,897	9,179,596
Blackrock, Inc.	375	393,469
Blackstone, Inc.	1,880	281,210
Brown & Brown, Inc.	719	79,716
Capital One Financial Corp.	5,925	1,260,603
Cboe Global Markets, Inc.	268	62,500
Charles Schwab Corp.	78,088	7,124,749
Chubb Ltd.	5,362	1,553,479
Cincinnati Financial Corp.	401	59,717
Citigroup, Inc.	19,882	1,692,356
Citizens Financial Group, Inc.	1,121	50,165
CME Group, Inc.	4,891	1,348,057
Coinbase Global, Inc. Class A (a)	544	190,667
Corebridge Financial, Inc.	49,968	1,773,864
Corpay, Inc. (a)	3,949	1,310,357
Erie Indemnity Co. Class A	63	21,848
Everest Group Ltd.	110	37,384
FactSet Research Systems, Inc.	97	43,386
Fidelity National Information Services, Inc.	1,360	110,718
Fifth Third Bancorp	1,719	70,702
Fiserv, Inc. (a)	17,605	3,035,278
Franklin Resources, Inc.	768	18,317
Global Payments, Inc.	635	50,825
Globe Life, Inc.	215	26,722
Goldman Sachs Group, Inc.	5,323	3,767,353
Hartford Insurance Group, Inc.	738	93,630
Huntington Bancshares, Inc.	64,523	1,081,405
Intercontinental Exchange, Inc.	21,206	3,890,665
Invesco Ltd.	1,218	19,208
Jack Henry & Associates, Inc.	187	33,692
JP Morgan Chase & Co.	45,088	13,071,462
KeyCorp.	96,487	1,680,804
KKR & Co., Inc.	1,735	230,807
Loews Corp.	456	41,797
M&T Bank Corp.	427	82,834
MarketAxess Holdings, Inc.	97	21,664
Marsh & McLennan Cos., Inc.	5,870	1,283,417
Mastercard, Inc. Class A	10,094	5,672,222
MetLife, Inc.	7,525	605,160
Moody’s Corp.	398	199,633
Morgan Stanley	3,180	447,935
MSCI, Inc.	200	115,348
Nasdaq, Inc.	1,063	95,053
Northern Trust Corp.	504	63,902

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PayPal Holdings, Inc. (a)	2,507	$186,320
PNC Financial Services Group, Inc.	1,018	189,776
Principal Financial Group, Inc.	540	42,892
Progressive Corp.	8,096	2,160,499
Prudential Financial, Inc.	910	97,770
Raymond James Financial, Inc.	474	72,697
Regions Financial Corp.	2,334	54,896
S&P Global, Inc.	3,208	1,691,546
State Street Corp.	741	78,798
Synchrony Financial	999	66,673
T. Rowe Price Group, Inc.	572	55,198
Tradeweb Markets, Inc. Class A	7,300	1,068,720
Travelers Cos., Inc.	14,838	3,969,759
Truist Financial Corp.	3,381	145,349
US Bancorp	4,008	181,362
Visa, Inc. Class A	35,063	12,449,118
W. R. Berkley Corp.	771	56,645
Wells Fargo & Co.	8,389	672,127
Willis Towers Watson PLC	257	78,770
		102,785,425
Health Care — 9.5%
Abbott Laboratories	20,861	2,837,305
AbbVie, Inc.	4,553	845,128
Agilent Technologies, Inc.	732	86,383
Alcon AG (c)	20,213	1,784,404
Align Technology, Inc. (a)	179	33,890
Amgen, Inc.	1,386	386,985
Argenx SE ADR (a)	2,336	1,287,650
AstraZeneca PLC Sponsored ADR	28,353	1,981,308
Baxter International, Inc.	1,313	39,758
Becton Dickinson & Co.	10,387	1,789,161
Bio-Techne Corp.	405	20,837
Biogen, Inc. (a)	378	47,473
Boston Scientific Corp. (a)	3,813	409,554
Bristol-Myers Squibb Co.	5,246	242,837
Cardinal Health, Inc.	620	104,160
Cencora, Inc.	14,961	4,486,056
Centene Corp. (a)	1,273	69,098
Charles River Laboratories International, Inc. (a)	135	20,484
Cigna Group	8,158	2,696,872
Cooper Cos., Inc. (a)	511	36,363
CVS Health Corp.	3,261	224,944
Danaher Corp.	10,469	2,068,046
DaVita, Inc. (a)	107	15,242
Dexcom, Inc. (a)	1,003	87,552
Edwards Lifesciences Corp. (a)	1,514	118,410
Elevance Health, Inc.	7,264	2,825,405
Eli Lilly & Co.	10,034	7,821,804
GE HealthCare Technologies, Inc. (a)	1,174	86,958
Gilead Sciences, Inc.	40,379	4,476,820
HCA Healthcare, Inc.	2,982	1,142,404
Henry Schein, Inc. (a)	339	24,764
Hologic, Inc. (a)	575	37,467
Humana, Inc.	309	75,544
IDEXX Laboratories, Inc. (a)	210	112,631
Incyte Corp. (a)	411	27,989
Insulet Corp. (a)	180	56,552

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intuitive Surgical, Inc. (a)	6,617	$3,595,744
IQVIA Holdings, Inc. (a)	430	67,764
Johnson & Johnson	6,202	947,356
Labcorp Holdings, Inc.	217	56,965
McKesson Corp.	322	235,955
Medtronic PLC	3,295	287,225
Merck & Co., Inc.	6,501	514,619
Mettler-Toledo International, Inc. (a)	944	1,108,936
Moderna, Inc. (a)	868	23,948
Molina Healthcare, Inc. (a)	4,886	1,455,539
Natera, Inc. (a)	5,408	913,628
Pfizer, Inc.	14,656	355,261
Quest Diagnostics, Inc.	14,599	2,622,418
Regeneron Pharmaceuticals, Inc.	271	142,275
ResMed, Inc.	378	97,524
Revvity, Inc.	20,112	1,945,233
Solventum Corp. (a)	355	26,923
STERIS PLC	253	60,776
Stryker Corp.	6,594	2,608,784
Tenet Healthcare Corp. (a)	13,885	2,443,760
Thermo Fisher Scientific, Inc.	1,367	554,264
UnitedHealth Group, Inc.	18,479	5,764,894
Universal Health Services, Inc. Class B	151	27,354
Vertex Pharmaceuticals, Inc. (a)	2,902	1,291,970
Viatris, Inc.	3,061	27,335
Waters Corp. (a)	154	53,752
West Pharmaceutical Services, Inc.	187	40,916
Zimmer Biomet Holdings, Inc.	515	46,973
Zoetis, Inc.	1,151	179,498
		65,905,827
Industrials — 9.7%
3M Co.	1,394	212,223
A.O. Smith Corp.	316	20,720
Allegion PLC	222	31,995
AMETEK, Inc.	27,630	4,999,925
Automatic Data Processing, Inc.	1,045	322,278
Axon Enterprise, Inc. (a)	190	157,309
Boeing Co. (a)	10,511	2,202,370
Booz Allen Hamilton Holding Corp.	7,109	740,260
Broadridge Financial Solutions, Inc.	5,212	1,266,672
Builders FirstSource, Inc. (a)	294	34,307
C.H. Robinson Worldwide, Inc.	302	28,977
Carrier Global Corp.	2,074	151,796
Caterpillar, Inc.	1,212	470,511
Cintas Corp.	881	196,348
Copart, Inc. (a)	2,252	110,506
CSX Corp.	4,842	157,994
Cummins, Inc.	353	115,608
Dayforce, Inc. (a)	407	22,544
Deere & Co.	11,562	5,879,161
Delta Air Lines, Inc.	1,683	82,770
Dover Corp.	352	64,497
Eaton Corp. PLC	1,015	362,345
Emerson Electric Co.	1,448	193,062
Equifax, Inc.	7,873	2,042,020
Expeditors International of Washington, Inc.	360	41,130
Fastenal Co.	2,945	123,690

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FedEx Corp.	569	$129,339
Ferguson Enterprises, Inc.	5,636	1,227,239
Fortive Corp.	875	45,614
GE Vernova, Inc.	708	374,638
Generac Holdings, Inc. (a)	157	22,484
General Dynamics Corp.	651	189,871
General Electric Co.	31,381	8,077,156
Honeywell International, Inc.	1,656	385,649
Howmet Aerospace, Inc.	1,040	193,575
Hubbell, Inc.	137	55,952
Huntington Ingalls Industries, Inc.	100	24,146
IDEX Corp.	194	34,061
Illinois Tool Works, Inc.	686	169,613
Ingersoll Rand, Inc.	15,455	1,285,547
Jacobs Solutions, Inc.	316	41,538
JB Hunt Transport Services, Inc.	202	29,007
Johnson Controls International PLC	1,696	179,132
L3Harris Technologies, Inc.	7,231	1,813,824
Leidos Holdings, Inc.	337	53,165
Lennox International, Inc.	83	47,579
Lockheed Martin Corp.	539	249,632
Masco Corp.	543	34,947
Nordson Corp.	139	29,797
Norfolk Southern Corp.	18,554	4,749,267
Northrop Grumman Corp.	3,159	1,579,437
Old Dominion Freight Line, Inc.	17,260	2,801,298
Otis Worldwide Corp.	1,019	100,901
Owens Corning	6,258	860,600
PACCAR, Inc.	1,348	128,141
Parker-Hannifin Corp.	7,374	5,150,518
Paychex, Inc.	824	119,859
Paycom Software, Inc.	121	27,999
Pentair PLC	6,329	649,735
Quanta Services, Inc.	380	143,670
Republic Services, Inc.	13,779	3,398,039
Rockwell Automation, Inc.	4,745	1,576,147
Rollins, Inc.	725	40,905
RTX Corp.	3,444	502,893
Snap-on, Inc.	136	42,320
Southwest Airlines Co. (c)	1,522	49,374
Stanley Black & Decker, Inc.	396	26,829
Textron, Inc.	469	37,656
Trane Technologies PLC	577	252,386
TransDigm Group, Inc.	751	1,142,001
Uber Technologies, Inc. (a)	5,390	502,887
Union Pacific Corp.	12,531	2,883,132
United Airlines Holdings, Inc. (a)	845	67,287
United Parcel Service, Inc. Class B	1,879	189,666
United Rentals, Inc.	168	126,571
Veralto Corp.	635	64,103
Verisk Analytics, Inc.	363	113,075
W.W. Grainger, Inc.	114	118,587
Waste Management, Inc.	939	214,862
Westinghouse Air Brake Technologies Corp.	19,108	4,000,260
Xylem, Inc.	4,532	586,260
		66,971,188

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 31.0%
Accenture PLC Class A	9,154	$2,736,039
Adobe, Inc. (a)	1,098	424,794
Advanced Micro Devices, Inc. (a)	4,179	593,000
Akamai Technologies, Inc. (a)	385	30,708
Amphenol Corp. Class A	22,450	2,216,937
Analog Devices, Inc.	16,656	3,964,461
ANSYS, Inc. (a)	224	78,673
Apple, Inc.	156,371	32,082,638
Applied Materials, Inc.	2,088	382,250
AppLovin Corp. Class A (a)	4,122	1,443,030
Arista Networks, Inc. (a)	2,654	271,531
ASML Holding NV	1,074	860,693
Autodesk, Inc. (a)	552	170,883
Broadcom, Inc.	60,009	16,541,481
Cadence Design Systems, Inc. (a)	704	216,938
CDW Corp.	342	61,078
Cisco Systems, Inc.	10,255	711,492
Cognizant Technology Solutions Corp. Class A	1,270	99,098
Corning, Inc.	1,979	104,076
Crowdstrike Holdings, Inc. Class A (a)	2,418	1,231,512
Dell Technologies, Inc. Class C	772	94,647
Enphase Energy, Inc. (a)	356	14,115
EPAM Systems, Inc. (a)	145	25,639
F5, Inc. (a)	147	43,265
Fair Isaac Corp. (a)	635	1,160,755
First Solar, Inc. (a)	274	45,358
Fortinet, Inc. (a)	1,634	172,746
Gartner, Inc. (a)	200	80,844
Gen Digital, Inc.	1,396	41,042
GoDaddy, Inc. Class A (a)	362	65,182
Hewlett Packard Enterprise Co.	3,371	68,937
HP, Inc.	2,407	58,875
HubSpot, Inc. (a)	1,991	1,108,250
Intel Corp.	49,080	1,099,392
International Business Machines Corp.	2,395	705,998
Intuit, Inc.	4,487	3,534,096
Jabil, Inc.	282	61,504
Juniper Networks, Inc.	846	33,781
Keysight Technologies, Inc. (a)	38,608	6,326,307
KLA Corp.	2,100	1,881,054
Lam Research Corp.	3,299	321,125
Microchip Technology, Inc.	1,382	97,251
Micron Technology, Inc.	2,881	355,083
Microsoft Corp.	107,321	53,382,539
Monolithic Power Systems, Inc.	123	89,960
Motorola Solutions, Inc.	430	180,798
NetApp, Inc.	528	56,258
NVIDIA Corp.	308,326	48,712,425
NXP Semiconductors NV	653	142,674
ON Semiconductor Corp. (a)	1,082	56,708
Oracle Corp.	7,736	1,691,322
Palantir Technologies, Inc. Class A (a)	5,483	747,442
Palo Alto Networks, Inc. (a)	1,702	348,297
PTC, Inc. (a)	309	53,253
QUALCOMM, Inc.	2,842	452,617
Ralliant Corp.	292	14,143
Roper Technologies, Inc.	2,732	1,548,607

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Salesforce, Inc.	6,970	$1,900,649
Samsara, Inc. Class A (a)	16,060	638,867
Seagate Technology Holdings PLC	544	78,515
ServiceNow, Inc. (a)	4,237	4,355,975
Shopify, Inc. Class A (a)	15,538	1,792,308
Skyworks Solutions, Inc.	413	30,777
Snowflake, Inc. Class A (a)	9,120	2,040,782
Super Micro Computer, Inc. (a) (c)	1,293	63,370
Synopsys, Inc. (a)	3,872	1,985,097
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	16,164	3,660,984
TE Connectivity PLC	16,895	2,849,680
Teledyne Technologies, Inc. (a)	3,519	1,802,819
Teradyne, Inc.	418	37,587
Texas Instruments, Inc.	19,791	4,109,007
Trimble, Inc. (a)	631	47,943
Tyler Technologies, Inc. (a)	110	65,212
VeriSign, Inc.	212	61,226
Western Digital Corp.	900	57,591
Workday, Inc. Class A (a)	558	133,920
Zebra Technologies Corp. Class A (a)	133	41,012
		214,846,922
Materials — 3.3%
Air Products & Chemicals, Inc.	571	161,056
Albemarle Corp. (c)	312	19,553
Amcor PLC	5,865	53,899
Avery Dennison Corp.	206	36,147
Ball Corp.	25,981	1,457,274
CF Industries Holdings, Inc.	417	38,364
Corteva, Inc.	1,760	131,173
Dow, Inc.	1,806	47,823
DuPont de Nemours, Inc.	1,073	73,597
Eastman Chemical Co.	295	22,025
Ecolab, Inc.	647	174,328
Franco-Nevada Corp. (c)	1,796	294,400
Freeport-McMoRan, Inc.	30,856	1,337,607
International Flavors & Fragrances, Inc.	656	48,249
International Paper Co.	77,525	3,630,496
Linde PLC (LIN US)	14,383	6,748,216
LyondellBasell Industries NV Class A	666	38,535
Martin Marietta Materials, Inc.	157	86,187
Mosaic Co.	815	29,731
Newmont Corp. (NEM US)	2,869	167,148
Nucor Corp.	603	78,113
Packaging Corp. of America	6,404	1,206,834
PPG Industries, Inc.	10,028	1,140,685
Sherwin-Williams Co.	14,151	4,858,887
Smurfit WestRock PLC	1,270	54,800
Steel Dynamics, Inc.	7,101	908,999
Vulcan Materials Co.	340	88,679
		22,932,805
Real Estate — 1.4%
Alexandria Real Estate Equities, Inc.	391	28,398
American Tower Corp.	1,206	266,550
AvalonBay Communities, Inc.	1,663	338,421
BXP, Inc.	373	25,166

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Camden Property Trust	272	$30,652
CBRE Group, Inc. Class A (a)	759	106,351
CoStar Group, Inc. (a)	1,082	86,993
Crown Castle, Inc.	1,116	114,647
Digital Realty Trust, Inc.	812	141,556
Equinix, Inc.	252	200,458
Equity Residential	877	59,189
Essex Property Trust, Inc.	4,687	1,328,296
Extra Space Storage, Inc.	544	80,207
Federal Realty Investment Trust	202	19,188
Healthpeak Properties, Inc.	1,787	31,290
Host Hotels & Resorts, Inc.	1,778	27,310
Invitation Homes, Inc.	1,462	47,954
Iron Mountain, Inc.	755	77,440
Kimco Realty Corp.	1,746	36,701
Mid-America Apartment Communities, Inc.	301	44,551
Prologis, Inc.	2,382	250,396
Public Storage	7,144	2,096,193
Realty Income Corp.	2,328	134,116
Regency Centers Corp.	417	29,703
SBA Communications Corp.	277	65,051
Simon Property Group, Inc.	788	126,679
UDR, Inc.	771	31,480
Ventas, Inc.	1,163	73,443
VICI Properties, Inc.	34,410	1,121,766
Welltower, Inc.	15,719	2,416,482
Weyerhaeuser Co.	1,863	47,860
		9,484,487
Utilities — 2.0%
AES Corp.	1,926	20,262
Alliant Energy Corp.	661	39,971
Ameren Corp.	40,365	3,876,655
American Electric Power Co., Inc.	1,369	142,048
American Water Works Co., Inc.	7,727	1,074,903
Atmos Energy Corp. (c)	16,210	2,498,123
CenterPoint Energy, Inc.	1,673	61,466
CMS Energy Corp.	767	53,138
Consolidated Edison, Inc.	928	93,125
Constellation Energy Corp.	807	260,467
Dominion Energy, Inc.	2,198	124,231
DTE Energy Co.	532	70,469
Duke Energy Corp.	1,993	235,174
Edison International	993	51,239
Entergy Corp.	1,150	95,588
Evergy, Inc.	591	40,738
Eversource Energy	941	59,866
Exelon Corp.	2,581	112,067
FirstEnergy Corp.	1,316	52,982
NextEra Energy, Inc.	5,307	368,412
NiSource, Inc.	1,216	49,053
NRG Energy, Inc.	504	80,932
PG&E Corp.	5,633	78,524
Pinnacle West Capital Corp.	307	27,467
PPL Corp.	1,896	64,255
Public Service Enterprise Group, Inc.	1,280	107,750
Sempra	1,681	127,369
Southern Co.	10,839	995,345

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vistra Corp.	875	$169,584
WEC Energy Group, Inc.	816	85,027
Xcel Energy, Inc.	44,390	3,022,959
		14,139,189
TOTAL COMMON STOCK (Cost $613,310,096)		689,519,858
TOTAL EQUITIES (Cost $613,310,096)		689,519,858
TOTAL LONG-TERM INVESTMENTS (Cost $613,310,096)		689,519,858
Short-Term Investments — 1.1%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (d)	131,158	131,158
Mutual Fund — 0.9%
T. Rowe Price Government Reserve Investment Fund, 1.200% (e)	6,404,143	6,404,143
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (f)	$1,175,101	1,175,101
TOTAL SHORT-TERM INVESTMENTS (Cost $7,710,402)		7,710,402
TOTAL INVESTMENTS — 100.7% (Cost $621,020,498) (g)		697,230,260
Other Assets/(Liabilities) — (0.7)%		(5,097,734)
NET ASSETS — 100.0%		$692,132,526

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $910,711 or 0.13% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $3,810,580 or 0.55% of net assets. The Fund received $3,798,657 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(e)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(f)	Maturity value of $1,175,191. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $1,198,699.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/19/25	1	$301,630	$11,058

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.7%
Common Stock — 98.7%
Argentina — 0.1%
Vista Energy SAB de CV (a)	2,357	$112,688
Australia — 9.0%
Ausgold Ltd. (a)	72,281	30,861
BHP Group Ltd.	105,576	2,537,468
Capricorn Metals Ltd. (a)	55,268	353,299
Emerald Resources NL (a) (b)	91,699	240,321
Evolution Mining Ltd.	5,954	31,054
Fortescue Ltd. (b)	16,152	162,546
Genesis Minerals Ltd. (a) (b)	28,915	83,279
Glencore PLC	265,468	1,033,700
Goodman Group	35,761	806,038
Mirvac Group	118,599	172,120
Northern Star Resources Ltd.	29,733	367,759
Ora Banda Mining Ltd. (a)	120,532	61,860
Predictive Discovery Ltd. (a)	555,703	142,849
Rio Tinto Ltd. (b)	5,874	414,205
Rio Tinto PLC	20,507	1,194,995
Scentre Group	82,181	193,153
Sovereign Metals Ltd. (a)	52,210	23,047
Turaco Gold Ltd. (a)	66,975	19,838
Woodside Energy Group Ltd. (b)	17,498	269,672
		8,138,064
Bahrain — 0.1%
Aluminium Bahrain BSC	34,242	89,421
Belgium — 0.6%
Aedifica SA	1,749	136,026
Shurgard Self Storage Ltd. (a) (b) (c) (d)	5,125	—
Syensqo SA	1,441	111,484
Warehouses De Pauw CVA (b)	12,984	316,458
		563,968
Brazil — 2.6%
ERO Copper Corp. (a)	15,675	264,751
Vale SA	62,284	603,569
Wheaton Precious Metals Corp.	16,288	1,464,754
		2,333,074
Canada — 12.5%
Agnico Eagle Mines Ltd. (AEM CN)	11,540	1,374,885
Agnico Eagle Mines Ltd. (AEM US)	2,001	237,979
Alamos Gold, Inc. Class A (AGI CN)	23,863	634,711
Alamos Gold, Inc. Class A (AGI US)	7,040	186,982

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Artemis Gold, Inc. (a)	18,128	$329,745
Barrick Mining Corp.	11,608	241,679
Cameco Corp.	7,473	554,721
Canadian Apartment Properties REIT	5,696	185,761
Canadian Natural Resources Ltd.	18,270	574,229
Capstone Copper Corp. (a)	45,231	277,680
Champion Iron Ltd. (b)	40,454	111,044
Colliers International Group, Inc. (b)	1,796	234,450
Dundee Precious Metals, Inc.	2,582	41,486
Enbridge, Inc.	13,456	609,826
Equinox Gold Corp. (a) (b)	8,407	48,525
Foran Mining Corp. (a)	41,364	92,646
Franco-Nevada Corp.	9,672	1,587,934
G Mining Ventures Corp. (a)	26,574	346,969
Kinross Gold Corp.	14,007	218,887
Lundin Gold, Inc.	5,345	282,214
NGEx Minerals Ltd. (a)	16,996	198,448
NuVista Energy Ltd. (a)	1,340	14,741
OR Royalties, Inc. (b)	20,358	523,246
Precision Drilling Corp. (a) (b)	1,588	75,205
Robex Resources, Inc. (a)	8,332	19,741
Skeena Resources Ltd. (a)	25,752	409,611
Snowline Gold Corp. (a)	26,493	162,645
South Bow Corp. (SOBO CN) (b)	7,189	186,621
Suncor Energy, Inc. (SU CN)	12,444	466,142
Teck Resources Ltd. Class B	13,003	525,061
Torex Gold Resources, Inc. (a)	1,684	54,932
Tourmaline Oil Corp.	4,016	193,759
Wesdome Gold Mines Ltd. (a)	8,453	117,755
West Fraser Timber Co. Ltd. (WFG (CN)	2,945	215,963
		11,336,223
Chile — 0.2%
Antofagasta PLC	6,072	150,862
China — 0.6%
Zijin Mining Group Co. Ltd. Class H	214,000	544,709
Congo — 0.2%
Ivanhoe Mines Ltd. Class A (a) (b)	23,538	176,827
Finland — 0.7%
Kojamo OYJ (a) (b)	23,908	311,861
Stora Enso OYJ Class R (b)	17,260	187,135
UPM-Kymmene OYJ	5,375	146,750
		645,746
France — 1.5%
Air Liquide SA	2,478	511,821
SPIE SA	1,725	97,049
TotalEnergies SE	12,755	784,526
		1,393,396
Germany — 1.3%
BASF SE	5,469	269,756
Heidelberg Materials AG	1,335	313,650
KION Group AG	3,866	215,243

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
LEG Immobilien SE	1,537	$136,364
Symrise AG	1,606	168,635
thyssenkrupp AG	8,572	92,051
		1,195,699
Hong Kong — 0.6%
Kerry Properties Ltd.	56,500	145,971
Sun Hung Kai Properties Ltd.	20,000	229,650
Swire Properties Ltd.	69,600	174,016
		549,637
India — 0.1%
Nexus Select Trust	72,104	116,866
Italy — 0.2%
Interpump Group SpA (b)	3,690	153,675
Ivory Coast — 0.2%
Endeavour Mining PLC	4,908	151,340
Japan — 2.7%
Invincible Investment Corp.	309	133,019
Japan Prime Realty Investment Corp. (b)	216	138,889
Japan Real Estate Investment Corp.	179	146,543
Kajima Corp.	3,500	91,194
Kubota Corp.	11,000	123,330
Kyushu Railway Co.	7,600	196,628
Mitsubishi Estate Co. Ltd.	27,400	512,655
Mitsui Fudosan Co. Ltd.	19,700	190,311
Nippon Prologis REIT, Inc.	225	124,274
Nippon Sanso Holdings Corp.	3,200	121,003
Nippon Steel Corp.	16,100	305,504
Nomura Real Estate Holdings, Inc.	15,700	91,792
Open House Group Co. Ltd.	4,500	203,626
Shimizu Corp.	5,800	64,698
		2,443,466
Kazakhstan — 0.2%
NAC Kazatomprom JSC GDR (e)	4,960	214,473
Luxembourg — 0.3%
ArcelorMittal SA	7,490	236,744
Mexico — 0.9%
Grupo Mexico SAB de CV Series B	44,107	266,200
Industrias Penoles SAB de CV (a)	9,103	254,512
Southern Copper Corp.	2,574	260,412
		781,124
Netherlands — 0.2%
Akzo Nobel NV	2,400	167,959
Norway — 0.1%
Var Energi ASA	19,277	61,800
Portugal — 0.3%
Galp Energia SGPS SA	17,049	312,994

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of Korea — 0.3%
POSCO Holdings, Inc.	1,339	$259,640
Russia — 0.0%
Alrosa PJSC (a) (c) (d)	688,100	—
Polyus PJSC (a) (c) (d)	22,820	—
		—
Saudi Arabia — 0.2%
Saudi Arabian Mining Co. (a)	9,884	141,274
Singapore — 0.6%
CapitaLand Integrated Commercial Trust	112,006	191,187
Digital Core REIT Management Pte. Ltd.	137,300	72,829
Keppel DC REIT	134,400	246,353
		510,369
South Africa — 3.2%
Anglo American PLC	24,045	709,839
Gold Fields Ltd.	24,299	575,602
Harmony Gold Mining Co. Ltd.	13,686	189,772
Impala Platinum Holdings Ltd. (a)	55,004	494,194
Northam Platinum Holdings Ltd. (b)	12,289	133,003
Sibanye Stillwater Ltd. (a) (b)	73,336	134,339
Valterra Platinum Ltd. (VAL SJ)	11,585	517,582
Valterra Platinum Ltd. (VALT LN) (a)	2,723	119,607
		2,873,938
Spain — 0.2%
Cellnex Telecom SA (e)	5,223	203,404
Taiwan — 0.1%
China Steel Corp.	177,000	113,963
United Kingdom — 2.4%
Anglogold Ashanti PLC (a) (c) (d)	4,404	200,690
Anglogold Ashanti PLC (ANG SJ)	4,953	225,716
Anglogold Ashanti PLC (AU US)	6,219	283,400
Big Yellow Group PLC	14,969	207,987
Persimmon PLC	10,228	182,135
Segro PLC	49,861	465,240
TechnipFMC PLC	9,500	327,180
UNITE Group PLC	13,416	156,627
Yellow Cake PLC (a) (e)	12,055	87,252
		2,136,227
United States — 55.3%
Acadia Realty Trust	29,034	539,161
Alcoa Corp.	3,569	105,321
Alexandria Real Estate Equities, Inc.	1,526	110,833
Ameren Corp.	1,157	111,118
American Homes 4 Rent Class A	22,286	803,856
American Tower Corp.	7,429	1,641,958
Amrize Ltd. (a)	2,819	140,621
Apple Hospitality REIT, Inc.	13,237	154,476
AvalonBay Communities, Inc.	5,468	1,112,738

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Baker Hughes Co.	6,989	$267,958
BP PLC	48,053	239,710
Camden Property Trust	2,018	227,408
Carpenter Technology Corp.	155	42,839
CBRE Group, Inc. Class A (a)	721	101,027
Chevron Corp.	6,464	925,580
Coeur Mining, Inc. (a)	10,092	89,415
ConocoPhillips	10,213	916,515
Constellation Energy Corp.	348	112,320
Corteva, Inc.	2,911	216,957
Crown Castle, Inc.	4,251	436,705
CubeSmart	17,322	736,185
Diamondback Energy, Inc.	2,259	310,387
Digital Realty Trust, Inc.	1,366	238,135
Douglas Emmett, Inc.	19,028	286,181
DuPont de Nemours, Inc.	3,142	215,510
EastGroup Properties, Inc.	4,849	810,365
EOG Resources, Inc.	5,473	654,626
EQT Corp.	7,075	412,614
Equinix, Inc.	3,240	2,577,323
Equity LifeStyle Properties, Inc.	9,896	610,286
Equity Residential	14,815	999,864
Essex Property Trust, Inc.	4,136	1,172,142
Expand Energy Corp.	2,924	341,933
Expro Group Holdings NV (a)	12,970	111,412
Exxon Mobil Corp.	10,717	1,155,293
Federal Realty Investment Trust	1,202	114,178
Flowco Holdings, Inc. Class A	1,581	28,158
Freeport-McMoRan, Inc.	41,807	1,812,333
Gaming & Leisure Properties, Inc.	9,973	465,540
Healthcare Realty Trust, Inc.	2,889	45,820
Hess Corp.	2,080	288,163
HF Sinclair Corp.	4,686	192,501
Hilton Worldwide Holdings, Inc.	462	123,049
Holcim AG	2,819	210,123
International Paper Co.	4,534	212,327
Ivanhoe Electric, Inc. (a)	22,032	199,830
Kilroy Realty Corp.	4,653	159,644
Kimco Realty Corp.	7,257	152,542
Kinder Morgan, Inc.	6,153	180,898
Knife River Corp. (a)	1,543	125,970
Kodiak Gas Services, Inc.	3,736	128,033
Linde PLC (LIN US)	1,771	830,918
Lineage, Inc. (b)	2,289	99,617
Louisiana-Pacific Corp.	1,606	138,100
Marathon Petroleum Corp.	3,754	623,577
Newmont Corp. (NEM AU)	3,460	201,761
Newmont Corp. (NEM US)	22,067	1,285,623
NextEra Energy, Inc.	3,864	268,239
NRG Energy, Inc.	947	152,069
Nucor Corp.	4,172	540,441
ONEOK, Inc.	5,019	409,701
Ovintiv, Inc.	5,938	225,941
Packaging Corp. of America	1,073	202,207
Pebblebrook Hotel Trust	9,572	95,624
Permian Resources Corp.	14,775	201,235
Phillips 66	4,094	488,414
PPG Industries, Inc.	829	94,299

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Prologis, Inc.	18,718	$1,967,636
Public Storage	5,076	1,489,400
Range Resources Corp.	5,722	232,714
Rayonier, Inc.	8,653	191,924
Regency Centers Corp.	16,124	1,148,512
Reliance, Inc.	1,885	591,701
Rexford Industrial Realty, Inc.	24,348	866,058
Royal Gold, Inc.	1,284	228,347
RPM International, Inc.	1,565	171,900
SBA Communications Corp.	1,002	235,310
Schlumberger NV	13,727	463,973
Shell PLC	36,011	1,261,926
Sherwin-Williams Co.	1,159	397,954
Simon Property Group, Inc.	7,713	1,239,942
Smartstop Self Storage REIT, Inc.	12,315	446,172
Southern Co.	2,281	209,464
Steel Dynamics, Inc.	7,112	910,407
Sun Communities, Inc.	8,183	1,035,068
Targa Resources Corp.	2,775	483,072
Tenaris SA ADR	4,632	173,237
Terreno Realty Corp.	11,885	666,392
Uranium Energy Corp. (a)	39,860	271,048
Valero Energy Corp.	3,709	498,564
Ventas, Inc.	19,345	1,221,637
VICI Properties, Inc.	6,413	209,064
Viper Energy, Inc.	4,809	183,367
Vornado Realty Trust	10,095	386,033
Warrior Met Coal, Inc.	3,420	156,739
Weatherford International PLC	3,134	157,672
Welltower, Inc.	14,753	2,267,979
Weyerhaeuser Co.	5,866	150,698
Williams Cos., Inc.	13,540	850,447
		49,990,004
Vietnam — 0.7%
Hoa Phat Group JSC (a)	747,756	650,189
Zambia — 0.5%
First Quantum Minerals Ltd. (a)	26,005	461,950
TOTAL COMMON STOCK (Cost $84,987,085)		89,211,713
Preferred Stock — 0.0%
United States — 0.0%
Lilac Solutions, Inc., Series B, (Acquired 9/08/21, Cost $329,342) (a) (f) (g)	25,087	251
TOTAL PREFERRED STOCK (Cost $329,342)		251
TOTAL EQUITIES (Cost $85,316,427)		89,211,964
Mutual Funds — 0.1%
Canada — 0.1%
Sprott Physical Uranium Trust (a)	4,700	88,012

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $105,361)		$88,012
TOTAL LONG-TERM INVESTMENTS (Cost $85,421,788)		89,299,976
Short-Term Investments — 1.7%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (h)	560,811	560,811
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.200% (i)	107	107
	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (j)	$967,333	967,333
TOTAL SHORT-TERM INVESTMENTS (Cost $1,528,251)		1,528,251
TOTAL INVESTMENTS — 100.5% (Cost $86,950,039) (k)		90,828,227
Other Assets/(Liabilities) — (0.5)%		(425,021)
NET ASSETS — 100.0%		$90,403,206

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $2,821,183 or 3.12% of net assets. The Fund received $2,390,893 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $200,690 or 0.22% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $505,129 or 0.56% of net assets.
(f)	Restricted security. Certain securities are restricted to resale. At June 30, 2025, these securities amounted to a value of $251 or 0.00% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	This security is valued using an agreed upon price from an executed securities purchase agreement. The total value of these securities as of June 30, 2025 was $251.
(h)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(i)	Rate disclosed is the 7-day net yield as of June 30, 2025.

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

(j)	Maturity value of $967,407. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $986,861.
(k)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.7%
Common Stock — 97.6%
Communication Services — 2.8%
Advantage Solutions, Inc. (a) (b)	20,367	$26,885
AST SpaceMobile, Inc. (a) (b)	274	12,804
Atlanta Braves Holdings, Inc. Class C (a)	2,217	103,689
Charter Communications, Inc. Class A (a)	663	271,041
ESC GCI Liberty, Inc. (c) (d)	29,586	—
Liberty Broadband Corp. Class C (a)	1,957	192,530
Liberty Media Corp-Liberty Formula One Class C (a)	7,142	746,339
Liberty Media Corp-Liberty Live Class C (a)	10,182	826,371
Live Nation Entertainment, Inc. (a)	551	83,355
Madison Square Garden Sports Corp. (a)	292	61,014
Match Group, Inc.	6,024	186,081
MNTN, Inc. Class A (a)	1,234	26,988
New York Times Co. Class A	10,651	596,243
Pinterest, Inc. Class A (a)	14,385	515,846
Reddit, Inc. Class A (a)	2,567	386,513
Trade Desk, Inc. Class A (a)	6,769	487,300
Vimeo, Inc. (a)	7,383	29,827
		4,552,826
Consumer Discretionary — 9.4%
Abercrombie & Fitch Co. Class A (a)	578	47,887
Advance Auto Parts, Inc.	12,891	599,303
Aramark	5,629	235,686
Asbury Automotive Group, Inc. (a)	170	40,552
Bath & Body Works, Inc.	3,899	116,814
Birkenstock Holding PLC (a)	7,623	374,899
BJ's Restaurants, Inc. (a)	544	24,262
Boot Barn Holdings, Inc. (a)	404	61,408
Bright Horizons Family Solutions, Inc. (a)	2,064	255,090
Burlington Stores, Inc. (a)	3,236	752,823
Carvana Co. (a)	898	302,590
Cava Group, Inc. (a)	2,016	169,808
Champion Homes, Inc. (a)	1,761	110,256
Chewy, Inc., Class A (a)	2,034	86,689
Compass Group PLC	7,322	247,997
Domino's Pizza, Inc.	1,625	732,225
Dorman Products, Inc. (a)	639	78,386
DraftKings, Inc. Class A (a)	16,198	694,732
Duolingo, Inc. (a)	715	293,164
Dutch Bros, Inc. Class A (a)	3,159	215,981
Figs, Inc. Class A (a)	15,578	87,860
Floor & Decor Holdings, Inc. Class A (a)	4,478	340,149
Frontdoor, Inc. (a)	926	54,578
Global-e Online Ltd. (a)	1,853	62,150

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Grand Canyon Education, Inc. (a)	210	$39,690
Group 1 Automotive, Inc.	147	64,196
Hilton Worldwide Holdings, Inc.	3,226	859,213
Installed Building Products, Inc.	1,933	348,559
Kontoor Brands, Inc.	1,255	82,792
Life Time Group Holdings, Inc. (a)	2,354	71,397
Lululemon Athletica, Inc. (a)	901	214,060
Marriott Vacations Worldwide Corp.	1,372	99,209
Meritage Homes Corp.	806	53,978
Modine Manufacturing Co. (a)	837	82,444
Ollie's Bargain Outlet Holdings, Inc. (a)	229	30,178
On Holding AG, Class A (a)	5,391	280,602
Papa John's International, Inc.	1,348	65,971
Patrick Industries, Inc.	329	30,357
Peloton Interactive, Inc. Class A (a)	32,187	223,378
Planet Fitness, Inc. Class A (a)	8,080	881,124
Pool Corp.	87	25,359
PulteGroup, Inc.	2,792	294,444
Puma SE	10,079	275,193
Ralph Lauren Corp.	1,328	364,244
Red Rock Resorts, Inc. Class A	1,396	72,634
Ross Stores, Inc.	4,430	565,179
Savers Value Village, Inc. (a) (b)	15,083	153,847
Sportradar Group AG Class A (a)	3,851	108,136
Steven Madden Ltd.	2,541	60,933
Strategic Education, Inc.	2,414	205,504
Sweetgreen, Inc. Class A (a) (b)	6,239	92,836
Taylor Morrison Home Corp. (a)	1,063	65,289
Texas Roadhouse, Inc.	1,665	312,038
TopBuild Corp. (a)	440	142,446
Ulta Beauty, Inc. (a)	749	350,397
Under Armour, Inc. Class A (a)	7,170	48,971
United Parks & Resorts, Inc. (a)	134	6,318
Urban Outfitters, Inc. (a)	1,356	98,364
Vail Resorts, Inc.	13	2,043
VF Corp.	20,247	237,902
Victoria's Secret & Co. (a)	3,651	67,616
Viking Holdings Ltd. (a)	12,023	640,706
Visteon Corp. (a)	1,896	176,897
Wingstop, Inc.	1,651	555,958
Wyndham Hotels & Resorts, Inc.	1,514	122,952
Yum! Brands, Inc.	5,295	784,613
		15,243,256
Consumer Staples — 2.7%
BellRing Brands, Inc. (a)	1,628	94,310
Boston Beer Co., Inc. Class A (a)	11	2,099
Casey's General Stores, Inc.	1,028	524,558
Dollar Tree, Inc. (a)	6,821	675,552
Flowers Foods, Inc.	14,133	225,845
Grocery Outlet Holding Corp. (a)	8,194	101,769
Interparfums, Inc.	610	80,099
Kenvue, Inc.	32,075	671,330
Lamb Weston Holdings, Inc.	11,182	579,787
Maplebear, Inc. (a)	5,111	231,222
McCormick & Co., Inc.	4,479	339,598
Nomad Foods Ltd.	3,883	65,972
Olaplex Holdings, Inc. (a) (b)	39,942	55,919

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Post Holdings, Inc. (a)	1,807	$197,017
Primo Brands Corp.	53	1,570
Reynolds Consumer Products, Inc.	1,326	28,403
Simply Good Foods Co. (a)	3,928	124,086
TreeHouse Foods, Inc. (a)	4,775	92,730
Tyson Foods, Inc. Class A	5,477	306,383
Utz Brands, Inc.	2,559	32,115
		4,430,364
Energy — 5.4%
Antero Resources Corp. (a)	33	1,329
Baker Hughes Co.	5,009	192,045
Cactus, Inc. Class A	3,879	169,590
ChampionX Corp.	81	2,012
Cheniere Energy, Inc.	3,516	856,216
Delek US Holdings, Inc.	4,110	87,050
DT Midstream, Inc. (a)	10	1,099
Enerflex Ltd.	15,249	120,379
EQT Corp.	8,988	524,180
Expand Energy Corp.	11,304	1,321,890
Expro Group Holdings NV (a)	8,552	73,462
Gulfport Energy Corp. (a)	475	95,556
Kinetik Holdings, Inc.	1,216	53,565
Kodiak Gas Services, Inc.	2,219	76,045
Liberty Energy, Inc.	3,232	37,103
Magnolia Oil & Gas Corp. Class A (b)	8,506	191,215
Marathon Petroleum Corp.	2,438	404,976
Matador Resources Co.	5,657	269,952
MEG Energy Corp. (b)	2,461	46,500
Noble Corp. PLC	1,180	31,329
PBF Energy, Inc. Class A	6,236	135,134
Permian Resources Corp.	30,308	412,795
Phillips 66	3,635	433,655
Range Resources Corp.	5,862	238,408
Solaris Oilfield Infrastructure, Inc.	650	18,389
South Bow Corp. (SOBO CN) (b)	8,501	220,680
TechnipFMC PLC	51,486	1,773,178
Tidewater, Inc. (a)	7,167	330,614
Viper Energy, Inc.	12,778	487,225
Weatherford International PLC	3,653	183,782
		8,789,353
Financials — 16.4%
Allstate Corp.	2,420	487,170
Annaly Capital Management, Inc.	16,920	318,434
Assurant, Inc.	5,508	1,087,775
Ategrity Specialty Holdings LLC (a)	999	21,498
Axis Capital Holdings Ltd.	2,664	276,576
Baldwin Insurance Group, Inc. (a)	4,349	186,181
Banc of California, Inc.	19,004	267,006
BankUnited, Inc.	3,203	113,995
Blue Foundry Bancorp (a)	4,490	42,969
Byline Bancorp, Inc.	1,084	28,975
Cadence Bank	5,805	185,644
Cathay General Bancorp	1,881	85,642
Cboe Global Markets, Inc.	2,794	651,589
Coastal Financial Corp. (a)	2,076	201,102

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Columbia Banking System, Inc.	19,308	$451,421
Corebridge Financial, Inc.	13,345	473,747
Corpay, Inc. (a)	4,094	1,358,471
Definity Financial Corp.	1,520	88,594
Dime Community Bancshares, Inc.	2,910	78,395
Eagle Bancorp, Inc.	315	6,136
East West Bancorp, Inc.	4,465	450,876
Eastern Bankshares, Inc.	14,043	214,437
Edenred SE (b)	8,854	274,613
Encore Capital Group, Inc. (a)	1,370	53,033
Equity Bancshares, Inc. Class A	1,795	73,236
Etoro Group Ltd. Class A (a)	1,754	116,799
FB Financial Corp.	6,247	282,989
Fifth Third Bancorp	12,496	513,960
First Busey Corp.	830	18,995
Five Star Bancorp	2,377	67,840
Flagstar Financial, Inc.	15,827	167,766
FS Bancorp, Inc.	1,843	72,577
Goosehead Insurance, Inc. Class A	1,868	197,093
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (e) (f)	8,339	83
HA Sustainable Infrastructure Capital, Inc.	8,740	234,756
Hagerty, Inc. Class A (a)	95	960
Hamilton Lane, Inc. Class A	3,180	451,942
Hanover Insurance Group, Inc.	2,756	468,162
HarborOne Bancorp, Inc.	6,249	72,988
Home BancShares, Inc.	10,574	300,936
Horace Mann Educators Corp.	4,442	190,873
Houlihan Lokey, Inc.	1,435	258,228
International Bancshares Corp.	301	20,035
James River Group Holdings Ltd.	8,382	49,119
John Marshall Bancorp, Inc.	3,593	66,578
Kearny Financial Corp.	3,438	22,209
KeyCorp.	21,183	369,008
Lazard, Inc.	12,070	579,119
Lincoln National Corp.	6,560	226,976
Live Oak Bancshares, Inc.	9,631	287,004
Markel Group, Inc. (a)	134	267,646
MarketAxess Holdings, Inc.	1,892	422,559
Marqeta, Inc. Class A (a)	119,527	696,842
MSCI, Inc.	783	451,587
National Bank Holdings Corp. Class A	3,038	114,259
OneMain Holdings, Inc.	5,033	286,881
Origin Bancorp, Inc.	1,421	50,787
Oscar Health, Inc. Class A (a)	17,139	367,460
OTC Markets Group, Inc. Class A	1,118	63,726
Pacific Premier Bancorp, Inc.	5,231	110,322
Palomar Holdings, Inc. (a)	345	53,216
PennyMac Financial Services, Inc.	6,263	624,045
PennyMac Mortgage Investment Trust	9,313	119,765
Pinnacle Financial Partners, Inc.	5,799	640,268
PJT Partners, Inc. Class A	506	83,495
Ponce Financial Group, Inc. (a)	3,335	46,156
Popular, Inc.	7,729	851,813
PRA Group, Inc. (a)	5,782	85,285
Preferred Bank	1,819	157,425
Primerica, Inc.	289	79,091
Prosperity Bancshares, Inc.	2,997	210,509
Raymond James Financial, Inc.	3,579	548,911

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RenaissanceRe Holdings Ltd.	3,270	$794,283
Renasant Corp.	3,108	111,670
RLI Corp.	2,303	166,323
Root, Inc. Class A (a)	1,096	140,255
Ryan Specialty Holdings, Inc.	2,160	146,858
Sezzle, Inc. (a)	490	87,833
Shift4 Payments, Inc. Class A (a) (b)	461	45,690
Southern First Bancshares, Inc. (a)	1,331	50,618
SouthState Corp.	5,138	472,850
Sprott, Inc.	382	26,392
StepStone Group, Inc. Class A	10,106	560,883
Stifel Financial Corp.	234	24,285
StoneX Group, Inc. (a)	818	74,553
Synovus Financial Corp.	1,873	96,928
Texas Capital Bancshares, Inc. (a)	4,861	385,963
TMX Group Ltd.	5,191	220,029
Toast, Inc., Class A (a)	22,196	983,061
Towne Bank	6,784	231,877
TPG, Inc.	4,004	210,010
Tradeweb Markets, Inc. Class A	2,119	310,222
TWFG, Inc. (a)	3,393	118,755
Voya Financial, Inc.	6,288	446,448
Walker & Dunlop, Inc.	1,999	140,890
Webster Financial Corp.	7,447	406,606
Western Alliance Bancorp	11,019	859,262
White Mountains Insurance Group Ltd.	86	154,432
Willis Towers Watson PLC	1,455	445,958
WSFS Financial Corp.	2,282	125,510
		26,685,002
Health Care — 15.6%
10X Genomics, Inc. Class A (a)	1,684	19,501
ADMA Biologics, Inc. (a)	1,577	28,717
Agilent Technologies, Inc.	6,995	825,480
Agios Pharmaceuticals, Inc. (a)	561	18,659
Akero Therapeutics, Inc. (a)	2,265	120,860
Alcon AG (b)	5,051	445,902
Align Technology, Inc. (a)	1,584	299,899
Alignment Healthcare, Inc. (a)	16,150	226,100
Alkermes PLC (a)	11,231	321,319
Alnylam Pharmaceuticals, Inc. (a)	3,981	1,298,164
AnaptysBio, Inc. (a) (b)	697	15,473
Applied Therapeutics, Inc. (a)	30,939	9,625
Arcellx, Inc. (a)	2,819	185,631
Argenx SE ADR (a)	854	470,742
Arrowhead Pharmaceuticals, Inc. (a)	1,217	19,229
Arvinas, Inc. (a)	1,114	8,199
Ascendis Pharma AS ADR (a)	3,780	652,428
Autolus Therapeutics PLC ADR (a)	2,605	5,939
Avanos Medical, Inc. (a)	6,204	75,937
Avantor, Inc. (a)	42,040	565,858
Avidity Biosciences, Inc. (a)	6,514	184,998
Axsome Therapeutics, Inc. (a)	630	65,766
Baxter International, Inc.	24,128	730,596
Beam Therapeutics, Inc. (a)	330	5,613
Bio-Rad Laboratories, Inc. Class A (a)	58	13,997
Bio-Techne Corp.	9,011	463,616
Biogen, Inc. (a)	900	113,031

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BioLife Solutions, Inc. (a)	5,389	$116,079
BioNTech SE ADR (a)	1,708	181,851
Black Diamond Therapeutics, Inc. (a)	13,909	34,494
Blueprint Medicines Corp. (a)	672	86,137
BrightSpring Health Services, Inc. (a)	6,228	146,919
Bruker Corp.	9,836	405,243
Cabaletta Bio, Inc. (a)	9,768	14,847
Caris Life Sciences, Inc. (a)	7,467	199,518
Celldex Therapeutics, Inc. (a)	2,041	41,534
Centessa Pharmaceuticals PLC ADR (a)	1,056	13,876
Concentra Group Holdings Parent, Inc.	34,797	715,774
Cooper Cos., Inc. (a)	11,803	839,902
Corcept Therapeutics, Inc. (a)	694	50,940
Crinetics Pharmaceuticals, Inc. (a)	3,765	108,281
CRISPR Therapeutics AG (a) (b)	3,333	162,117
Cytokinetics, Inc. (a)	14,908	492,560
Day One Biopharmaceuticals, Inc. (a)	707	4,596
Denali Therapeutics, Inc. (a)	5,613	78,526
DENTSPLY SIRONA, Inc.	19,072	302,863
Disc Medicine, Inc. (a)	736	38,979
Doximity, Inc. Class A (a)	1,886	115,687
Dyne Therapeutics, Inc. (a)	4,531	43,135
Elanco Animal Health, Inc. (a)	19,565	279,388
Encompass Health Corp.	1,939	237,780
Ensign Group, Inc.	846	130,504
Entrada Therapeutics, Inc. (a)	1,780	11,962
Erasca, Inc. (a)	28,506	36,203
Exact Sciences Corp. (a)	2,307	122,594
GeneDx Holdings Corp. (a)	1,275	117,695
Generation Bio Co. (a)	6,148	1,968
Ginkgo Bioworks, Inc., Earnout Shares 600 (Acquired 9/17/21, Cost $0) (c) (d) (e)	21	—
Ginkgo Bioworks, Inc., Earnout Shares 700 (Acquired 9/17/21, Cost $0) (c) (d) (e)	21	—
Ginkgo Bioworks, Inc., Earnout Shares 800 (Acquired 9/17/21, Cost $0) (c) (d) (e)	21	—
Gyroscope Therapeutics, Milestone Payment 1 (Acquired 2/18/22, Cost $31,900) (c) (d) (e)	31,900	—
Gyroscope Therapeutics, Milestone Payment 2 (Acquired 2/18/22, Cost $21,260) (c) (d) (e)	21,260	—
Gyroscope Therapeutics, Milestone Payment 3 (Acquired 2/18/22, Cost $21,260) (c) (d) (e)	21,260	—
Haemonetics Corp. (a)	781	58,270
HealthEquity, Inc. (a)	720	75,427
Hologic, Inc. (a)	16,277	1,060,609
Ideaya Biosciences, Inc. (a)	1,515	31,845
Immatics NV (a) (b)	24,388	131,207
Immunocore Holdings PLC ADR (a) (b)	8,523	267,452
Immunome, Inc. (a) (b)	11,002	102,319
Immunovant, Inc. (a) (b)	8,965	143,440
Innovage Holding Corp. (a)	10,034	37,025
Insmed, Inc. (a)	4,999	503,099
Ionis Pharmaceuticals, Inc. (a)	16,185	639,469
Janux Therapeutics, Inc. (a)	973	22,476
Jasper Therapeutics, Inc. (a)	1,584	8,791
Karyopharm Therapeutics, Inc. (a) (b)	1,133	4,883
Kestra Medical Technologies Ltd. (a)	402	6,665
Kymera Therapeutics, Inc. (a)	4,032	175,956

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lantheus Holdings, Inc. (a)	1,963	$160,691
LifeStance Health Group, Inc. (a)	5,502	28,445
Madrigal Pharmaceuticals, Inc. (a)	216	65,370
Maravai LifeSciences Holdings, Inc. Class A (a) (b)	3,653	8,804
Masimo Corp. (a)	2,704	454,867
Merus NV (a)	1,305	68,643
Metsera, Inc. (a)	3,761	107,000
Mettler-Toledo International, Inc. (a)	484	568,565
Mirum Pharmaceuticals, Inc. (a)	1,012	51,501
Molina Healthcare, Inc. (a)	1,261	375,652
Monte Rosa Therapeutics, Inc. (a)	4,172	18,816
MoonLake Immunotherapeutics (a)	675	31,860
Natera, Inc. (a)	2,155	364,066
Neogen Corp. (a)	3,894	18,613
NeoGenomics, Inc. (a)	4,264	31,170
Neumora Therapeutics, Inc. (a)	4,756	3,488
Neurocrine Biosciences, Inc. (a)	3,298	414,526
Novocure Ltd. (a)	897	15,967
Nurix Therapeutics, Inc. (a)	4,883	55,617
Nuvalent, Inc., Class A (a)	1,985	151,456
ORIC Pharmaceuticals, Inc. (a)	1,182	11,997
Outset Medical, Inc. (a)	1,970	37,844
Penumbra, Inc. (a)	221	56,715
Perrigo Co. PLC	27,692	739,930
Personalis, Inc. (a)	2,182	14,314
Praxis Precision Medicines, Inc. (a)	545	22,917
Prime Medicine, Inc. (a) (b)	10,086	24,912
PROCEPT BioRobotics Corp. (a)	1,743	100,397
Quidelortho Corp. (a)	12,319	355,034
RadNet, Inc. (a)	1,597	90,885
Rapport Therapeutics, Inc. (a)	1,130	12,848
Relay Therapeutics, Inc. (a)	1,649	5,706
Repligen Corp. (a)	2,350	292,293
Replimune Group, Inc. (a)	5,683	52,795
Revolution Medicines, Inc. (a)	6,000	220,740
Rhythm Pharmaceuticals, Inc. (a)	529	33,428
Sarepta Therapeutics, Inc. (a)	658	11,252
Sartorius Stedim Biotech	240	57,438
Scholar Rock Holding Corp. (a)	4,968	175,967
Select Medical Holdings Corp.	31,639	480,280
Soleno Therapeutics, Inc. (a)	730	61,159
Sotera Health Co. (a)	12,356	137,399
Stevanato Group SpA (b)	5,376	131,336
Tango Therapeutics, Inc. (a) (b)	4,296	21,996
Teleflex, Inc.	5,029	595,232
TG Therapeutics, Inc. (a)	979	35,234
Ultragenyx Pharmaceutical, Inc. (a)	847	30,797
Vaxcyte, Inc. (a)	6,267	203,740
Veeva Systems, Inc. Class A (a)	4,927	1,418,877
Vera Therapeutics, Inc. (a)	2,228	52,492
Viatris, Inc.	40,827	364,585
Viridian Therapeutics, Inc. (a)	1,447	20,229
WaVe Life Sciences Ltd. (a)	3,037	19,741
West Pharmaceutical Services, Inc.	403	88,176
Xencor, Inc. (a)	1,882	14,793
Zenas Biopharma, Inc. (a)	333	3,227

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zimmer Biomet Holdings, Inc.	8,600	$784,406
		25,368,392
Industrials — 18.0%
Acuity, Inc.	41	12,232
ACV Auctions, Inc. Class A (a)	1,363	22,108
Advanced Drainage Systems, Inc.	200	22,972
AeroVironment, Inc. (a)	232	66,108
AGCO Corp.	3,708	382,517
Air Lease Corp.	950	55,566
Alamo Group, Inc.	163	35,596
Allegiant Travel Co.	1,629	89,514
API Group Corp. (a)	26,869	1,371,662
Arcosa, Inc.	1,883	163,275
Atmus Filtration Technologies, Inc.	1,957	71,274
AZZ, Inc.	2,386	225,429
Booz Allen Hamilton Holding Corp.	3,388	352,792
Brady Corp. Class A	668	45,404
BrightView Holdings, Inc. (a)	327	5,445
Broadridge Financial Solutions, Inc.	1,937	470,749
BWX Technologies, Inc.	4,008	577,392
Casella Waste Systems, Inc. Class A (a)	1,385	159,801
Conduent, Inc. (a)	7,594	20,048
Covenant Logistics Group, Inc.	895	21,578
Crane Co.	843	160,077
CSW Industrials, Inc.	144	41,304
Custom Truck One Source, Inc. (a) (b)	11,584	57,225
Dayforce, Inc. (a)	11,196	620,146
Diploma PLC	1,284	86,170
Douglas Dynamics, Inc.	1,620	47,741
Enerpac Tool Group Corp.	1,312	53,215
Enpro, Inc.	1,026	196,530
Equifax, Inc.	1,712	444,041
Esab Corp.	14,289	1,722,539
ESCO Technologies, Inc.	851	163,281
Federal Signal Corp.	1,368	145,583
Ferguson Enterprises, Inc.	2,271	494,510
First Advantage Corp. (a)	15,234	253,037
Fortive Corp.	15,313	798,267
FTAI Aviation Ltd.	556	63,962
FTI Consulting, Inc. (a)	392	63,308
Graco, Inc.	1,326	113,996
Helios Technologies, Inc.	1,261	42,080
Herc Holdings, Inc.	162	21,334
Hexcel Corp.	5,576	314,988
Hillenbrand, Inc.	1,789	35,905
Hillman Solutions Corp. (a)	9,702	69,272
Hubbell, Inc.	751	306,716
IDEX Corp.	3,006	527,763
Ingersoll Rand, Inc.	13,561	1,128,004
ITT, Inc.	1,754	275,080
JB Hunt Transport Services, Inc.	1,870	268,532
JBT Marel Corp.	880	105,829
Karman Holdings, Inc. (a)	3,077	154,988
Kratos Defense & Security Solutions, Inc. (a)	2,166	100,611
L3Harris Technologies, Inc.	2,624	658,204
Landstar System, Inc.	911	126,647
Leonardo DRS, Inc.	4,089	190,057

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Limbach Holdings, Inc. (a)	85	$11,909
Loar Holdings, Inc. (a)	2,174	187,334
Matson, Inc.	664	73,936
McGrath RentCorp	899	104,248
MDA Space Ltd. (a)	761	19,621
Mercury Systems, Inc. (a)	1,253	67,487
Middleby Corp. (a)	4,080	587,520
Moog, Inc. Class A	222	40,175
MSA Safety, Inc.	1,715	287,314
MYR Group, Inc. (a)	235	42,641
NEXTracker, Inc. Class A (a)	1,581	85,959
Norfolk Southern Corp.	2,613	668,850
Old Dominion Freight Line, Inc.	5,417	879,179
Parsons Corp. (a)	2,683	192,559
Paylocity Holding Corp. (a)	6,556	1,187,882
Pitney Bowes, Inc.	3,283	35,818
Quanta Services, Inc.	711	268,815
QXO, Inc. (a)	4,371	94,151
RBC Bearings, Inc. (a)	2,498	961,230
Robert Half, Inc.	181	7,430
Rush Enterprises, Inc. Class A	3,226	166,171
RXO, Inc. (a)	2,913	45,792
Saia, Inc. (a)	3,329	912,113
Sensata Technologies Holding PLC	16,723	503,530
Shoals Technologies Group, Inc. Class A (a)	8,539	36,291
Shyft Group, Inc.	5,931	74,375
Simpson Manufacturing Co., Inc.	147	22,831
SiteOne Landscape Supply, Inc. (a)	7,899	955,305
Southwest Airlines Co. (b)	14,412	467,525
Spirax Group PLC	1,236	101,057
SPX Technologies, Inc. (a)	502	84,175
SS&C Technologies Holdings, Inc.	4,687	388,084
StandardAero, Inc. (a)	21,835	691,078
Sun Country Airlines Holdings, Inc. (a)	3,255	38,246
Tetra Tech, Inc.	86	3,093
Textron, Inc.	12,884	1,034,456
Thermon Group Holdings, Inc. (a)	3,291	92,411
Toro Co.	3,543	250,419
TransUnion	4,334	381,392
Trex Co., Inc. (a)	7,124	387,403
UFP Industries, Inc.	1,261	125,293
UL Solutions, Inc. Class A	3,498	254,864
UniFirst Corp.	285	53,643
Upwork, Inc. (a)	2,999	40,307
Valmont Industries, Inc.	223	72,825
Veralto Corp.	2,868	289,525
Verisk Analytics, Inc.	764	237,986
Verra Mobility Corp. (a)	15,219	386,410
VSE Corp.	3,308	433,282
Waste Connections, Inc.	991	185,040
Weir Group PLC	1,229	42,017
WillScot Holdings Corp.	1,820	49,868
XPO, Inc. (a)	2,044	258,137
Xylem, Inc.	2,761	357,163
Zurn Elkay Water Solutions Corp.	2,253	82,392
		29,330,961

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 14.7%
Alarm.com Holdings, Inc. (a)	686	$38,807
Alkami Technology, Inc. (a)	775	23,359
Allegro MicroSystems, Inc. (a)	1,956	66,876
Amphenol Corp. Class A	4,918	485,652
Amplitude, Inc. Class A (a)	10,800	133,920
Appfolio, Inc. Class A (a)	142	32,700
ASGN, Inc. (a)	360	17,975
Atlassian Corp. Class A (a)	1,990	404,149
Aurora Innovation, Inc. (a) (b)	17,507	91,737
Bel Fuse, Inc. Class B	213	20,808
Bill Holdings, Inc. (a)	9,614	444,744
CCC Intelligent Solutions Holdings, Inc. (a)	78,334	737,123
CDW Corp.	1,521	271,635
Cellebrite DI Ltd. (a)	7,274	116,384
Circle Internet Group, Inc. (a) (b)	168	30,457
Clearwater Analytics Holdings, Inc. Class A (a)	97	2,127
Corning, Inc.	18,461	970,864
CTS Corp.	1,379	58,759
CyberArk Software Ltd. (a)	565	229,887
Datadog, Inc. Class A (a)	3,488	468,543
Descartes Systems Group, Inc. (a)	4,370	444,189
Docusign, Inc. (a)	6,354	494,913
Endava PLC Sponsored ADR (a)	3,426	52,486
Entegris, Inc.	3,420	275,823
Fair Isaac Corp. (a)	189	345,484
Gartner, Inc. (a)	1,066	430,899
Globant SA (a) (b)	1,874	170,234
GoDaddy, Inc. Class A (a)	2,108	379,566
HubSpot, Inc. (a)	1,172	652,370
I3 Verticals, Inc. Class A (a)	4,009	110,167
Insight Enterprises, Inc. (a)	56	7,733
Intapp, Inc. (a)	2,082	107,473
IonQ, Inc. (a) (b)	97	4,168
JFrog Ltd. (a)	3,358	147,349
Keysight Technologies, Inc. (a)	7,117	1,166,192
Kinaxis, Inc. (a)	150	22,308
Lattice Semiconductor Corp. (a)	26,528	1,299,607
Littelfuse, Inc.	578	131,050
MACOM Technology Solutions Holdings, Inc. (a)	4,244	608,123
Manhattan Associates, Inc. (a)	1,003	198,062
Microchip Technology, Inc.	10,696	752,678
Mirion Technologies, Inc. (a)	28,457	612,679
MKS, Inc.	6,294	625,372
Monday.com Ltd. (a)	2,275	715,442
MongoDB, Inc. (a)	476	99,955
Monolithic Power Systems, Inc.	1,375	1,005,647
Navitas Semiconductor Corp. (a)	2,311	15,137
nCino, Inc. (a)	7,580	212,013
Novanta, Inc. (a)	1,921	247,675
NXP Semiconductors NV	1,731	378,206
Onestream, Inc. (a)	9,221	260,954
Onto Innovation, Inc. (a)	1,224	123,538
Ouster, Inc. (a)	872	21,146
PAR Technology Corp. (a)	4,512	312,997
Procore Technologies, Inc. (a)	2,761	188,908
PTC, Inc. (a)	5,410	932,359
Pure Storage, Inc. Class A (a)	7,388	425,401

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ralliant Corp.	5,048	$244,794
Rambus, Inc. (a)	3,471	222,213
Roper Technologies, Inc.	620	351,441
SailPoint, Inc. (a)	2,360	53,950
Samsara, Inc. Class A (a)	7,228	287,530
Sandisk Corp. (a)	8,895	403,388
ServiceTitan, Inc. Class A (a)	1,675	179,527
TE Connectivity PLC	2,519	424,880
Teledyne Technologies, Inc. (a)	1,156	592,230
TTM Technologies, Inc. (a)	2,070	84,497
Tyler Technologies, Inc. (a)	1,408	834,719
Viavi Solutions, Inc. (a)	16,979	170,979
Western Digital Corp.	4,193	268,310
Workiva, Inc. (a)	2,710	185,499
Zoom Communications, Inc. (a)	5,563	433,803
Zscaler, Inc. (a)	1,932	606,532
		23,969,101
Materials — 4.3%
Alamos Gold, Inc. Class A (AGI CN)	88	2,341
Avery Dennison Corp.	3,018	529,569
Ball Corp.	9,348	524,329
Cabot Corp.	509	38,175
Capstone Copper Corp. (a)	23,929	146,904
Carpenter Technology Corp.	5	1,382
Commercial Metals Co.	377	18,439
Constellium SE (a)	21,285	283,091
DuPont de Nemours, Inc.	4,849	332,593
Element Solutions, Inc.	12,354	279,818
Franco-Nevada Corp.	2,914	478,416
Freeport-McMoRan, Inc.	7,324	317,495
HB Fuller Co.	1,896	114,044
IAMGOLD Corp. (a)	5,894	43,321
International Paper Co.	16,027	750,544
Knife River Corp. (a)	5,330	435,141
Louisiana-Pacific Corp.	1,065	91,579
Martin Marietta Materials, Inc.	976	535,785
OR Royalties, Inc.	11,965	307,620
PureCycle Technologies, Inc. (a) (b)	991	13,577
Quaker Chemical Corp. (b)	740	82,836
Reliance, Inc.	2,091	656,365
Royal Gold, Inc.	18	3,201
Sealed Air Corp.	8,108	251,591
Stora Enso OYJ Class R (b)	26,372	285,929
Warrior Met Coal, Inc.	3,589	164,484
West Fraser Timber Co. Ltd. (WFG (CN)	359	26,326
West Fraser Timber Co. Ltd. (WFG US) (b)	195	14,294
Westlake Corp.	3,613	274,335
		7,003,524
Real Estate — 5.1%
American Assets Trust, Inc.	3,244	64,069
Apartment Investment & Management Co. Class A	33,088	286,211
CareTrust REIT, Inc.	3,345	102,357
Colliers International Group, Inc.	1,380	180,145
CoStar Group, Inc. (a)	5,564	447,346
CubeSmart	9,143	388,578

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Curbline Properties Corp.	14,661	$334,711
EastGroup Properties, Inc.	1,754	293,129
Empire State Realty Trust, Inc. Class A	5,612	45,401
Equity Residential	6,862	463,116
Essential Properties Realty Trust, Inc.	6,341	202,341
FirstService Corp.	1,788	312,221
Flagship Communities REIT	3,355	60,357
Highwoods Properties, Inc.	5,542	172,301
Hudson Pacific Properties, Inc.	15,646	42,870
Independence Realty Trust, Inc. (b)	18,580	328,680
Jones Lang LaSalle, Inc. (a)	984	251,688
Kilroy Realty Corp.	4,939	169,457
Landbridge Co. LLC Class A	1,464	98,937
Lineage, Inc. (b)	5,087	221,386
Macerich Co.	10,419	168,579
NETSTREIT Corp.	7,945	134,509
Opendoor Technologies, Inc. (a)	26,706	14,234
Pebblebrook Hotel Trust	16,880	168,631
Rayonier, Inc.	11,409	253,052
Redfin Corp. (a)	7,380	82,582
Regency Centers Corp.	6,622	471,685
Rexford Industrial Realty, Inc.	7,853	279,331
Ryman Hospitality Properties, Inc.	1,458	143,861
Safehold, Inc.	6,957	108,251
Saul Centers, Inc.	2,078	70,943
Smartstop Self Storage REIT, Inc.	1,065	38,585
St. Joe Co.	559	26,664
Sun Communities, Inc.	5,470	691,900
Terreno Realty Corp.	6,273	351,727
UMH Properties, Inc.	9,358	157,121
UNITE Group PLC	4,352	50,808
Vornado Realty Trust	7,832	299,496
Weyerhaeuser Co.	14,747	378,850
		8,356,110
Utilities — 3.2%
Ameren Corp.	5,960	572,398
Artesian Resources Corp. Class A	1,664	55,844
California Water Service Group	4,514	205,297
CenterPoint Energy, Inc.	10,977	403,295
Chesapeake Utilities Corp.	3,320	399,130
Consolidated Edison, Inc.	3,986	399,995
Dominion Energy, Inc.	11,139	629,576
FirstEnergy Corp.	11,952	481,187
Hawaiian Electric Industries, Inc. (a)	17,612	187,216
IDACORP, Inc.	2,617	302,133
MDU Resources Group, Inc.	1,287	21,454
MGE Energy, Inc.	469	41,478
Middlesex Water Co.	2,209	119,684
OGE Energy Corp.	6,323	280,615
ONE Gas, Inc.	3,188	229,090
PG&E Corp.	31,912	444,853
Southwest Gas Holdings, Inc.	1,794	133,456

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TXNM Energy, Inc.	6,412	$361,124
		5,267,825
TOTAL COMMON STOCK (Cost $147,781,225)		158,996,714
Preferred Stock — 0.1%
Health Care — 0.1%
Kardium, Inc., Series D-5 (Acquired 11/29/18, Cost $29,906) (e) (f)	30,866	309
Kardium, Inc., Series D-6 (Acquired 1/08/21, Cost $145,349) (e) (f)	143,083	1,431
Sartorius AG 0.342%	406	103,331
		105,071
TOTAL PREFERRED STOCK (Cost $292,790)		105,071
TOTAL EQUITIES (Cost $148,074,015)		159,101,785
	Principal Amount
Bonds & Notes — 0.1%
Corporate Debt — 0.1%
Semiconductors — 0.1%
Wolfspeed, Inc.
Convertible, 0.250% 2/15/28	$79,000	19,553
1.875% 12/01/29	339,000	83,902
		103,455
TOTAL CORPORATE DEBT (Cost $231,648)		103,455
TOTAL BONDS & NOTES (Cost $231,648)		103,455
	Number of Shares
Rights — 0.0%
Health Care — 0.0%
AstraZeneca PLC, CVR (a) (c) (d)	16,791	—
TOTAL RIGHTS (Cost $5,205)		—
Warrants — 0.0%
Communication Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25, Strike 11.5 (a)	3,668	54
Financials — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (e) (f)	1,432	14

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 0.0%
Revolution Medicines, Inc., Expires 12/17/26, Strike 11.5 (a)	1,166	$315
TOTAL WARRANTS (Cost $6,869)		383
TOTAL LONG-TERM INVESTMENTS (Cost $148,317,737)		159,205,623
Short-Term Investments — 3.5%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (g)	1,101,826	1,101,826
Mutual Fund — 2.3%
T. Rowe Price Government Reserve Investment Fund, 1.200% (h)	3,749,081	3,749,081
	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (i)	$963,223	963,223
TOTAL SHORT-TERM INVESTMENTS (Cost $5,814,130)		5,814,130
TOTAL INVESTMENTS — 101.3% (Cost $154,131,867) (j)		165,019,753
Other Assets/(Liabilities) — (1.3)%		(2,192,605)
NET ASSETS — 100.0%		$162,827,148

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $3,739,920 or 2.30% of net assets. The Fund received $2,779,866 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted to resale. At June 30, 2025, these securities amounted to a value of $1,837 or 0.00% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	This security is valued using an agreed upon price from an executed securities purchase agreement. The total value of these securities as of June 30, 2025 was $1,837.
(g)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(h)	Rate disclosed is the 7-day net yield as of June 30, 2025.
(i)	Maturity value of $963,297. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $982,497.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 39.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,703,688	$20,750,921
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,464,467	35,241,873
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	443,893	5,189,111
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	798,226	8,836,364
T. Rowe Price Hedged Equity Fund, Class I	609,983	7,874,877
		77,893,146
Fixed Income Funds — 60.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,821,647	42,285,843
T. Rowe Price Dynamic Credit Fund, Class I	301,701	2,673,075
T. Rowe Price Dynamic Global Bond Fund, Class I	858,344	6,669,336
T. Rowe Price Emerging Markets Bond Fund, Class I	688,802	6,412,746
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	210,193	1,984,220
T. Rowe Price Institutional High Yield Fund, Institutional Shares	717,069	5,693,525
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	8,116,713	38,797,886
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	736,476	5,280,532
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	7,515,893	7,515,893
		117,313,056
TOTAL MUTUAL FUNDS (Cost $191,542,164)		195,206,202
TOTAL LONG-TERM INVESTMENTS (Cost $191,542,164)		195,206,202
TOTAL INVESTMENTS — 100.0% (Cost $191,542,164) (b)		195,206,202
Other Assets/(Liabilities) — (0.0)%		(31,887)
NET ASSETS — 100.0%		$195,174,315

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 99.7%
Equity Funds — 40.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	40,245	$490,180
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	56,813	812,423
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	10,466	122,349
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	18,875	208,950
T. Rowe Price Hedged Equity Fund, Class I	14,262	184,124
		1,818,026
Fixed Income Funds — 59.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	113,096	991,856
T. Rowe Price Dynamic Credit Fund, Class I	6,748	59,783
T. Rowe Price Dynamic Global Bond Fund, Class I	20,191	156,887
T. Rowe Price Emerging Markets Bond Fund, Class I	16,113	150,016
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	4,935	46,587
T. Rowe Price Institutional High Yield Fund, Institutional Shares	16,607	131,862
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	165,751	792,288
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	17,545	125,794
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	175,350	175,350
		2,630,423
TOTAL MUTUAL FUNDS (Cost $4,345,907)		4,448,449
TOTAL LONG-TERM INVESTMENTS (Cost $4,345,907)		4,448,449
TOTAL INVESTMENTS — 99.7% (Cost $4,345,907) (b)		4,448,449
Other Assets/(Liabilities) — 0.3%		11,482
NET ASSETS — 100.0%		$4,459,931

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 44.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	458,065	$5,579,237
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	653,898	9,350,744
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	118,460	1,384,796
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	213,129	2,359,334
T. Rowe Price Hedged Equity Fund, Class I	162,831	2,102,147
		20,776,258
Fixed Income Funds — 55.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,119,375	9,816,921
T. Rowe Price Dynamic Credit Fund, Class I	66,158	586,161
T. Rowe Price Dynamic Global Bond Fund, Class I	199,939	1,553,526
T. Rowe Price Emerging Markets Bond Fund, Class I	153,298	1,427,205
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	47,343	446,914
T. Rowe Price Institutional High Yield Fund, Institutional Shares	161,459	1,281,986
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	1,533,031	7,327,889
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	182,105	1,305,692
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	1,784,026	1,784,026
		25,530,320
TOTAL MUTUAL FUNDS (Cost $44,687,438)		46,306,578
TOTAL LONG-TERM INVESTMENTS (Cost $44,687,438)		46,306,578
TOTAL INVESTMENTS — 100.0% (Cost $44,687,438) (b)		46,306,578
Other Assets/(Liabilities) — 0.0%		4,295
NET ASSETS — 100.0%		$46,310,873

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 47.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	267,816	$3,261,997
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	387,174	5,536,590
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	69,412	811,426
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	120,870	1,338,034
T. Rowe Price Hedged Equity Fund, Class I	94,848	1,224,486
		12,172,533
Fixed Income Funds — 52.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	597,725	5,242,051
T. Rowe Price Dynamic Credit Fund, Class I	35,694	316,250
T. Rowe Price Dynamic Global Bond Fund, Class I	106,300	825,953
T. Rowe Price Emerging Markets Bond Fund, Class I	81,024	754,335
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	24,594	232,165
T. Rowe Price Institutional High Yield Fund, Institutional Shares	85,192	676,428
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	738,293	3,529,038
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	99,826	715,750
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	956,677	956,677
		13,248,647
TOTAL MUTUAL FUNDS (Cost $24,593,041)		25,421,180
TOTAL LONG-TERM INVESTMENTS (Cost $24,593,041)		25,421,180
TOTAL INVESTMENTS — 100.0% (Cost $24,593,041) (b)		25,421,180
Other Assets/(Liabilities) — 0.0%		7,574
NET ASSETS — 100.0%		$25,428,754

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 50.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	975,408	$11,880,466
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,408,694	20,144,322
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	251,384	2,938,679
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	439,132	4,861,188
T. Rowe Price Hedged Equity Fund, Class I	346,227	4,469,793
		44,294,448
Fixed Income Funds — 49.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,986,580	17,422,304
T. Rowe Price Dynamic Credit Fund, Class I	117,978	1,045,281
T. Rowe Price Dynamic Global Bond Fund, Class I	352,478	2,738,753
T. Rowe Price Emerging Markets Bond Fund, Class I	269,433	2,508,421
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	80,409	759,062
T. Rowe Price Institutional High Yield Fund, Institutional Shares	277,128	2,200,393
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,159,957	10,324,594
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	337,863	2,422,476
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	3,300,732	3,300,732
		42,722,016
TOTAL MUTUAL FUNDS (Cost $83,753,460)		87,016,464
TOTAL LONG-TERM INVESTMENTS (Cost $83,753,460)		87,016,464
TOTAL INVESTMENTS — 100.0% (Cost $83,753,460) (b)		87,016,464
Other Assets/(Liabilities) — (0.0)%		(10,610)
NET ASSETS — 100.0%		$87,005,854

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 54.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,648,143	$20,074,377
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,401,700	34,344,311
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	431,410	5,043,178
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	747,575	8,275,660
T. Rowe Price Hedged Equity Fund, Class I	574,963	7,422,775
		75,160,301
Fixed Income Funds — 45.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,935,770	25,746,703
T. Rowe Price Dynamic Credit Fund, Class I	166,785	1,477,716
T. Rowe Price Dynamic Global Bond Fund, Class I	527,030	4,095,022
T. Rowe Price Emerging Markets Bond Fund, Class I	381,157	3,548,569
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	114,720	1,082,954
T. Rowe Price Institutional High Yield Fund, Institutional Shares	398,034	3,160,392
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,856,317	13,653,193
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	539,704	3,869,680
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	5,157,643	5,157,643
		61,791,872
TOTAL MUTUAL FUNDS (Cost $132,321,902)		136,952,173
TOTAL LONG-TERM INVESTMENTS (Cost $132,321,902)		136,952,173
TOTAL INVESTMENTS — 100.0% (Cost $132,321,902) (b)		136,952,173
Other Assets/(Liabilities) — (0.0)%		(20,512)
NET ASSETS — 100.0%		$136,931,661

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 64.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	4,144,846	$50,484,220
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,089,161	87,075,006
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,014,838	11,863,453
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,858,427	20,572,785
T. Rowe Price Hedged Equity Fund, Class I	676,740	8,736,710
		178,732,174
Fixed Income Funds — 35.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,926,763	43,207,710
T. Rowe Price Dynamic Credit Fund, Class I	111,561	988,428
T. Rowe Price Dynamic Global Bond Fund, Class I	879,504	6,833,747
T. Rowe Price Emerging Markets Bond Fund, Class I	629,786	5,863,311
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	181,756	1,715,780
T. Rowe Price Institutional High Yield Fund, Institutional Shares	649,603	5,157,845
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,991,086	14,297,389
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,188,487	8,521,453
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	10,162,546	10,162,546
		96,748,209
TOTAL MUTUAL FUNDS (Cost $267,797,571)		275,480,383
TOTAL LONG-TERM INVESTMENTS (Cost $267,797,571)		275,480,383
TOTAL INVESTMENTS — 100.0% (Cost $267,797,571) (b)		275,480,383
Other Assets/(Liabilities) — (0.0)%		(81,472)
NET ASSETS — 100.0%		$275,398,911

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 76.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	3,981,402	$48,493,472
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	5,856,806	83,752,319
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	920,526	10,760,944
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,782,880	19,736,482
		162,743,217
Fixed Income Funds — 23.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,786,047	24,433,631
T. Rowe Price Dynamic Global Bond Fund, Class I	506,298	3,933,937
T. Rowe Price Emerging Markets Bond Fund, Class I	306,472	2,853,259
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	90,334	852,757
T. Rowe Price Institutional High Yield Fund, Institutional Shares	328,795	2,610,632
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	209,675	1,002,247
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	859,296	6,161,151
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	7,230,303	7,230,303
		49,077,917
TOTAL MUTUAL FUNDS (Cost $206,622,929)		211,821,134
TOTAL LONG-TERM INVESTMENTS (Cost $206,622,929)		211,821,134
TOTAL INVESTMENTS — 100.0% (Cost $206,622,929) (b)		211,821,134
Other Assets/(Liabilities) — (0.0)%		(61,396)
NET ASSETS — 100.0%		$211,759,738

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 86.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	5,795,956	$70,594,748
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	8,583,110	122,738,479
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,328,412	15,529,131
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,587,447	28,643,040
		237,505,398
Fixed Income Funds — 13.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,835,325	16,095,798
T. Rowe Price Dynamic Global Bond Fund, Class I	323,386	2,512,711
T. Rowe Price Emerging Markets Bond Fund, Class I	155,795	1,450,453
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	49,560	467,850
T. Rowe Price Institutional High Yield Fund, Institutional Shares	175,162	1,390,783
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	270,684	1,293,869
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	665,922	4,774,658
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	8,056,668	8,056,668
		36,042,790
TOTAL MUTUAL FUNDS (Cost $266,497,557)		273,548,188
TOTAL LONG-TERM INVESTMENTS (Cost $266,497,557)		273,548,188
TOTAL INVESTMENTS — 100.0% (Cost $266,497,557) (b)		273,548,188
Other Assets/(Liabilities) — (0.0)%		(104,482)
NET ASSETS — 100.0%		$273,443,706

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 94.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	4,242,014	$51,667,734
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,322,632	90,413,644
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	975,976	11,409,162
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,894,687	20,974,182
		174,464,722
Fixed Income Funds — 5.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	308,113	2,702,152
T. Rowe Price Dynamic Global Bond Fund, Class I	55,722	432,964
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	182,680	873,209
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	176,357	1,264,481
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	4,527,993	4,527,993
		9,800,799
TOTAL MUTUAL FUNDS (Cost $180,238,070)		184,265,521
TOTAL LONG-TERM INVESTMENTS (Cost $180,238,070)		184,265,521
TOTAL INVESTMENTS — 100.0% (Cost $180,238,070) (b)		184,265,521
Other Assets/(Liabilities) — (0.0)%		(59,320)
NET ASSETS — 100.0%		$184,206,201

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 96.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	4,759,201	$57,967,069
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,098,157	101,503,639
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,090,181	12,744,210
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,121,477	23,484,756
		195,699,674
Fixed Income Funds — 3.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	147,773	1,295,969
T. Rowe Price Dynamic Global Bond Fund, Class I	23,588	183,279
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,824	13,501
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	82,006	587,987
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	4,768,360	4,768,360
		6,849,096
TOTAL MUTUAL FUNDS (Cost $196,287,081)		202,548,770
TOTAL LONG-TERM INVESTMENTS (Cost $196,287,081)		202,548,770
TOTAL INVESTMENTS — 100.0% (Cost $196,287,081) (b)		202,548,770
Other Assets/(Liabilities) — (0.0)%		(82,118)
NET ASSETS — 100.0%		$202,466,652

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 97.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,474,117	$30,134,746
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	3,686,184	52,712,428
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	561,969	6,569,420
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,110,295	12,290,961
		101,707,555
Fixed Income Funds — 2.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	72,333	634,363
T. Rowe Price Dynamic Global Bond Fund, Class I	3,886	30,193
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	1,853	8,856
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	37,898	271,730
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	1,593,643	1,593,643
		2,538,785
TOTAL MUTUAL FUNDS (Cost $102,076,728)		104,246,340
TOTAL LONG-TERM INVESTMENTS (Cost $102,076,728)		104,246,340
TOTAL INVESTMENTS — 100.0% (Cost $102,076,728) (b)		104,246,340
Other Assets/(Liabilities) — (0.0)%		(30,980)
NET ASSETS — 100.0%		$104,215,360

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 97.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,160,099	$26,310,007
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	3,220,887	46,058,689
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	490,787	5,737,301
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	969,708	10,734,666
		88,840,663
Fixed Income Funds — 2.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	57,982	508,499
T. Rowe Price Dynamic Global Bond Fund, Class I	6,295	48,915
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	1,519	7,263
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	33,915	243,169
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	1,410,585	1,410,585
		2,218,431
TOTAL MUTUAL FUNDS (Cost $89,364,013)		91,059,094
TOTAL LONG-TERM INVESTMENTS (Cost $89,364,013)		91,059,094
TOTAL INVESTMENTS — 100.0% (Cost $89,364,013) (b)		91,059,094
Other Assets/(Liabilities) — (0.0)%		(30,407)
NET ASSETS — 100.0%		$91,028,687

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2065 Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 99.8%
Equity Funds — 97.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	105,034	$1,279,319
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	156,360	2,235,943
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	23,866	278,994
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	47,491	525,724
		4,319,980
Fixed Income Funds — 2.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,616	22,946
T. Rowe Price Dynamic Global Bond Fund, Class I	498	3,869
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	55	265
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,634	11,719
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	68,996	68,996
		107,795
TOTAL MUTUAL FUNDS (Cost $4,459,621)		4,427,775
TOTAL LONG-TERM INVESTMENTS (Cost $4,459,621)		4,427,775
TOTAL INVESTMENTS — 99.8% (Cost $4,459,621) (b)		4,427,775
Other Assets/(Liabilities) — 0.2%		9,643
NET ASSETS — 100.0%		$4,437,418

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Diversified Value Fund (“Diversified Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Small Company Value Fund (“Small Company Value Fund”)

MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

MassMutual 20/80 Allocation Fund (“20/80 Allocation Fund”)

MassMutual 40/60 Allocation Fund (“40/60 Allocation Fund”)

MassMutual 60/40 Allocation Fund (“60/40 Allocation Fund”)

MassMutual 80/20 Allocation Fund (“80/20 Allocation Fund”)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

MassMutual Select T. Rowe Price Retirement 2065 Fund (“MM Select T. Rowe Price Retirement 2065 Fund”)

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Target Allocation Funds”) invest their investable assets in shares of MassMutual Funds advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MM Target Allocation Underlying Funds”).

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets in shares of MassMutual Funds and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Target Allocation Underlying Funds and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Advisers acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the MM Target Allocation Funds and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security’s underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The MM Target Allocation Funds and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of June 30, 2025. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2025, for the remaining Funds’ investments:

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$7,916,893	$—	$7,916,893
Corporate Debt	—	75,693,108	—	75,693,108
Municipal Obligations	—	3,306,498	—	3,306,498
Non-U.S. Government Agency Obligations	—	80,468,697	—	80,468,697
Sovereign Debt Obligations	—	2,317,485	—	2,317,485
U.S. Government Agency Obligations and Instrumentalities	—	158,674,871	—	158,674,871
U.S. Treasury Obligations	—	105,958,605	—	105,958,605
Common Stock	717,815	—	—	717,815
Purchased Options	—	224,523	—	224,523
Short-Term Investments	1,194,448	43,427,198	—	44,621,646
Total Investments	$1,912,263	$477,987,878	$—	$479,900,141
Liability Investments
Unfunded Loan Commitments**	$—	$(183)	$—	$(183)
Asset Derivatives
Forward Contracts	$—	$127,170	$—	$127,170
Futures Contracts	1,176,373	—	—	1,176,373
Total	$1,176,373	$127,170	$—	$1,303,543
Liability Derivatives
Forward Contracts	$—	$(1,128,376)	$—	$(1,128,376)
Futures Contracts	(14,501)	—	—	(14,501)
Total	$(14,501)	$(1,128,376)	$—	$(1,142,877)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$326,181,165	$—	$—	$326,181,165
Exchange-Traded Funds	5,826,900	—	—	5,826,900
Short-Term Investments	567,147	890,396	—	1,457,543
Total Investments	$332,575,212	$890,396	$—	$333,465,608

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,214,159,743	$—	$—	$2,214,159,743
Short-Term Investments	331,776	1,534,881	—	1,866,657
Total Investments	$2,214,491,519	$1,534,881	$—	$2,216,026,400
Asset Derivatives
Futures Contracts	$503,466	$—	$—	$503,466

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Opportunities Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$365,533,580	$5,285,208	*	$—	$370,818,788
Preferred Stock	—	802,524	*	—	802,524
Short-Term Investments	101	1,480,164		—	1,480,265
Total Investments	$365,533,681	$7,567,896		$—	$373,101,577

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,150,363,931	$2,410,145	$—	$2,152,774,076
Corporate Debt	—	3,337,117	—	3,337,117
Short-Term Investments	6,820,798	—	—	6,820,798
Total Investments	$2,157,184,729	$5,747,262	$—	$2,162,931,991

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$45,068,584	$118,535	*	$—	$45,187,119
Short-Term Investments	1,669,564	246,775		—	1,916,339
Total Investments	$46,738,148	$365,310		$—	$47,103,458
Liability Derivatives
Forward Contracts	$—	$(2,332)		$—	$(2,332)

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$4,093,411,236	$—	$—	$4,093,411,236
Short-Term Investments	8,472,455	109,891,624	—	118,364,079
Total Investments	$4,101,883,691	$109,891,624	$—	$4,211,775,315

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$545,048,635	$737,490	*	$—	$545,786,125
Exchange-Traded Funds	2,374,887	—		—	2,374,887
Short-Term Investments	24,856	5,221,321		—	5,246,177
Total Investments	$547,448,378	$5,958,811		$—	$553,407,189

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$5,734,913	$—	$5,734,913
Canada	9,816,386	—	—	9,816,386
China	—	10,144,296	—	10,144,296
Denmark	—	9,091,945	—	9,091,945
France	—	66,984,924	—	66,984,924
Germany	—	51,733,291	—	51,733,291
Hong Kong	—	7,902,522	—	7,902,522
India	—	3,515,758	—	3,515,758
Indonesia	—	2,385,858	—	2,385,858
Ireland	—	3,687,168	—	3,687,168
Israel	2,942,625	—	—	2,942,625
Italy	5,814,347	8,433,177	—	14,247,524
Japan	—	57,702,010	—	57,702,010
Luxembourg	—	2,405,378	—	2,405,378
Netherlands	1,430,481	10,369,425	—	11,799,906
Portugal	—	2,049,104	—	2,049,104
Republic of Korea	—	3,719,708	—	3,719,708
Singapore	—	2,943,662	—	2,943,662
Spain	—	4,858,224	—	4,858,224
Sweden	—	4,397,442	—	4,397,442
Switzerland	—	18,262,826	—	18,262,826
Taiwan	5,272,008	—	—	5,272,008
United Kingdom	1,583,682	43,550,425	—	45,134,107
United States	6,187,950	34,197,527	—	40,385,477
Preferred Stock*
Republic of Korea	—	2,205,812	—	2,205,812
Short-Term Investments	1,480,914	3,835,872	—	5,316,786
Total Investments	$34,528,393	$360,111,267	$—	$394,639,660

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price International Equity Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Argentina	$117,510	$—	$—		$117,510
Australia	—	4,713,379	—		4,713,379
Austria	—	3,639,717	—		3,639,717
Brazil	7,982,072	—	—		7,982,072
Canada	15,259,589	—	—		15,259,589
Chile	546,182	703,825	—		1,250,007
China	4,222,969	29,407,797	—		33,630,766
Denmark	1,240,289	1,017,782	—		2,258,071
Finland	—	2,718,211	—		2,718,211
France	—	28,174,210	—		28,174,210
Germany	—	24,572,892	—		24,572,892
Guatemala	668,765	—	—		668,765
Hong Kong	598,052	4,684,522	—		5,282,574
Hungary	—	1,782,869	—		1,782,869
India	671,363	18,599,265	—		19,270,628
Indonesia	—	3,565,506	—		3,565,506
Ireland	1,309,932	666,454	—		1,976,386
Italy	979,294	11,056,361	—		12,035,655
Japan	—	54,132,796	—		54,132,796
Luxembourg	—	1,745,798	—		1,745,798
Macau	—	422,723	—		422,723
Malaysia	—	660,951	—		660,951
Mexico	2,928,338	—	—		2,928,338
Netherlands	2,008,845	15,504,854	—		17,513,699
Norway	—	2,756,119	—		2,756,119
Philippines	—	1,278,234	—		1,278,234
Poland	—	675,041	—		675,041
Portugal	—	4,159,289	—		4,159,289
Republic of Korea	1,134,258	12,634,533	—		13,768,791
Russia	—	—	—	+	—
Saudi Arabia	—	3,296,336	—		3,296,336
Singapore	1,695,364	3,038,797	—		4,734,161
South Africa	—	1,369,314	—		1,369,314
Spain	—	2,700,985	—		2,700,985
Sweden	—	6,981,928	—		6,981,928
Switzerland	—	6,230,684	—		6,230,684
Taiwan	—	19,942,497	—		19,942,497
Thailand	—	1,520,528	—		1,520,528
Turkey	—	385,609	—		385,609
United Arab Emirates	—	501,418	—		501,418
United Kingdom	5,845,322	39,301,862	—		45,147,184
United States	6,439,868	18,290,749	—		24,730,617
Vietnam	—	733,528	—		733,528
Preferred Stock*
Brazil	418,496	—	—		418,496
Germany	—	667,679	—		667,679
Warrants	—	—	—	+	—
Short-Term Investments	9,578,759	1,165,305	—		10,744,064
Total Investments	$63,645,267	$335,400,347	$—		$399,045,614
Asset Derivatives
Forward Contracts	$—	$10,161	$—		$10,161
Liability Derivatives
Written Options	$—	$(643)	$—		$(643)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Bond Asset Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$5,067,671	$—	$5,067,671
Corporate Debt	—	47,436,119	—	47,436,119
Municipal Obligations	—	416,075	—	416,075
Non-U.S. Government Agency Obligations	—	16,058,805	—	16,058,805
Sovereign Debt Obligations	—	39,665,308	—	39,665,308
U.S. Government Agency Obligations and Instrumentalities	—	27,313,303	—	27,313,303
U.S. Treasury Obligations	—	49,780,330	—	49,780,330
Purchased Options	—	107,177	—	107,177
Short-Term Investments	5,831,784	2,904,041	—	8,735,825
Total Investments	$5,831,784	$188,748,829	$—	$194,580,613
Asset Derivatives
Forward Contracts	$—	$513,927	$—	$513,927
Futures Contracts	323,631	—	—	323,631
Swap Agreements	—	628,266	—	628,266
Total	$323,631	$1,142,193	$—	$1,465,824
Liability Derivatives
Forward Contracts	$—	$(2,026,057)	$—	$(2,026,057)
Futures Contracts	(38,851)	—	—	(38,851)
Swap Agreements	—	(252,328)	—	(252,328)
Total	$(38,851)	$(2,278,385)	$—	$(2,317,236)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Large Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$688,609,147	$910,711	*	$—	$689,519,858
Short-Term Investments	6,535,301	1,175,101		—	7,710,402
Total Investments	$695,144,448	$2,085,812		$—	$697,230,260
Asset Derivatives
Futures Contracts	$11,058	$—		$—	$11,058

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Real Assets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Argentina	$112,688	$—	$—		$112,688
Australia	—	8,138,064	—		8,138,064
Bahrain	—	89,421	—		89,421
Belgium	—	563,968	—	+	563,968
Brazil	2,333,074	—	—		2,333,074
Canada	11,225,179	111,044	—		11,336,223
Chile	—	150,862	—		150,862
China	—	544,709	—		544,709
Congo	176,827	—	—		176,827
Finland	—	645,746	—		645,746
France	—	1,393,396	—		1,393,396
Germany	—	1,195,699	—		1,195,699
Hong Kong	—	549,637	—		549,637
India	—	116,866	—		116,866
Italy	—	153,675	—		153,675
Ivory Coast	151,340	—	—		151,340
Japan	—	2,443,466	—		2,443,466
Kazakhstan	—	214,473	—		214,473
Luxembourg	—	236,744	—		236,744
Mexico	781,124	—	—		781,124
Netherlands	—	167,959	—		167,959
Norway	—	61,800	—		61,800
Portugal	—	312,994	—		312,994
Republic of Korea	—	259,640	—		259,640
Russia	—	—	—	+	—
Saudi Arabia	—	141,274	—		141,274
Singapore	—	510,369	—		510,369
South Africa	119,607	2,754,331	—		2,873,938
Spain	—	203,404	—		203,404
Taiwan	—	113,963	—		113,963
United Kingdom	610,580	1,324,957	200,690		2,136,227
United States	48,076,484	1,913,520	—		49,990,004
Vietnam	—	650,189	—		650,189
Zambia	461,950	—	—		461,950
Preferred Stock
United States	—	251	—		251
Mutual Funds	88,012	—	—		88,012
Short-Term Investments	560,918	967,333	—		1,528,251
Total Investments	$64,697,783	$25,929,754	$200,690		$90,828,227

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Small and Mid Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$157,511,683	$1,485,031	*	$—	+	$158,996,714
Preferred Stock	—	105,071	*	—		105,071
Corporate Debt	—	103,455		—		103,455
Rights	—	—		—	+	—
Warrants	369	14		—		383
Short-Term Investments	4,850,907	963,223		—		5,814,130
Total Investments	$162,362,959	$2,656,794		$—		$165,019,753

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation(depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2025.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and SAI(s) which can be found on the SEC’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Target Allocation Funds and MM Select T. Rowe Price Retirement Funds may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the Overseas Fund and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At June 30, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$487,313,550	$6,336,453	$(13,749,862)	$(7,413,409)
Diversified Value Fund	304,208,517	37,272,122	(8,015,031)	29,257,091
S&P 500 Index Fund	1,037,823,014	1,224,360,316	(46,156,930)	1,178,203,386
Equity Opportunities Fund	311,696,433	69,120,597	(7,715,453)	61,405,144
Blue Chip Growth Fund	1,135,310,450	1,057,738,528	(30,116,987)	1,027,621,541
Small Company Value Fund	46,727,029	4,592,071	(4,215,642)	376,429
Mid Cap Growth Fund	3,453,778,277	927,707,898	(169,710,860)	757,997,038
Small Cap Growth Equity Fund	464,100,280	115,606,239	(26,299,330)	89,306,909
Overseas Fund	310,091,118	104,231,722	(19,683,180)	84,548,542
MM Select T. Rowe Price International Equity Fund	331,752,213	78,658,004	(11,364,603)	67,293,401
20/80 Allocation Fund	182,384,406	3,459,443	(6,483,372)	(3,023,929)
40/60 Allocation Fund	185,531,136	7,067,041	(7,793,862)	(726,821)
60/40 Allocation Fund	147,547,036	8,951,110	(3,274,569)	5,676,541
80/20 Allocation Fund	113,067,634	9,665,419	(1,814,902)	7,850,517
MM Select T. Rowe Price Bond Asset Fund	195,502,654	4,374,864	(5,296,905)	(922,041)
MM Select T. Rowe Price Large Cap Blend Fund	621,020,498	94,410,384	(18,200,622)	76,209,762
MM Select T. Rowe Price Real Assets Fund	86,950,039	10,507,714	(6,629,526)	3,878,188
MM Select T. Rowe Price Small and Mid Cap Blend Fund	154,131,867	20,805,938	(9,918,052)	10,887,886
MM Select T. Rowe Price Retirement Balanced Fund	191,542,164	7,401,347	(3,737,309)	3,664,038
MM Select T. Rowe Price Retirement 2005 Fund	4,345,907	122,720	(20,178)	102,542
MM Select T. Rowe Price Retirement 2010 Fund	44,687,438	1,840,230	(221,090)	1,619,140
MM Select T. Rowe Price Retirement 2015 Fund	24,593,041	929,690	(101,551)	828,139
MM Select T. Rowe Price Retirement 2020 Fund	83,753,460	3,638,705	(375,701)	3,263,004
MM Select T. Rowe Price Retirement 2025 Fund	132,321,902	5,360,968	(730,697)	4,630,271
MM Select T. Rowe Price Retirement 2030 Fund	267,797,571	9,477,431	(1,794,619)	7,682,812
MM Select T. Rowe Price Retirement 2035 Fund	206,622,929	7,045,260	(1,847,055)	5,198,205
MM Select T. Rowe Price Retirement 2040 Fund	266,497,557	9,400,804	(2,350,173)	7,050,631
MM Select T. Rowe Price Retirement 2045 Fund	180,238,070	5,924,780	(1,897,329)	4,027,451
MM Select T. Rowe Price Retirement 2050 Fund	196,287,081	7,834,683	(1,572,994)	6,261,689
MM Select T. Rowe Price Retirement 2055 Fund	102,076,728	3,218,886	(1,049,274)	2,169,612
MM Select T. Rowe Price Retirement 2060 Fund	89,364,013	2,571,091	(876,010)	1,695,081
MM Select T. Rowe Price Retirement 2065 Fund	4,459,621	102,919	(134,765)	(31,846)

4. New Accounting Pronouncements

In December 2023, FASB issued Accounting Standards Update 2023-09 — Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and allows for early adoption. Management is currently evaluating the impact of applying this update.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. Upcoming Fund Mergers

The respective Board of Trustees of each Selling Fund and each Acquiring Fund, as applicable, has approved the reorganization of each Selling Fund listed in the table below (each, a “Selling Fund”) with and into the corresponding Acquiring Fund listed in the table below (each, an “Acquiring Fund”). Subject to the satisfaction of certain conditions, the reorganizations are expected to occur in September 2025. No shareholder approval is required to effect the reorganization of the Selling Funds into the corresponding Acquiring Funds. No assurance can be given that the reorganizations will occur. None of the reorganizations is contingent upon any other reorganization.

Selling Funds	Acquiring Funds
Equity Opportunities Fund (a series of MassMutual Select Funds)	Diversified Value Fund (a series of MassMutual Select Funds)
Total Return Bond Fund (a series of MassMutual Select Funds)	MassMutual Core Bond Fund (a series of MassMutual Premier Funds)

Under the terms of the proposed Agreement and Plan of Reorganization, each Selling Fund’s assets and liabilities would be transferred to the corresponding Acquiring Fund in return for shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate value of the assets that it receives from its corresponding Selling Fund, less the liabilities it assumes from that corresponding Selling Fund. The Acquiring Fund shares would be distributed pro rata to shareholders of the respective Selling Fund, in liquidation of the Selling Fund. Current shareholders of the Selling Fund would thus become shareholders of the applicable Acquiring Fund and would receive shares of the applicable Acquiring Fund with a value equal to their shares of the Selling Fund at the time of the reorganization. Assuming certain conditions are satisfied, each reorganization is expected to be a tax-free event for U.S. federal income tax purposes. More information about each Acquiring Fund and the definitive terms of each of the reorganizations is included in the combined information statement/prospectus relating to the reorganizations, which is available at https://www.massmutual.com/product-performance/mutual-funds.

6. Upcoming Fund Liquidations

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Small Company Value Fund, MM Select T. Rowe Price International Equity Fund, MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Large Cap Blend Fund, MM Select T. Rowe Price Real Assets Fund, MM Select T. Rowe Small and Mid Cap Blend Fund, 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, 80/20 Allocation Fund, MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund (each, a “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.